     As filed with the Securities and Exchange Commission on April 29, 2004

                                                             File Nos. 811-10215
                                                                       333-50832

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      / /
     Pre-Effective Amendment No. ___                                         / /
     Post-Effective Amendment No. 4                                          /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              / /
     Amendment No. 4                                                         /X/

                        (Check appropriate box or boxes.)

                  FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                  --------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                            1625 Broadway, Suite 2200
                                Denver, CO 80202
                                ----------------
               (Address of principal executive offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: 303-623-2577

                           Traci A. Thelen, Secretary
                  Financial Investors Variable Insurance Trust
                            1625 Broadway, Suite 2200
                                Denver, CO 80202
                                ----------------
                     (Name and Address of Agent of Service)

                                    Copy to:

                              Lester Woodward, Esq.
                             Davis, Graham, & Stubbs
                           1550 17th Street, Suite 500
                              Denver, CO 80202-1600

Approximate Date of Proposed Public Offering:    As soon as practicable after
                                                 the effective date of this
                                                 Amendment

It is proposed that this filing will become effective (check appropriate box):

/X/  immediately upon filing pursuant to paragraph (b)
/ /  on (date), pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on ______, pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[FIRST HORIZON LOGO]

Prospectus

Core Equity Portfolio
Capital Appreciation Portfolio
Dated April 30, 2004


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Objective, Principal Strategies and Risks
     Core Equity Portfolio                                                     1
     Capital Appreciation Portfolio                                            4

Performance
     Core Equity Portfolio                                                     2
     Capital Appreciation Portfolio                                            5

Fees and Expenses
     Core Equity Portfolio                                                     3
     Capital Appreciation Portfolio                                            6

Who Manages the Portfolios?
     Core Equity Portfolio                                                     7
     Capital Appreciation Portfolio                                            8

Portfolio Managers
     Core Equity Portfolio                                                     7
     Capital Appreciation Portfolio                                            8

Shareholder Information                                                        9

Distribution Plan                                                             10

Privacy Policy                                                                11

Financial Highlights                                                          12

Additional Information about the Portfolios                           Back Cover

No person has been authorized to give any information or to make any representation that is not contained in this Prospectus or in the Statement of Additional Information ("SAI") that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon. Also, this Prospectus does not constitute an offering by Financial Investors Variable Insurance Trust (the "Trust") or ALPS Distributors, Inc., ("ADI" or the "Distributor") in any jurisdiction where such an offering would not be lawful.

                         Not Insured By
                         Any Federal
First Horizon  Not FDIC  Government       No Bank     May Lose
Funds          Insured   Agency           Guarantee   Money      Not A Deposit

                                                           CORE EQUITY PORTFOLIO

PORTFOLIO FACTS

Goal:
Maximum current total return through -
* Capital Appreciation

Principal Investments:
* Common Stocks
* ADRs

Investment Adviser:
* First Tennessee Bank National Association ("First Tennessee" or "Adviser")

Investment Sub-Adviser:
* Highland Capital Management Corporation ("Highland" or "Sub-Adviser")

Portfolio Managers:
* David L. Thompson
* Mark J. Cronin

Distributor:
* ALPS Distributors, Inc. ("ADI")

Investment Objective, Principal Strategies and Risks of the Core Equity
Portfolio

Investment Objective -- The objective of the Core Equity Portfolio, formerly known as Growth & Income Portfolio, (the "Portfolio") is to achieve maximum total return through capital appreciation by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.

Principal Investment Strategy -- Under normal market conditions, the Adviser and Sub-Adviser currently intend to invest at least 80% of the Portfolio's assets in common stock and American Depositary Receipts (ADRs) of U.S. and international companies that are traded on major domestic securities exchanges (NYSE, AMEX, NASDAQ).

Principal Risks -- You may be interested in the Portfolio if you are comfortable with the risks of equity securities and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the Adviser's strategy for managing the Portfolio may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, interest rate movements, economic and market conditions and anticipated events. As a result, the price of the Portfolio's investments may go down and you could lose money on your investment. If the board of Trustees determines to change the Portfolio's policy of investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, it will provide the shareholders of the Portfolio at least 60 days prior written notice of the change.

The SAI contains additional information about the risks associated with investing in the Portfolio.

The value of the Portfolio's shares, like stock prices, generally will fluctuate within a wide range. An investor in the Portfolio could lose money over short or even long periods of time.

Please remember that there is no guarantee that the Portfolio will achieve its investment objective, and an investment in the Portfolio is not a deposit or any other obligation of a bank, is not insured, endorsed, or guaranteed by the FDIC, a bank or any government agency, and involves investment risk including the possible loss of the principal amount invested.

The Portfolio may sell its shares only to separate accounts of various insurance companies (the "Insurer(s)") and to various pension and profit-sharing plans ("Retirement Plans"). Shares are available through investment in various Retirement Plans, or purchase of certain variable annuity contracts ("Contracts") issued by Insurers. If you are a Contract owner, the Insurer will allocate your premium payments to the Portfolio through separate accounts in accordance with your Contract.

The Retirement Plans and separate accounts of Insurers are the shareholders of record of the Portfolio's shares. Any reference to the shareholder in this Prospectus technically refers to the Retirement Plans and the Insurers' separate accounts and not to you, the Contract owner or Retirement Plan participant.

PERFORMANCE OF THE CORE EQUITY PORTFOLIO

The following bar chart and table can help you evaluate the potential risks of investing in the Portfolio. Both the bar chart and the table show the variability the Portfolio has experienced in its performance in the past. The Portfolio's past performance (before and after taxes) does not indicate how it will perform in the future and is intended to be used for purposes of comparison only.

The performance shown in the bar chart reflects the expenses associated with those shares from year to year.

WHAT IS THE S&P 500 INDEX?

The S&P 500 Index is an unmanaged index tracking the performance of 500 publicly traded U.S. stocks and is often used to indicate the performance of the overall domestic stock market. The S&P 500 is not a mutual fund, and you cannot invest in it directly. Also, the performance of the S&P 500 does not reflect the costs associated with operating a mutual fund, such as buying, selling, and holding securities.

                            YEAR-BY-YEAR TOTAL RETURN

[CHART]

12/31/02         (26.11)%
12/31/03          28.60%

Best quarter (quarter ended June 30, 2003) - 15.18%
Worst quarter (quarter ended September 30, 2002) - (16.75)%
Year-To-Date Return (as of March 31, 2004) - 2.42%

The following table lists the Portfolio's average year-by-year return over the past one-year period and since the inception of the Portfolio. The table also compares the average annual total returns of the Portfolio for the periods shown to the performance of the S&P 500 Index.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                                       INCEPTION DATE            1 YEAR            SINCE INCEPTION
FIRST HORIZON CORE EQUITY PORTFOLIO                       08/20/01                28.60%               (1.86)%
STANDARD & POOR'S 500 INDEX                               08/20/01                28.67%               (0.53)%

FEES AND EXPENSES OF THE CORE EQUITY PORTFOLIO

THE INFORMATION IN THIS SECTION DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on
purchases as a percentage of offering price                            None
Maximum deferred sales charge (load)
(as a percentage of original purchase price
or redemption proceeds, as applicable)                                 None

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from portfolio assets)

Management Fees                                                        0.70%
Distribution (12b-1) Fees                                              0.25%
Other Expenses                                                         0.84%
Total Annual Portfolio Operating Expenses                              1.79%
Fee Waiver and Expense Reimbursement*                                 (0.69)%
Net Annual Portfolio Operating Expenses                                1.10%

*First Tennessee has contractually agreed to reimburse Portfolio expenses and/or waive a portion of its fee until December 31, 2004, to the extent necessary for the Portfolio to maintain a total annual expense ratio of not more than 1.10% for its current fiscal year. These reimbursements and/or waivers may be discontinued any time after that date.

Example -- The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that the Portfolio returns 5% each year and that the Portfolio's operating expenses remain the same. After one year, the example does not take into consideration First Tennessee's agreement to waive fees and/or reimburse fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 ONE-YEAR         THREE YEAR        FIVE YEAR         TEN YEAR
                                                 --------         ----------        ---------         --------
FIRST HORIZON CORE EQUITY PORTFOLIO                $112              $496             $905             $2,046

A Note on Fees

As an indirect investor in the Portfolio, you will incur various operating costs, including investment management fees and operating expenses as indicated in the Fee Table. If you are a Contract owner, you will also incur fees associated with the Contract you purchase, which are not reflected in the table and example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contract through which the Portfolio's shares are offered to you.

                                                  CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO FACTS

Goal:
Long-term capital appreciation

Principal Investments:
* Small Company Stocks
* Common Stocks

Co-Investment Advisers:
* First Tennessee Bank National Association ("First Tennessee")
* Delaware Management Company ("DMC" or "Adviser")

Portfolio Managers:
* Gerald S. Frey
* Marshall T. Bassett
* John A. Heffern
* Jeffrey W. Hynoski
* Steven T. Lampe
* Matthew Todorow
* Lori P. Wachs

Distributor:
* ALPS Distributors, Inc. ("ADI")

Investment Objective, Principal Strategies and Risks of the Capital Appreciation Portfolio

INVESTMENT OBJECTIVE -- The objective of the Capital Appreciation Portfolio (the "Portfolio") is to seek long-term capital appreciation.

Principal Investment Strategies -- Under normal market conditions, DMC currently intends to invest at least 80% of the Portfolio's total assets in equity securities of companies with market capitalizations generally between $200 million and $2 billion at the time of purchase, with an average market capitalization of the Portfolio not to exceed $1.5 billion. The Portfolio may also invest in preferred stock, bonds and debentures convertible into common stock of U.S. based companies of all sizes, industries, and geographical markets. The Portfolio may also invest in securities of foreign issuers.

Principal Risks -- You may be interested in the Portfolio if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the Adviser's strategy for managing the Portfolio may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, interest rate movements, economic and market conditions and anticipated events. As a result, the price of the Portfolio's investments may go down and you could lose money on your investment.

The Portfolio's share price may fluctuate more than that of funds primarily invested in stocks of large companies. Occasionally, small company securities may underperform as compared to the securities of larger companies. Small company securities may also pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.

The SAI contains additional information about the risks associated with investing in the Portfolio.

The value of the Portfolio's shares, like stock prices, generally will fluctuate within a wide range. An investor in the Portfolio could lose money over short or even long periods of time.

Please remember that there is no guarantee that the Portfolio will achieve its investment objective, and an investment in the Portfolio is not a deposit or any other obligation of a bank, is not insured, endorsed, or guaranteed by the FDIC, a bank or any government agency, and involves investment risk including the possible loss of the principal amount invested.

The Portfolio may sell its shares only to separate accounts of various insurance companies (the "Insurer(s)") and to various pension and profit-sharing plans ("Retirement Plans"). Shares are available through investment in various Retirement Plans, or purchase of certain variable annuity contracts ("Contracts") issued by Insurers. If you are a Contract owner, the Insurer will allocate your premium payments to the Portfolio through separate accounts in accordance with your Contract.

The Retirement Plans and separate accounts of Insurers are the shareholders of record of the Portfolio's shares. Any reference to the shareholder in this Prospectus technically refers to the Retirement Plans and the Insurers' separate accounts and not to you, the Contract owner or Retirement Plan participant.

PERFORMANCE OF THE CAPITAL APPRECIATION PORTFOLIO

The following bar chart and table can help you evaluate the potential risks of investing in the Portfolio. Both the bar chart and the table show the variability the Portfolio has experienced in its performance in the past. The Portfolio's past performance (before and after taxes) does not indicate how it will perform in the future and is intended to be used for purposes of comparison only.

The performance shown in the bar chart reflects the expenses associated with those shares from year to year.

WHAT IS THE RUSSELL 2000(TM) GROWTH INDEX?

The Russell 2000(TM) Growth Index measures the performance of those Russell 2000(TM) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(TM) Growth Index contains the smallest 2,000 firms within the Russell 3000 Index, which is made up of 98% of the investable U.S. equity market. The Russell 2000(TM) Growth Index is not a mutual fund and you cannot invest in it directly. Also, the performance of the Russell 2000(TM) Growth Index does not reflect the costs associated with operating a mutual fund, such as buying, selling, and holding securities.

                            YEAR-BY-YEAR TOTAL RETURN

12/31/02         (18.62)%
12/31/03          42.28%

Best quarter (quarter ended December 31, 2001) - 26.30%
Worst quarter (quarter ended September 30, 2002) - (16.30)%
Year-To-Date Return (as of March 31, 2004) - 6.74%

The following table lists the Portfolio's average year-by-year return over the past one-year period and since the inception of the Portfolio. The table also compares the average annual total returns of the Portfolio for the periods shown to the performance of the Russell 2000(TM) Growth Index.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                                       INCEPTION DATE            1 YEAR            SINCE INCEPTION
                                                       --------------            ------            ---------------
FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO              08/20/01                42.28%               10.34%
RUSSELL 2000(TM)GROWTH INDEX                              08/20/01                48.54%                2.56%

FEES AND EXPENSES OF THE CAPITAL APPRECIATION PORTFOLIO

The information in this section describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) imposed on
purchases as a percentage of offering price                                None
Maximum deferred sales charge (load)
(as a percentage of original purchase price
or redemption proceeds, as applicable)                                     None

ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

Management Fees                                                            0.75%
Distribution (12b-1) Fees                                                  0.25%
Other Expenses                                                             1.18%
Total Annual Portfolio Operating Expenses                                  2.18%
Fee Waiver and Expense Reimbursement*                                     (0.88)%
Net Annual Portfolio Operating Expenses                                    1.30%

*First Tennessee has contractually agreed to waive and/or reimburse Portfolio expenses until December 31, 2004, to the extent necessary for the Portfolio to maintain an expense ratio of not more than 1.30% for its current fiscal year. These waivers and/or reimbursements may be discontinued at any time after that date.

Example -- The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that the Portfolio returns 5% each year and that the Portfolio's operating expenses remain the same. After one year, the example does not take into consideration First Tennessee's agreement to waive fees and/or reimburse fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 ONE-YEAR         THREE-YEAR        FIVE YEAR         TEN YEAR
                                                 --------         ----------        ---------         --------
FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO       $132              $597            $1,088            $2,441

A Note on Fees

As an indirect investor in the Portfolio, you would incur various operating costs, including investment management fees and operating expenses as indicated in the Fee Table. If you are a Contract owner, you will also incur fees associated with the Contract you purchase, which are not reflected in the table and example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contract through which the Portfolio's shares are offered to you.

                                                           CORE EQUITY PORTFOLIO

WHO MANAGES THE CORE EQUITY PORTFOLIO?

First Tennessee (530 Oak Court Dr., Memphis, Tennessee) serves as Investment Adviser to the Portfolio and, with the prior approval of the Board of Trustees (the "Trustees") of Financial Investors Variable Insurance Trust (the "Trust"), has engaged Highland to act as Sub-Adviser to the Portfolio. Subject to First Tennessee's supervision, Highland is responsible for the day-to-day investment management of the Portfolio, including providing investment research and credit analysis concerning portfolio investments and conducting a continuous program of investment of portfolio assets in accordance with the investment policies and objectives of the Portfolio.

For managing its investment and business affairs, the Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of 0.70% of its average net assets. First Tennessee has contractually agreed to reimburse portfolio expenses and/or waive a portion of its fees to the extent necessary for the Portfolio to maintain a total expense ratio of not more than 1.10% for its current fiscal year ending December 31, 2004. The total advisory fee paid to First Tennessee for the fiscal year ended December 31, 2003, was 0.19% of the Portfolio's average net assets after waiver. First Tennessee serves as an investment adviser to individual, corporate and institutional advisory clients and pension plans with approximately $11.9 billion in assets under administration (including nondiscretionary accounts) and $7.5 billion in assets under management as of December 31, 2003, and has experience in supervising sub-advisers. First Tennessee provides investment advisory services to the Portfolio through First Tennessee Advisory Services, a division of First Tennessee.

First Tennessee may compensate an Insurer for certain administrative services performed for the Portfolio in connection with the Contracts, based on the assets of the Portfolio attributable to Contracts issued through the separate account of the Insurer.

Highland (6077 Primacy Parkway, Memphis, Tennessee) serves as the Sub-Adviser for the Portfolio subject to the supervision of First Tennessee and pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. On March 1, 1994, Highland merged with and into First Tennessee Investment Management, Inc. ("FTIM"), an affiliate of First Tennessee, and changed its name to Highland Capital Management Corp.

FTIM (now Highland), has been a wholly-owned subsidiary of First Tennessee National Corporation since 1972. First Tennessee has a history of investment management that dates back to 1929. Highland has approximately $3.5 billion in total assets under management as of December 31, 2003. First Tennessee is obligated to pay Highland a monthly sub-advisory fee at the annual rate of 0.50% of the Portfolio's average net assets. The Portfolio is not responsible for paying any portion of Highland's sub-advisory fee.

PORTFOLIO MANAGERS FOR THE CORE EQUITY PORTFOLIO

[PHOTO OF DAVID L. THOMPSON & MARK J. CRONIN]

David L. Thompson, one of the two portfolio managers for the Portfolio, is a senior vice president and director of Highland. He has 15 years of investment experience. Mr. Thompson joined Highland in May 1995 and is a Chartered Financial Analyst. He is a graduate of the University of Mississippi and received a masters degree in business administration from the University of North Carolina.

Mark J. Cronin is the other manager of the Portfolio. He is vice president with Highland. He has two decades of investment experience. Mr. Cronin joined Highland in 1999 and is a Chartered Financial Analyst. He is a graduate of the University of Washington.

                                                            CAPITAL APPRECIATION

WHO MANAGES THE CAPITAL APPRECIATION PORTFOLIO?

First Tennessee (530 Oak Court Drive, Memphis, Tennessee) and DMC (2005 Market Street, Philadelphia, Pennsylvania) serve as Co-Investment Advisers to the Portfolio. First Tennessee, among other things, provides investment management evaluations to the Board of Trustees (the "Trustees") of Financial Investors Variable Insurance Trust (the "Trust"), monitors the activities of DMC, including DMC's Portfolio transactions, and coordinates DMC's activities with the Portfolio's custodian, transfer agent, administrator, and independent accountants. DMC uses a team approach and is responsible for the day-to-day investment and reinvestment of the Portfolio's assets in accordance with its investment objective and policies. DMC is obligated to provide a continual program of investment of portfolio assets, to conduct investment research and credit analysis concerning portfolio investments, and to place orders for all purchases and sales of investments on behalf of the Portfolio.

The Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of 0.15% of its average net assets for the investment advisory services First Tennessee provides. First Tennessee has contractually agreed to reimburse Portfolio expenses and/or waive a portion of its fees to the extent necessary for the Portfolio to maintain a total expense ratio of not more than 1.30% for its current fiscal year ending December 31, 2004. The total advisory fee paid to First Tennessee for the fiscal year ended December 31, 2003 was 0.00% of the Portfolio's average net assets. First Tennessee serves as an investment adviser to individual, corporate and institutional advisory clients, pension plans and collective investment funds, with approximately $11.9 billion in assets under administration (including nondiscretionary accounts) and $7.5 billion in assets under management as of December 31, 2003, and has experience in supervising co-advisers. First Tennessee provides co-investment advisory services to the Portfolio through First Tennessee Advisory Services, a division of First Tennessee.

First Tennessee may compensate an Insurer for certain administrative services performed for the Portfolio in connection with the Contracts, based on the assets of the Portfolio attributable to Contracts issued through the separate account of the Insurer.

As compensation for the services it provides, DMC is entitled to receive from the Portfolio a monthly management fee at the annual rate of 0.60% on the Portfolio's average net assets. The total advisory fee paid to DMC for the fiscal year ended December 31, 2003, was 0.60% of the Portfolio's average net assets. DMC is organized as a series of Delaware Management Business Trust ("DMBT"), a business trust organized under the laws of the State of Delaware. As of December 31, 2003, DMC and its investment advisory affiliates had approximately $102.0 billion under management in a wide range of asset classes for institutional investors, large private trusts and mutual fund shareholders. DMC and DMBT are part of the Delaware Investments family of companies, which are located at 2005 Market Street, Philadelphia, PA 19103. They are indirect, wholly-owned subsidiaries of Lincoln National Corporation, Centre Square, West Tower, 1500 Market St., Suite 3900, Philadelphia, PA 19102-2112 ("LNC"). LNC is a publicly-owned company whose shares are traded on the New York Stock Exchange.

PORTFOLIO MANAGERS FOR THE CAPITAL APPRECIATION PORTFOLIO

[PHOTO OF TEAM OF PORTFOLIO MANAGERS]

A team of Portfolio Managers of DMC is responsible for the day-to-day operations of the Portfolio. The Investment Management Team is lead by Gerald S. Frey. Gerald S. Frey is managing director/chief investment officer, growth equities of Delaware Management Company. Mr. Frey has 23 years of experience in the money management business and holds a bachelor's degree in economics from Bloomsburg University and attended Wilkes College and New York University. Other members of the Investment Management Team are Marshall T. Bassett, Senior Vice President / Portfolio Manager, Consumer and Retail Sector Specialty; John A. Heffern, Senior Vice President / Portfolio, Business & Financial Services Sector; Jeffrey W. Hynoski, Vice President / Portfolio Manager, Technology Sector Specialty; Steven
T. Lampe, Vice President / Portfolio Manager, Healthcare Sector Specialty; Matthew Todorow (not pictured), Vice President / Portfolio Manager, Healthcare Sector Specialty; and Lori P. Wachs, Vice President / Portfolio Manager, Consumer & Retail Sector Specialty.

SHAREHOLDER INFORMATION

Buying and Selling Shares

The Portfolios continuously offer shares to Insurers and Retirement Plans at the net asset value ("NAV") per share next determined after the Trust or its designated agent receives and accepts a proper purchase request. Each Insurer or Retirement Plan submits purchase and redemption orders to the Trust based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Insurer by such Contract owners (or by participants). The Insurers and Retirement Plans are designated agents of the Portfolios. The Trust, the Adviser and the Portfolios' distributor reserve the right to reject any purchase order from any party for shares of the Portfolios.

The Portfolios will ordinarily make payment for redeemed shares within seven (7) business days after the Trust or their designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts the shareholder's request in proper form.

The Portfolios may suspend the right of redemption or postpone the date of payment during any period when trading on the New York Stock Exchange ("NYSE") is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Portfolios to dispose of its assets or calculate their net asset values; or as permitted by the Securities and Exchange Commission.

If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each Portfolio's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale.

The accompanying contract Prospectus or disclosure documents for the Contracts or Retirement Plan describes the allocation, transfer and withdrawal provisions of such Contract or Plan.

VALUING SHARES

The price at which you buy, sell or exchange Portfolio shares is the share price or NAV. The share price for shares of the Portfolios is determined by adding the value of the Portfolios' investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the shares outstanding. The Portfolios are open for business each day that the NYSE is open (a "Business Day"). The NAV is calculated at the close of the Portfolios' Business Day, which coincides with the close of regular trading of the NYSE (normally 4:00 p.m. Eastern Time). Share price is not calculated on the days that the NYSE is closed.

When the Portfolios calculate the share price, they value the securities they hold at market value. Sometimes market quotes from some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the Trustees.

TAX CONSEQUENCES

The Portfolios distribute substantially all of their net income and capital gains to shareholders each year. The Portfolios distribute capital gains and income dividends annually. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested at net asset value in the Portfolios. For Contract owners the result of automatic reinvestment of distributions on a Portfolio's performance, including the effect of dividends, is reflected in the cash value of the Contracts you own. Please see the Contract prospectus accompanying this Prospectus for more information.

The Portfolios each intend to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), in order to be relieved of federal income tax on that part of their net investment income and realized capital gains they distribute to shareholders. To qualify, the Portfolios must meet certain relatively complex income and diversification tests. The loss of such status would result in the Portfolios being subject to federal income tax on their taxable income and gains.

Federal tax regulations require that mutual funds offered through insurance company separate accounts must meet certain additional diversification requirements to preserve the tax-deferral benefits provided by the variable contracts. The Advisers intend to diversify investments in accordance with those requirements. The Insurers' prospectuses for variable annuities policies describe the federal income tax treatment of distributions from such contracts to Contract owners.

The foregoing is only a summary of important federal tax law provisions that can affect the Portfolios. Other federal, state, or local tax law provisions may also affect the Portfolios and their operations.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

DISTRIBUTION PLAN

The Trustees have adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Portfolios (the "Distribution Plan"). The Distribution Plan permits the use of portfolio assets to compensate ADI for its services and costs in distributing shares and servicing shareholder accounts.

The Distribution Plan also recognizes that First Tennessee and DMC may use their management fee revenues, as well as their past profits or their resources from any other source, to pay for expenses incurred in connection with providing services intended to result in the sale of shares and/or shareholder support services.

Under the Distribution Plan, ADI receives an amount equal to 0.25% of the average annual net assets of the Portfolios. All or a portion of the fees paid to ADI under the Distribution Plan will, in turn, be paid to certain Insurers, broker-dealers, investment advisers, and other third parties as compensation for selling shares and for providing ongoing sales support services. These services include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting.

Because the fees paid under the Distribution Plan are paid out of portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

PRIVACY POLICY

The Portfolios collect nonpublic personal information about its customers(1) from the following sources:

     - Account applications and other forms, which may include a customer's name, address, social security number, date of birth, and information about a customer's investment goals and risk tolerance;

     - Account history, including information about the transactions and balances in a customer's account; and

     - Correspondence, written, or telephonic, between a customer and the Portfolios service providers to the Portfolios.

The Portfolios will not release information about its customers or their accounts unless one of the following conditions is met:

     -    Prior written consent is received.

     - The Portfolios believe the recipient to be the fund customer or the customer's authorized representative.

     - The Portfolios are required by law to release information to the recipient.

The Portfolios do not give or sell information about their customers or their accounts to any other company, individual, or group.

The Portfolios will only use information about their customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.

The Portfolios restrict access to nonpublic personal information about customers to those employees who need to know that information in order to provide products or services. The Portfolios may also share personal information with companies that it hires to provide support services. When the Portfolios share personal information with service providers, they protect that personal information with a strict confidentiality agreement. The Portfolios also maintain physical, electronic and procedural safeguards that comply with federal standards to guard customers' nonpublic personal information.

The Portfolios will adhere to the policies and practices described in this notice for current and former shareholders of the Portfolio.

----------
(1) For purposes of this notice, the terms "customer" or "customers" includes both shareholders of the Portfolios and individuals who provide nonpublic personal information to the Portfolios, but do not invest in Portfolio shares.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is presented to help you understand the Portfolios' financial performance for the past two fiscal periods. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolios' financial statements, is included in the Portfolios' annual report, which is available upon request by calling First Horizon Funds at (877) 846-0741.

                                                          Core Equity                               Capital Appreciation
                                                 For the Year          For the Period           For the Year        For the Period
                                                    Ended                  Ended                   Ended                Ended
                                                 December 31,           December 31,           December 31,          December 31,
                                             2003           2002           2001**           2003           2002         2001**
SELECTED PER-SHARE DATA
Net asset value - beginning of period      $    7.41     $   10.06       $   10.00        $    8.87     $   10.90     $   10.00
Income from investment operations:
Net investment income (loss)                    0.02          0.02            0.00(3)         (0.04)        (0.06)        (0.02)
Net realized and unrealized gain (loss)
on investments                                  2.10         (2.65)           0.07             3.79         (1.97)         0.92
Total from investment operations                2.12         (2.63)           0.07             3.75         (2.03)         0.90

DISTRIBUTIONS:
From net investment income                     (0.02)        (0.02)          (0.01)               -             -             -
From net realized gain                             -          0.00(3)            -                -             -             -
Total distributions                            (0.02)        (0.02)          (0.01)               -             -             -
Net asset value - end of period            $    9.51     $    7.41       $   10.06        $   12.62     $    8.87     $   10.90

TOTAL RETURN (4)                               28.60%       (26.11)%          0.68%(2)        42.28%       (18.62)%        9.00%(2)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)            $  11,608     $   5,239       $   2,107        $   3,494     $   1,480     $   1,132
Ratio of expenses to average net assets         1.10%         1.10%           1.10%(1)         1.30%         1.30%         1.30%(1)
Ratio of net investment income (loss)
   to average net assets                        0.28%         0.28%           0.17%(1)        (0.61)%       (0.89)%       (0.49)%(1)
Ratio of expenses to average net assets
   without fee waivers                          1.79%         3.07%           1.99%(1)         2.18%         4.27%         2.24%(1)
Ratio of net investment loss to average
   net assets without fee waivers(0.40)%       (1.69)%                      (0.72)%(1)        (1.49)%       (3.87)%       (1.43)%(1)
Portfolio turnover rate                           36%           43%              9%              72%          120%           59%

(1) Annualized
(2) Total Returns for periods less than one year are not annualized.
(3) Less than $.005 per share.
(4) Total return would have been lower had various fees not been waived during the period.

** For the period August 20, 2001 (inception) to December 31, 2001

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

If you would like more information about the Portfolios, the following documents are available free upon request.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In the Portfolios' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI contains additional information about all aspects of the Portfolios. A current SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference, which means that it is legally part of this Prospectus. For a copy of the SAI, write or call the Portfolios at the address or phone number listed below.

To obtain copies of the Portfolios' SAI, Annual Report, or Semi-Annual Report free of charge, or to obtain other information about the Portfolios and to make shareholder inquiries, you may write to First Horizon Funds at 1625 Broadway, Suite 2200, Denver, Colorado 80202 or call First Horizon Funds at
1-877-846-0741.

Information about the Portfolios (including the SAI) also may be reviewed and copied, upon payment of a duplicating fee, at the SEC's Public Reference Room in Washington, D.C. You also can obtain this information, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The SEC also maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated herein by reference, and other information regarding the Portfolios. For more information about the operation of the Public Reference Room, please call the SEC at 1-202-942-8090.

[FIRST TENNESSEE LOGO]

[ALPS DISTRIBUTORS, INC. LOGO]

                                       Investment Company Act File No. 811-10215

                  FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                       FIRST HORIZON CORE EQUITY PORTFOLIO
                  FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO
                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED APRIL 29, 2004

This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the current Prospectus for the First Horizon Core Equity and Capital Appreciation Portfolios ("Portfolios") dated April 29, 2004, as it may be amended or supplemented from time to time. Please retain this SAI for future reference. To obtain additional free copies of this SAI or the Prospectus for the Portfolios, please contact ALPS Distributors, Inc. by calling 1-877-846-0741, or writing to 1625 Broadway, Suite 2200, Denver CO 80202.

Shares of the Portfolios are available only through the purchase of a variable annuity contract issued through a separate account of an insurance company ("Variable Contract"), or through a qualified plan.

TABLE OF CONTENTS                                                          PAGE
INVESTMENT RESTRICTIONS AND LIMITATIONS                                       2
INVESTMENT INSTRUMENTS                                                        3
TRUSTEES AND OFFICERS                                                         9
INVESTMENT ADVISORY AGREEMENTS                                               11
CODE OF ETHICS                                                               12
PROXY VOTING POLICIES AND PROCEDURES                                         13
ADMINISTRATION AGREEMENT AND OTHER CONTRACTS                                 13
PORTFOLIO TRANSACTIONS                                                       14
VALUATION OF PORTFOLIO SECURITIES                                            16
PERFORMANCE                                                                  16
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                               18
DISTRIBUTIONS AND TAXES                                                      18
DESCRIPTION OF THE TRUST                                                     19
FINANCIAL STATEMENTS                                                         21
APPENDIX A                                                                  A-1

INVESTMENT ADVISER (FIRST HORIZON CORE EQUITY PORTFOLIO)
First Tennessee Bank National Association ("First Tennessee")

SUB-ADVISER (FIRST HORIZON CORE EQUITY PORTFOLIO)
Highland Capital Management Corp. ("Highland" or a "Sub-Adviser")

CO-INVESTMENT ADVISERS (FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO) First Tennessee Bank National Association ("First Tennessee")
Delaware Management Company ("DMC")

ADMINISTRATOR
ALPS Mutual Funds Services, Inc. ("ALPS" or the "Administrator")

CO-ADMINISTRATOR
First Tennessee Bank National Association ("First Tennessee" or the "Co-Administrator")

DISTRIBUTOR
ALPS Distributors, Inc. ("ADI" or the "Distributor")

TRANSFER AGENT & SHAREHOLDER SERVICING AGENT
ALPS Mutual Funds Services, Inc. ("ALPS" or the "Transfer Agent")

CUSTODIAN
State Street Bank & Trust Company ("State Street" or the "Custodian")

                     INVESTMENT RESTRICTIONS AND LIMITATIONS

The following policies and limitations supplement those set forth in the Portfolios' Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Portfolio's acquisition of such security or other asset. Accordingly, except as to borrowings and illiquid securities, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Portfolio's investment policies and limitations. With respect to borrowings or illiquid securities, any borrowing or investment in such securities that exceeds the applicable limitations listed below will be reduced promptly to meet such limitation.

Fundamental policies and investment limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 as amended (the "1940 Act")) of that Portfolio. However, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

                    INVESTMENT LIMITATIONS OF THE PORTFOLIOS

THE FOLLOWING ARE THE FUNDAMENTAL LIMITATIONS FOR EACH PORTFOLIO, SET FORTH IN THEIR ENTIRETY. EACH PORTFOLIO MAY NOT:

(1) with respect to 75% of a Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result of such purchase, (a) more than 5% of a Portfolio's total assets would be invested in the securities of that issuer; or (b) such a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2)      issue senior securities, except as permitted under the 1940 Act;

(3) borrow money, except that each Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that each Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 as amended (the "1933 Act") in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, 25% or more of such a Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements;

(9) Each Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end or closed-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Portfolio.

THE FOLLOWING LIMITATIONS OF EACH PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(1) Each Portfolio does not currently intend during the coming year to purchase securities on margin, except that each Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(2) Each Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. Reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3). The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(3) Each Portfolio does not currently intend during the coming year to purchase any security, if, as a result of such purchase, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(4) Each Portfolio does not currently intend during the coming year to purchase or sell futures contracts. This limitation does not apply to securities that incorporate features similar to futures contracts.

(5) Each Portfolio does not currently intend during the coming year to make loans, but this limitation does not apply to purchases of debt securities.

(6) Each Portfolio does not currently intend during the coming year to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Portfolio.

(7) Each Portfolio will not: (a) purchase put options or write call options if, as a result, more than 25% of a Portfolio's total assets would be hedged with options under normal conditions; (b) write put options if, as a result, a Portfolio's total obligations upon settlement or exercise of written put options would exceed 25% each of their total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by each Portfolio would exceed 5% of total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

                             INVESTMENT INSTRUMENTS

The Prospectus discusses the investment objectives of the Portfolios and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Portfolios may invest, and certain risks attendant to such investment.

DELAYED-DELIVERY AND WHEN-ISSUED TRANSACTIONS. Each Portfolio may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by each Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. Each Portfolio may receive fees for entering into delayed-delivery transactions.

When purchasing securities on a delayed-delivery basis, each Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with such Portfolio's other investments. If a Portfolio remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, such Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

Each Portfolio may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

FOREIGN INVESTMENTS. Foreign investments purchased by each Portfolio can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restriction on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that a Portfolio's investment adviser will be able to anticipate or counter these potential events.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Each Portfolio may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based corporation held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

FOREIGN CURRENCY TRANSACTIONS. The Portfolios may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Portfolios will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Each Portfolio may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by each Portfolio. The Portfolios may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When a Portfolio agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, each Portfolio will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Portfolios may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Portfolio's investment adviser.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Portfolio may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency or from one foreign currency to another foreign currency. For example, if a Portfolio held investments denominated in Deutsche marks, such Portfolio could enter into forward contracts to sell Deutsche marks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, Securities and Exchange Commission ("SEC") guidelines require mutual funds to set aside cash or other appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Portfolios will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Portfolios will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on Highland's or DMC's skill in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the investment adviser anticipates. For example, if a currency's value rose at a time when the investment adviser had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If Highland or DMC hedges currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Highland or DMC increases a Portfolio's exposure to a foreign currency, and that currency's value declines, the Portfolio will realize a loss. There is no assurance that Highland's or DMC's use of forward currency contracts will be advantageous to a Portfolio or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of each Portfolio.

ILLIQUID INVESTMENTS. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under guidelines established by the Trustees, Highland (under the supervision of First Tennessee), and DMC determine the liquidity of each respective Portfolio's investments and, through reports from Highland and DMC, the Trustees monitor investments in illiquid instruments. In determining the liquidity of each Portfolio's investments, Highland and DMC may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset each Portfolio's rights and obligations relating to the investment). Investments currently considered by each Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and some restricted securities determined by Highland or DMC to be illiquid. However, with respect to over-the-counter options that each Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement each Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Trustees. If through a change in values, net assets or other circumstances, either Portfolio were in a position where more than 15% of its net assets were invested in illiquid securities, the Trustees would seek to take appropriate steps to protect liquidity.

REAL ESTATE INVESTMENT TRUSTS. The Portfolios may purchase interests in real estate investment trusts. Real estate industry companies include, among others, equity real estate investment trusts, which own properties, and mortgage real estate investment trusts, which make construction, development, and long-term mortgage loans. Equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skill, are not diversified, and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security at an agreed upon price and date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price. This obligation is in effect secured by the underlying security having a value at least equal to the amount of the agreed upon resale price. Each Portfolio may enter into a repurchase agreement with respect to any security in which it is authorized to invest. While it presently does not appear possible to eliminate all risks from the transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to each Portfolio in connection with bankruptcy proceedings), it is the policy of each Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Highland or DMC, as the case may be.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, each Portfolio will maintain appropriate high-grade liquid assets in a segregated custodial account to cover its obligation under the agreement. Each Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Highland or DMC, as the case may be.

RESTRICTED SECURITIES. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, each Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time each Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, each Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

SECURITIES LENDING. Each Portfolio may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Portfolios to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Highland or DMC to be of good standing. Furthermore, they will only be made if, in Highland's or DMC's judgment, the consideration to be earned from such loans would justify the risk.

First Tennessee, Highland, and DMC understand that it is the current view of the SEC that each Portfolio may engage in loan transactions only under the following conditions: (1) each Portfolio must receive at least 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, each Portfolio must be able to terminate the loan at any time; (4) each Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) each Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Portfolios are authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

WARRANTS. The Portfolios may invest in warrants, which entitle the holder to buy equity securities at a specific price during a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities, which may be purchased, nor do they represent any rights in the assets of the issuing company. The value of a warrant may be more volatile than the value of the securities underlying the warrants. Also, the value of the warrant does not necessarily change with the value of the underlying securities and ceases to have value if it is not exercised prior to the expiration date. Warrants may be allowed to expire if Highland or DMC deems it undesirable to exercise or sell.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities and indexes of securities prices. A Portfolio may terminate its position in a put option it has purchased by allowing them to expire or by exercising the option. If the option is allowed to expire, a Portfolio will lose the entire premium it paid. If a Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Portfolios may seek to terminate their positions in put options they write before exercise by closing out the options in the secondary market at their current price. If the secondary market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. However, this loss should be less than the loss from purchasing the underlying instrument directly, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates each Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS. Each Portfolio may purchase and write options in combination with each other, or in combination with forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolios may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match the Portfolios' current or anticipated investments exactly. Each Portfolio may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which each typically invests.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolios' investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, dividends, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the securities markets, from structural differences in how options and securities are traded, or from imposition of daily price fluctuation limits or trading halts.

The Portfolios may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Portfolios' options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS. There is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Portfolios to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Portfolios to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolios' access to other assets held to cover its options or futures positions could also be impaired.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Portfolios greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

ASSET COVERAGE FOR OPTIONS POSITIONS. The Portfolios will comply with guidelines established by the SEC with respect to coverage of options strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolios' assets could impede portfolio management or the Portfolios' ability to meet redemption requests or other current obligations.

                              TRUSTEES AND OFFICERS

The Trust's Board of Trustees oversees the overall management of the Portfolios and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below. The address of each, unless otherwise indicated, is 1625 Broadway, Suite 2200, Denver, Colorado 80202.

                              INDEPENDENT TRUSTEES

                                           POSITION(S) HELD                          PRINCIPAL OCCUPATION
            NAME AND AGE                     WITH TRUST                              DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
MARY K. ANSTINE (63)                           Trustee            Ms. Anstine is President/Chief Executive Officer of
                                                                  HealthONE, Denver, CO, and is former Executive Vice
                                                                  President of First Interstate Bank of Denver. She is
                                                                  currently a Director of the Trust Bank of Colorado, Trustee of the Denver Area Council of the Boy Scouts of America, a
                                                                  Director of the Junior Achievement Board and the Colorado
                                                                  Uplift Board, and a member of the Advisory Boards for the
                                                                  Girl Scouts Mile Hi Council and the Hospice of Metro
                                                                  Denver. Formerly, Ms. Anstine served as a Director of
                                                                  HealthONE; a member of the American Bankers Association
                                                                  Trust Executive Committee; Director of the Center for
                                                                  Dispute Resolution; and a Trustee of Financial Investors
                                                                  Trust and Reaves Utility Income Fund.

ROBERT E. LEE, 68                              Trustee            Mr. Lee was a commercial bank executive of First Interstate
                                                                  Bank from 1980 through 1989. He is currently President of
                                                                  Glacier Properties, Inc., and a Director of the following:
                                                                  Storage Technology Corporation; ING Financial Services -
                                                                  North America; Meredith Capital Corporation; Source Capital
                                                                  Corporation; and Emeritus - The Denver Foundation. Mr. Lee
                                                                  is a Director of Financial Investors Trust and Reaves
                                                                  Utility Income Fund.

JOHN R. MORAN, JR. (73)                        Trustee            Mr. Moran is President and Chief Executive Officer of The
                                                                  Colorado Trust, a private foundation serving the health and hospital community in the State of Colorado. An attorney,
                                                                  Mr. Moran was formerly a partner with the firm of Kutak
                                                                  Rock & Campbell in Denver, Colorado and a member of the
                                                                  Colorado House of Representatives. Currently, Mr. Moran is
                                                                  a member of the Board of Directors of the Colorado Health
                                                                  Institute; Trustee of the Hill Foundation; a member of the
                                                                  University of Colorado Treasurer's Advisory Committee; a
                                                                  Trustee of the Robert J. Kutak Foundation; Director of the
                                                                  Colorado Wildlife Heritage Foundation; and a Trustee of
                                                                  Financial Investors Trust.

                        INTERESTED TRUSTEES AND OFFICERS

                                           POSITION(S) HELD                          PRINCIPAL OCCUPATION
            NAME AND AGE                     WITH TRUST                              DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
W. ROBERT ALEXANDER (76)                       Trustee            Mr. Alexander is the Chief Executive Officer of ALPS and
                                                                  ADI, which provide administration and distribution
                                                                  services, respectively, for proprietary mutual fund
                                                                  complexes. Mr. Alexander was Vice Chairman of First
                                                                  Interstate Bank of Denver, responsible for Trust, Private
                                                                  Banking, Retail Banking, Cash Management Services and
                                                                  Marketing. Mr. Alexander is also a Trustee of the Hunter
                                                                  and Hughes Trusts, Financial Investors Trust, and Reaves
                                                                  Utility Income Fund. Because of his affiliation with ALPS
                                                                  and ADI, Mr. Alexander is considered an "interested"
                                                                  Trustee of the Trust.

EDMUND J. BURKE (43)                          President           Mr. Burke is President and Director of ALPS and ADI. Mr.
                                                                  Burke joined ALPS in 1991 as Vice President and National
                                                                  Sales Manager. Because of his positions with ADI and ALPS,
                                                                  Mr. Burke is deemed an affiliate of the Trust as defined
                                                                  under the 1940 Act. Mr. Burke is also a President of
                                                                  Financial Investors Trust and Reaves Utility Income Fund.

JEREMY MAY (34)                               Treasurer           Mr. May is Senior Vice President of ADI and is Senior Vice
                                                                  President and Director of Mutual Fund Operations of ALPS.
                                                                  Mr. May joined ALPS in 1995 as a Controller. Mr. May was an auditor with Deloitte & Touche LLP in their Denver office.
                                                                  Because of his positions with ADI and ALPS, Mr. May is
                                                                  deemed an affiliate of the Trust as defined under the 1940
                                                                  Act. Mr. May is currently the Treasurer of Financial
                                                                  Investors Trust, Reaves Utility Income Fund, and First
                                                                  Funds Trust.

TRACI A. THELEN (31)                          Secretary           Ms. Thelen is the General Counsel of ADI, the Distributor,
                                                                  and ALPS, the Administrator. Ms. Thelen joined ADI and ALPS in October 1999 as Associate Counsel. Prior to that, Ms.
                                                                  Thelen did contract work for various law firms in Boulder,
                                                                  Colorado. Because of her positions with ADI and ALPS, Ms.
                                                                  Thelen is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Thelen is currently Secretary of
                                                                  Financial Investors Trust, First Funds, Reaves Utility
                                                                  Income Fund, and Westcore Trust.

Each non-interested Trustee of the Trust receives from the Trust a fee in the amount of $1,000 for attending each Board meeting. The Trustees are reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

                                                                                                                     AGGREGATE
                                                              PENSION OR                                         COMPENSATION FROM
                                    AGGREGATE             RETIREMENT BENEFITS          ESTIMATED ANNUAL         THE TRUST AND FUND
                                COMPENSATION FROM          ACCRUED AS PART OF           BENEFITS UPON             COMPLEX PAID TO
                                    THE TRUST                FUND EXPENSES               RETIREMENT                  TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Anstine,(1) Trustee           $ 4,000                     $ 0                        $ 0                     $ 4,000

Robert E. Lee,(1) Trustee             $ 1,000                     $ 0                        $ 0                     $ 1,000

John R. Moran, Jr.(1)                 $ 4,000                     $ 0                        $ 0                     $ 4,000
Trustee

(1) Member of the Audit Committee.

As of December 31, 2003, the dollar range of equity securities in the Portfolios owned by Trustees who are not "Interested Persons" of the Trust were as follows:

                                               DOLLAR RANGE OF EQUITY SECURITIES
                                                       IN THE PORTFOLIOS                      AGGREGATE DOLLAR RANGE OF EQUITY
                                          -------------------------------------------     SECURITIES IN ALL REGISTERED INVESTMENT
                                                                 CAPITAL APPRECIATION        COMPANIES OVERSEEN BY TRUSTEE IN
INDEPENDENT TRUSTEES                      CORE EQUITY PORTFOLIO        PORTFOLIO                 FAMILY OF INVESTMENT COMPANIES
---------------------------------------------------------------------------------------------------------------------------------
Mary K. Anstine                                    None                   None                               None

Robert E. Lee                                      None                   None                               None

John R. Moran, Jr.                                 None                   None                               None

As of December 31, 2003, the dollar range of equity securities in the Portfolios owned by Trustees who are "Interested Persons" of the Trust were as follows:

                                               DOLLAR RANGE OF EQUITY SECURITIES
                                                       IN THE PORTFOLIOS                      AGGREGATE DOLLAR RANGE OF EQUITY
                                          -------------------------------------------     SECURITIES IN ALL REGISTERED INVESTMENT
                                                                 CAPITAL APPRECIATION        COMPANIES OVERSEEN BY TRUSTEE IN
INTERESTED TRUSTEES                       CORE EQUITY PORTFOLIO        PORTFOLIO                 FAMILY OF INVESTMENT COMPANIES
---------------------------------------------------------------------------------------------------------------------------------
W. Robert Alexander                                None                   None                               None

As of March 31, 2004, the officers and trustees of the Trust own less than 1% of the outstanding shares of any Portfolio.

                         INVESTMENT ADVISORY AGREEMENTS

The First Horizon Core Equity Portfolio employs First Tennessee Bank National Association, 530 Court Drive, Memphis, Tennessee, to furnish investment advisory and other services to the Portfolio. Under the Investment Advisory and Management Agreement with the Portfolio, First Tennessee is authorized to appoint one or more sub-advisers at First Tennessee's expense. Highland Capital Management Corp., 6077 Primacy Parkway, Memphis, Tennessee, acts as Sub-Adviser to the Core Equity Portfolio. Subject to the direction of the Trustees and of First Tennessee, Highland will direct the investments of the First Horizon Core Equity Portfolio in accordance with its investment objective, policies and limitations. First Tennessee provides investment advisory services to the Core Equity Portfolio through First Tennessee Advisory Services, a department of First Tennessee.

First Tennessee and Delaware Management Company, 2005 Market Street, Philadelphia, Pennsylvania, act as Co-Advisers to the First Horizon Capital Appreciation Portfolio. Subject to the direction of the Trustees and monitoring by First Tennessee, DMC directs the investments of this Portfolio in accordance with the Portfolio's investment objective, policies and limitations. First Tennessee provides co-investment advisory services to the Capital Appreciation Portfolio through First Tennessee Advisory Services, a department of First Tennessee.

In addition to First Tennessee's and DMC's fees and the fees payable to the Transfer Agent, Pricing and Accounting Agent, and to the Administrator and Co-Administrator, each Portfolio pays for all its expenses, without limitation, that are not assumed by these parties. Each Portfolio pays for typesetting, printing and mailing of proxy material to existing shareholders, legal expenses, and the fees of the custodian, auditor and Trustees. Other expenses paid by each Portfolio include: interest, taxes, brokerage commissions, each Portfolio's proportionate share of insurance premiums, and costs of registering shares under federal and state securities laws. Each Portfolio is also liable for such nonrecurring expenses as may arise, including costs of litigation to which each Portfolio is a party, and its obligation under the Declaration of Trust to indemnify its officers and Trustees with respect to such litigation.

For managing the investment and business affairs of the Portfolios, First Tennessee is entitled to receive a monthly management fee at the annual rate of 0.70% and 0.15% of the First Horizon Core Equity and First Horizon Capital Appreciation Portfolios' average net assets, respectively. First Tennessee has voluntarily agreed to reimburse fund expenses and/or waive a portion of its fees to the extent necessary for the First Horizon Core Equity and Capital

Appreciation Portfolios to maintain a total expense ratio of not more than 1.10% and 1.30%, respectively, for its current fiscal year ending December 31, 2004.

Under its Investment Advisory and Management Agreement with the First Horizon Core Equity Portfolio, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to the Portfolio. As Sub-Adviser, Highland is entitled to receive from First Tennessee a monthly sub-advisory fee at the annual rate of 0.50% of the First Horizon Core Equity Portfolio's average net assets. As Co-Adviser to the First Horizon Capital Appreciation Portfolio, DMC is entitled to receive 0.60% of that Portfolio's average net assets. Under the terms of Highland's Sub-Advisory Agreement with First Tennessee and DMC's Investment Advisory and Management Agreement with the Trust, Highland, subject to the supervision of First Tennessee, and DMC supervise the day-to-day operations of their respective Portfolios and provide investment research and credit analysis concerning their respective Portfolios' investments, conduct a continual program of investment of their respective Portfolios' assets and maintain the books and records required in connection with their duties under their agreements. In addition, Highland and DMC keep First Tennessee informed of the developments materially affecting each Portfolio. Highland is currently waiving some or all of the fees that it is entitled to receive from First Tennessee.

The following table summarizes the management fees paid to First Tennessee Bank and DMC by the Portfolios and any management fee waivers and/or reimbursements for the last three fiscal periods:

                                                                   FOR THE FISCAL PERIOD ENDED
                                                                        DECEMBER 31, 2003
                                              MANAGEMENT FEES                WAIVERS               REIMBURSEMENTS
                                              ---------------                -------               --------------
FIRST TENNESSEE BANK
     Core Equity                                  $ 54,718                  $ 39,876                 $ 12,785
     Capital Appreciation                         $  3,393                  $  3,393                 $ 15,337
DMC
     Capital Appreciation                         $ 13,571                       n/a                      n/a

                                                                        DECEMBER 31, 2002
                                              MANAGEMENT FEES                WAIVERS               REIMBURSEMENTS
                                              ---------------                -------               --------------
FIRST TENNESSEE BANK
     Core Equity                                  $ 25,929                   $ 21,711                $ 49,681
     Capital Appreciation                         $  1,926                   $  1,926                $ 34,000

DMC
     Capital Appreciation                         $  7,705                   $  1,697                     n/a

                                                                        DECEMBER 31, 2001
                                              MANAGEMENT FEES                WAIVERS               REIMBURSEMENTS
                                              ---------------                -------               --------------
FIRST TENNESSEE BANK
     Core Equity                                  $ 3,573                    $ 2,210                 $ 2,354
     Capital Appreciation                         $   533                    $   533                 $ 1,804
DMC
     Capital Appreciation                         $ 2,134                    $   856                     n/a

                                 CODE OF ETHICS

Each Portfolio permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics (the "Code") that has been adopted by the Trustees. Access Persons are required to follow the guidelines established by the Code in connection with all personal securities transactions and are subject to certain prohibitions on personal trading. First Tennessee, the Advisers, and the Distributor pursuant to Rule 17j-1 and other applicable laws, and pursuant to the Code, must adopt and enforce their own Code of Ethics appropriate to their operations. The Trustees are required to review and approve the Code of Ethics for First Tennessee, the Advisers and

Distributor. First Tennessee and the Advisers are required to report to the Trustees on a quarterly basis, and the Distributor is required to report to the Trustees on an annual basis with respect to the administration and enforcement of such Code of Ethics, including any violations thereof which may potentially affect the Portfolios.

                      PROXY VOTING POLICIES AND PROCEDURES

The Trustees have adopted the Trust's proxy voting policies and procedures, which sets for the guidelines to be utilized by the Trust in voting the proxies for the Portfolios. A complete copy of the Trust's proxy voting policies and procedures is attached hereto as Appendix A and is incorporated herein by reference.

                  ADMINISTRATION AGREEMENT AND OTHER CONTRACTS

ADMINISTRATOR AND DISTRIBUTOR. ALPS is the Administrator and ADI is the Distributor to each Portfolio. ADI, a Colorado corporation, is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The address of ALPS and ADI is 1625 Broadway, Suite 2200, Denver, Colorado 80202.

As the Administrator, ALPS assists in each Portfolio's administration and operation, including, but not limited to, providing various legal and accounting services in connection with the regulatory requirements applicable to each Portfolio. For its services as Administrator, Fund Accountant and Transfer Agent, ALPS is entitled to and receives from each Portfolio a monthly fee at the annual rate of 0.20% of average net assets. For the fiscal year ended December 31, 2003, ALPS received fees in the amounts of $15,634 and $4,524 from the Core Equity and Capital Appreciation Portfolios, respectively. For the fiscal year ended December 31, 2002, ALPS received fees in the amounts of $7,408 and $2,568 from the Core Equity and Capital Appreciation Portfolios, respectively. For the fiscal year ended December 31, 2001, ALPS received fees in the amounts of $1,021 and $711 from the Core Equity and Capital Appreciation Portfolios, respectively.

First Tennessee serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including, but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive from each Portfolio a monthly fee at the annual rate of 0.05% of average net assets. For the fiscal year ended December 31, 2003, First Tennessee received co-administration fees of $3,908 and $1,131 from the Core Equity and Capital Appreciation Portfolios, respectively, before waiving $1,080 and $1,131 on the Core Equity and Capital Appreciation Portfolios, respectively. For the fiscal year ended December 31, 2002, First Tennessee received co-administration fees of $1,852 and $642 from the Core Equity and Capital Appreciation Portfolios, respectively, before waiving $1,852 and $642 on the Core Equity and Capital Appreciation Portfolios, respectively. For the fiscal year ended December 31, 2001, First Tennessee received co-administration fees of $255 and $178 from the Core Equity and Capital Appreciation Portfolios, respectively, before waiving $147 on the Capital Appreciation Portfolio.

As the Distributor, ADI receives monthly 12b-1 fees at the annual rate of up to 0.25% of each Portfolio's average net assets, all or a portion of which may be paid out to insurance companies or their affiliates or others involved in the indirect distribution of each Portfolio. First Tennessee and its affiliates neither participate in nor are responsible for the underwriting of portfolio shares. Consistent with applicable law, affiliates of First Tennessee may receive commissions or asset-based fees.

TRANSFER AGENT, FUND ACCOUNTING AGENT AND CUSTODIAN. ALPS provides transfer agent and shareholder services for each Portfolio. ALPS also serves as the fund accounting agent for the portfolios. As fund accounting agent, ALPS calculates the NAV and dividends of each Portfolio and maintains the general accounting records of each Portfolio.

State Street Bank & Trust Company, One Heritage Drive, Quincy, Massachusetts, is Custodian of the assets of the Portfolios. The Custodian is responsible for the safekeeping of each Portfolio's assets and the appointment of sub-custodian banks and clearing agencies. For such services, State Street is entitled to receive a fee from each Portfolio based on its net asset value, plus out-of-pocket expenses. The Custodian takes no part in determining the investment policies of the Portfolios or in deciding which securities are purchased or sold by the Portfolios. The Portfolios, however, may invest in obligations of the Custodian and may purchase securities from or sell securities to the Custodian.

DISTRIBUTION PLAN. The Trustees have adopted a Distribution Plan on behalf of each Portfolio pursuant to Rule 12b-1 (the Rule) under the 1940 Act. The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is intended primarily to result in the sale of shares of the fund except pursuant to a plan adopted by the fund under the Rule. The Trustees have adopted the Plans to allow each Portfolio to compensate the Distributor for incurring distribution expenses. The Distributor receives a Distribution and Service fee (12b-1 fee) of up to 0.25% of the average net assets of each Portfolio. The "Distribution Plan" also recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay for expenses incurred in connection with providing services intended to result in the sale of shares and/or shareholder support services.

The distribution-related services include, but are not limited to, the following: formulation and implementation of marketing and promotional activities, such as mail promotions and television, radio, newspaper, magazine and other mass media advertising; preparation, printing and distribution of sales literature; preparation, printing and distribution of prospectuses of each Portfolio and reports to recipients other than existing shareholders of each Portfolio; obtaining such information, analysis and reports with respect to marketing and promotional activities as the Distributor may, from time to time, deem advisable; making payments to insurance companies, securities dealers and others and providing training, marketing and support to such companies and dealers and others with respect to the sale of shares. Each Plan recognizes the Distributor may use its fees and other resources to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of shares.

Each Plan has been approved by the Trustees, including the majority of disinterested Trustees. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plans prior to its approval, and have determined that there is a reasonable likelihood that each Plan will benefit each Portfolio and its shareholders. To the extent that the Plans give the Distributor greater flexibility in connection with the distribution of shares of the class, additional sales of shares may result.

The Plans could be construed as compensation plans because the Distributor is paid a fixed fee and is given discretion concerning what expenses are payable under the Plans. The Distributor may spend more for marketing and distribution than it receives in fees and reimbursements from each Portfolio. However, to the extent fees received exceed expenses, including indirect expenses such as overhead, the Distributor could be said to have received a profit. (Because the Distributor is reimbursed for its out-of-pocket direct promotional expenses, each Plan also could be construed as a reimbursement plan. Until the issue is resolved by the SEC, unreimbursed expenses incurred in one year will not be carried over to a subsequent year). If after payments by the Distributor for marketing and distribution there are any remaining fees attributable to a Plan, these may be used as the Distributor may elect. Since the amount payable under each Plan will be commingled with the Distributor's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of the Distributor's overhead expenses will be paid out of Plan fees and that these expenses may include items such as the costs of leases, depreciation, communications, salaries, training and supplies. Each Portfolio believes that such expenses, if paid, will be paid only indirectly out of the fees being paid under the Plan.

For the fiscal year ended December 31, 2003, the Core Equity and Capital Appreciation Portfolios paid distribution fees in the amounts of $19,542 and $5,654, respectively.

                             PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of securities are placed on behalf of the respective Portfolios by Highland and DMC (collectively, the Advisers) pursuant to authority contained in each Portfolio's Sub-Advisory Agreement or Co-Advisory Agreement, as the case may be. The Advisers are also responsible for the placement of transaction orders for other investment companies and accounts for which they or their affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Advisers consider various relevant factors, including, but not limited to, the broker's execution capability, the broker's perceived financial stability, the broker's responsiveness to the

Advisers' transaction requests, and the broker's clearance and settlement capability. Commissions for foreign investments traded on foreign exchanges will generally be higher than for U.S. investments and may not be subject to negotiation.

Each Portfolio may execute portfolio transactions with broker-dealers who provide research and execution services to the Portfolios or other accounts over which the Advisers or their affiliates exercise investment discretion. Such services may include research-related computer hardware and software; and furnishing analyses and reports concerning issuers, industries, and economic factors and trends.

The receipt of research from broker-dealers that execute transactions on behalf of each Portfolio may be useful to the Advisers in rendering investment management services to each Portfolio and/or its other clients, and conversely, such information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Advisers in carrying out their obligations to each Portfolio. The receipt of such research has not reduced the Advisers' normal independent research activities; however, it enables the Advisers to avoid the additional expenses that could be incurred if they tried to develop comparable information through their own efforts. Such research is used by the Advisers in connection with their investment decision-making process with respect to one or more funds and accounts managed by them, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are higher than the commission of other broker-dealers in recognition of their research and execution services. In order to cause each Portfolio to pay such higher commissions, the Advisers must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Advisers' overall responsibilities to each Portfolio and their other clients. In reaching this determination, the Advisers will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services. During the fiscal year ended December 31, 2003, the Trust directed brokerage transactions to brokers for research services totaling $5,154,048 in transaction and $8,211 in related commissions for the Core
Equity Portfolio and $46,374 in Transaction and $85 in related commissions for the Capital Appreciation Portfolio.

The Advisers are authorized to use research services provided by and to place portfolio transactions, to the extent permitted by law, with brokerage firms that have provided assistance in the distribution of shares of each Portfolio.

The Trustees periodically review the Advisers' performance of their responsibilities in connection with the placement of portfolio transactions on behalf of each Portfolio and review the commissions paid by each Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to each Portfolio.

The Core Equity Portfolio paid brokerage commissions in the amounts of $12,987, $9,526, and $2,481 during the fiscal periods ended December 31, 2003, 2002, and 2001 respectively. The Capital Appreciation Portfolio paid brokerage commissions in the amounts of $10,169, $7,045, and $1,075 during the fiscal periods ended December 31, 2003, 2002, and 2001, respectively. During the fiscal periods ended December 31, 2003, 2002, and 2001, no brokerage commissions were paid by the Core Equity and Capital Appreciation Portfolios to an affiliated broker of the Trust.

The Portfolios are required to identify securities of the Trust's "regular brokers or dealers" that they have acquired during the Portfolios' most recent fiscal year. As of December 31, 2003, the Core Equity Portfolio held common stock shares of J.P. Morgan Chase & Co. in the amount of $422,395, and the Capital Appreciation Portfolio did not hold any securities of the Trust's "regular brokers or dealers."

From time to time the Trustees will review whether the recapture for the benefit of each Portfolio of some portion of the brokerage commissions or similar fees paid by each Portfolio on portfolio transactions is legally permissible and advisable. Each Portfolio seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible, and, if so, to determine, in the exercise of their business judgment, whether it would be advisable for each Portfolio to seek such recapture.

When two or more Portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Trustees and each Portfolio's respective Adviser to be equitable to each Portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as each Portfolio is concerned. In other cases, however, the ability of each Portfolio to participate in volume transactions will produce better executions for each Portfolio. It is the current opinion of the Trustees that the desirability of retaining the Portfolios' Advisers outweighs any disadvantages to the Portfolios that may be said to exist from exposure to simultaneous transactions.

                        VALUATION OF PORTFOLIO SECURITIES

In valuing securities owned by each Portfolio, the Advisers use various methods depending on the market or exchange on which the securities are traded. Securities traded on the New York Stock Exchange ("NYSE") or the American Stock Exchange are appraised at the last sale price, or if no sale has occurred, at the closing bid price. Securities traded on other exchanges are appraised as nearly as possible in the same manner. Securities listed on NASDAQ will be priced by using the NASDAQ Official Closing Price. Securities and other assets for which exchange quotations are not readily available are valued on the basis of closing over-the-counter bid prices, if available, or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. Short-term securities maturing in 60 days are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. Convertible securities and fixed-income securities are valued primarily by a pricing service that uses a vendor security valuation matrix, which incorporates both dealer-supplied valuations and electronic data processing techniques. The Advisers believe that this two-fold approach more accurately reflects fair value because it takes into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted, exchange, or over-the-counter prices.

The Trustees have approved the use of pricing services. Securities and other assets for which there is no readily available market are valued in good faith by a committee appointed by the Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a Portfolio if, in the opinion of a committee appointed by the Trustees, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such securities.

Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the NYSE. The values of any such securities held by the Portfolios are determined as of such time for the purpose of computing the Portfolios' net asset values per share ("NAV"). Foreign security prices are furnished by independent brokers or quotation services, which express the value of securities in their local currency. ALPS, the Fund Accountant, gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of the net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith.

                                   PERFORMANCE

Performance of the Portfolios does not reflect Variable Contract fees and charges.

TOTAL RETURNS for each Portfolio quoted in advertising reflect all aspects of return, including the effect of reinvesting dividends and capital gain distributions (if any), and any change in NAV over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance. Average annual returns covering periods of less than one year are calculated by determining total return for the period, extending that return for a full year (assuming that performance remains constant over the year), and quoting the result as an annual return.

Average annual total returns for each Portfolio as of December 31, 2003, were as follows:

                                 1 YEAR       SINCE INCEPTION
                                 ------       ---------------
Core Equity                      28.60%           (1.86)%
Capital Appreciation             42.28%           10.34%

CUMULATIVE TOTAL RETURNS reflect the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Where applicable, sales loads may or may not be included.

Each Portfolio may compare its performance or the performance of securities in which it may invest to other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by, among others, imoneynet.com of Ashland, MA or by Lipper, Inc., an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, each Portfolio's performance may be compared to mutual fund performance indices prepared by Lipper.

MOVING AVERAGES. The Portfolios may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

NET ASSET VALUE. Charts and graphs using the Portfolios' net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Portfolio and reflects all elements of its return. Unless otherwise indicated, the Portfolio's adjusted NAVs are not adjusted for sales charges, if any.

From time to time, each Portfolio's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Portfolios may quote Morningstar, Inc. in their advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance.

Each Portfolio may be compared in advertising to certificates of deposits (CD's) or other investments issued by banks. Mutual funds differ from bank investments in several respects. For example, the Portfolios may offer greater liquidity or higher potential returns than CD's, and the Portfolio does not guarantee your principal or your return.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the return of different indices.

The Core Equity Portfolio may compare its performance to that of the Standard & Poor's Composite Index of 500 stocks ("S&P 500"), a widely recognized, unmanaged index of the combined performance of the stocks of 500 American companies. The Capital Appreciation Portfolio may compare its performance to that of the S&P 500, the Standard & Poor's 400 Midcap Index, the Russell 2000 Growth Index or the Russell 2500 Growth Index. Each Portfolio may also quote mutual fund rating services in its advertising materials, including data from a mutual fund rating service which rates mutual funds on the basis of risk adjusted performance.

Each Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, the investor invests a fixed dollar amount at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit nor guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Each Portfolio is an investment vehicle for the separate accounts of Variable Contracts offered by insurance companies. Individual Variable Contract holders are not the shareholders of the Portfolios. Rather, a participating insurance company and its separate accounts are the shareholders. The offering is without a sales charge and is made at each Portfolio's net asset value per share. Shares of the Portfolios are not offered to the general public. Each Portfolio reserves the right, in its sole discretion, to refuse purchase orders. The procedures for redemption of Portfolio shares under ordinary circumstances are set forth in the Prospectus and in the separate prospectus relating to the Variable Contracts which accompanies the Prospectus.

The following holiday closings have been scheduled: Thanksgiving Day, Christmas Day, New Year's Day, Dr. Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day and Labor Day. Although the same holiday schedule is expected to be observed in the future, the New York Stock Exchange may modify its holiday schedule at any time.

If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each Portfolio's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. Each Portfolio currently intends to declare and pay dividends, if any, on an annual basis. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Portfolios, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Portfolios just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

TAXES. It is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Portfolio will not be subject to U.S. Federal income tax on any net income or capital gains that it distributes to its shareholders, that is, the insurance companies separate accounts.

The Treasury Department has issued Regulations under Internal Revenue Code
Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with the diversification requirement. These requirements are in addition to the diversification requirement imposed on the Portfolios by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issue. A variable contract based upon a separate account will not receive favorable tax treatment as an annuity or life insurance contract unless the separate account and underlying regulated investment company investments are adequately diversified. In determining whether a separate account is adequately diversified, in certain circumstances the separate account can look through to the assets of the regulated investment company in which it has invested.

The Regulations require the Portfolios' assets to be diversified so that no single investment represents more than 55% of the value of the Portfolio's total assets, no two investments represent more than 70% of the Portfolio's total assets, no three investments represent more than 80% of the Portfolio's total assets and no four investments represent more than 90% of the Portfolio's total assets. A "safe harbor" is available to a separate account if it meets the diversification tests applicable to registered investment companies and not more than 55% of its assets constitute cash, cash items, government securities and securities of other registered investment companies.

The applicable Regulations treat all securities of the same issuer as a single investment. In the case of "government securities," each government agency or instrumentality shall be treated as a separate issuer for the purpose of the diversification test (although not for the purpose of the "safe harbor" test described above). All securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. The Trust intends to comply with these diversification requirements. Failure of the Portfolios to satisfy the Section 817(h) requirements would result in taxation of the applicable separate accounts, the insurance companies variable life policies and variable annuity contracts, and tax consequences to the holders thereof.

The foregoing is only a brief summary of important tax considerations that generally affect the Portfolios. Prospective investors should consult their own tax advisers with regard to the Federal tax consequences of the purchase, ownership, or disposition of Portfolio shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

For a discussion of the impact on Variable Contract owners of income taxes an issuer may owe as a result of (i) its ownership of shares of the Portfolio, (ii) its receipt of dividends and distributions thereon, and (iii) its gains from the purchase and sale thereof, reference should be made to the Prospectus for the Variable Contract accompanying this Prospectus.

                            DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. The First Horizon Core Equity and Capital Appreciation Portfolios are Portfolios of Financial Investors Variable Insurance Trust, a diversified, open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 2000. The Declaration of Trust permits the Trustees to create additional Portfolios and Classes. There are two Portfolios of the Trust.

The assets of the Trust received for the issue or sale of shares of each Portfolio and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specially allocated to such Portfolio, and constitute the underlying assets of such Portfolio. The underlying assets of each Portfolio are segregated on the books of account, and are to be charged with the liabilities with respect to such Portfolio and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective Portfolios except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Trust, shareholders of a Portfolio are entitled to receive as a class the underlying assets of such Portfolio available for distribution.

SHAREHOLDER AND TRUSTEE LIABILITY. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees shall include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides for indemnification out of each Portfolio's property of any shareholders held personally liable for the obligations of each Portfolio. The Declaration of Trust also provides that each Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability to shareholders is remote.

The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Insurance companies will be each Portfolio's sole shareholders of record, and pursuant to the 1940 Act, such shareholders may be deemed to be in control of the Portfolio. When a shareholder's meeting occurs, each insurance company solicits and accepts voting instructions from its Variable Contract owners who have allocated or transferred monies for an investment in the Portfolio as of the record date of the meeting. Each shareholder then votes the Portfolio's shares that are attributable to its interests in the Portfolio in which it is entitled to vote, in proportion to the voting instructions received.

Each Portfolio is available through separate accounts relating to both variable annuity and variable life insurance contracts. The Portfolios do not currently foresee any disadvantages to Variable Contract owners arising from offering their shares to variable annuity and variable life insurance policy separate accounts, and the Trustees continuously monitors events for the existence of any material irreconcilable conflict between or among Variable Contract owners. Material conflicts could result from, for example, (i) changes in state insurance laws; (ii) changes in federal income tax laws; or (iii) differences in voting instructions between those given by variable life owners and variable annuity owners. If a material irreconcilable conflict arises, as determined by the Board of Trustees, one or more separate accounts may withdraw their investment in the Portfolio. This could possibly require the Portfolio to sell securities as disadvantageous prices. Each insurance company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary. However, ongoing expenses that are ultimately borne by Variable Contract owners will likely increase due to the loss of economies of scale benefits that can be provided to separate accounts with substantial assets.

As of March 31, 2004, the following shareholders owned 5% or more of the outstanding shares of the Portfolios:

                                                                         TOTAL                          TOTAL PORTFOLIO SHARES
NAME AND ADDRESS                                 PORTFOLIO           SHARES OWNED         % HELD             OUTSTANDING
----------------                                 ---------           ------------         ------             -----------
Hartford Life Insurance Company                 Core Equity             1,153,413          81.31%              1,418,512
P.O. Box 2999                              Capital Appreciation           250,761          72.99%                343,554
Hartford, CT  06104

Nationwide Insurance Company                    Core Equity               265,095          18.69%              1,418,512
P.O. Box 182029                            Capital Appreciation            92,788          27.01%                343,554
Columbus, OH  43218

VOTING RIGHTS. Each Portfolio's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the Trust or a Portfolio may, as set forth in the Declaration of Trust, call meetings of the Trust or a Portfolio for any purpose related to the Trust or Portfolio, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Trust or that Portfolio. If not so terminated, the Trust and each Portfolio will continue indefinitely.

INDEPENDENT AUDITORS. Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as the Trust's independent auditor. The independent auditor examines the annual financial statements for the Trust and provides other audit, tax, and related services.

                              FINANCIAL STATEMENTS

Each Portfolio's financial statements and financial highlights for the fiscal year ending December 31, 2003, are included in the Trust's Annual Report, which is a separate report supplied independently of this Statement of Additional Information. Each Portfolio's financial statements and financial highlights are incorporated herein by reference.

The Portfolios' financial statements for the fiscal year ended December 31, 2003, were audited by Deloitte & Touche LLP, whose report is included in the Portfolios' annual report.

                                                                      APPENDIX A

                      PROXY VOTING POLICIES AND PROCEDURES

                              CORE EQUITY PORTFOLIO

The Trustees have delegated authority to Highland Capital Management Corp. ("HCMC") to vote proxies on behalf of the Core Equity Portfolio.

HCMC GENERAL VOTING POLICY

In voting of proxies, HCMC will consider those factors that may affect the value of the investment and vote in a manner which, HCMC believes, is in the Portfolio's best interest. Each quarter, HCMC will take reasonable measures to ensure that it has received all the proxies for which it is responsible to vote and that they have, in fact, been voted. However, there may be circumstances where such proxies may not be voted such as in the case of shares of foreign corporations where the cost to the Portfolio of voting proxies outweighs any benefit associated with voting such shares. HCMC will maintain records with respect to its proxy procedures and proxy voting decisions.

HCMC VOTING PROCEDURES

The Proxy Voting Committee (the "Committee"), which is comprised of the Managing Directors of HCMC, will determine the proxy voting policy, procedures and guidelines of HCMC. The Committee will designate one of the Committee members to oversee the proxy voting process (the "Designated Manager"). The Designated Manager will be responsible for formulating the voting guidelines and submitting them to the Committee for approval. The Designated Manager will determine guidelines for proposals not previously approved by the Committee or documented in the Guidelines and those issues will be reported to the Committee on a quarterly basis. In general, HCMC will attempt to pursue the policy, which serves the Portfolio's best interests after reviewing the various proxy voting alternatives. The Committee will review this Policy annually in light of HCMC practices, the nature of its clients or changes in applicable laws. The Committee will designate an HCMC employee to serve as the Proxy Clerk. The Proxy Clerk will be responsible for submitting proxies, on behalf of HCMC within the approved guidelines.

To facilitate the proxy voting process, HCMC has purchased software from Investor Responsibility Research Center (IRRC). IRRC's software allows HCMC to track proxies, set up voting criteria, vote client proxies, and maintain records of how proxies were voted.

POTENTIAL CONFLICTS OF INTEREST

Prior to voting, the Proxy Clerk will review the list of Interested Persons (as hereinafter defined) and verify whether an actual or potential conflict of interest with HCMC exists in connection with the subject proposal(s) to be voted upon. The determination regarding the presence or absence of any actual or potential conflict or interest shall be adequately documented by the Compliance Officer. The Compliance Officer will review annually HCMC's client list, HCMC's holdings list and obtain sufficient information from HCMC principals to determine companies with which HCMC may have a conflict of interest in connection with proxy solicitation ("Interested Persons"). Annually, the Compliance Officer will submit the list of Interested Persons to the Committee.

If a conflict of interest exists, the proxy generally will be voted in accordance with the Guidelines. In the event the Guidelines do not address the proxy issue or if the Committee believes that the proxy should be voted other than in accordance with the Guidelines, then HCMC will use a third party research firm to make a recommendation to the Committee on how to vote the proxy in the best interest of the Portfolio. The Committee will then review the proxy material, the Guidelines and the recommendation of the third party and determine how to vote on the issue in the best interest of the Portfolio.

Examples of conflicts of interest include:

     - HCMC manages an account for a company whose management is soliciting proxies

     - HCMC has a material relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast

     - HCMC or its principals have a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships

     -    HCMC has a financial interest in the outcome of a vote.

All conflicts of interest will be reported to the Committee and the Board of Trustees each quarter.

HCMC PROXY VOTING GUIDELINES

Attached hereto are specific voting guidelines and rational used by HCMC in voting proxies for the Portfolio. If HCMC votes proxies for the Portfolio in a manner that is not consistent with the Guidelines, HCMC will inform the Board of Trustees of such vote and rationale for such vote at the next Board of Trustees meeting.

                          SMART VOTER GUIDELINES REPORT
                           HCMC SMARTVOTER GUIDELINES

ISSUE
CODE              ISSUE DESCRIPTION                             GUIDELINE DETAIL

                  INTRODUCTION

                  When determining whether to invest in a particular company, one of the factors Highland will consider is the quality and depth of the company's management. As a result, Highland believes that recommendations of management on an issue should be given significant weight in deterring how proxy issues should be voted. Therefore, on many issues Highland will vote in accordance with management's recommendations.

                  These Guidelines are designed to reflect the types of issues that are generally presented in proxy statements for corporations. They are not meant to cover every possible issue that might arise. The Committee has reviewed and approved the Guidelines.

1000              ELECT DIRECTORS

         2 WITHHOLD votes from director nominees IF 51.00 percent or more of the directors are (1) employees of the company or (2) individuals with financial or other ties to the company as reported in the proxy statement.

                  DEFINITION OF TERMS:

                  Financial or other ties that will be considered in applying this guideline are those relationships or transactions that are disclosed in the proxy statement in accordance with the rules of the Securities and Exchange Commission and that are outside of or in addition to the individual's service as a director. A director who meets any of the following relationship criteria will be classified by HCMC as having a financial or other tie to the company:

                  A former employee of the company or of a majority-owned subsidiary.

                  A provider of professional services--such as legal, consulting or financial--to the company or aN executive. These services may be provided either personally by the director, by an immediate family member of the director, or by the director's employer.

                  A customer of or supplier to the company, unless the transaction occurred in the normal course of business.

                  These relationships may be between the director, an immediate family member of the director, or the director's employer.

                  A designee under a documented agreement between the company and a group, such as a significant shareholder.

                  A family member of an executive.

                  An interlocking directorship.

                  An employee of an organization or institution that receives charitable gifts from the company.

                  A shareholder who controls 50 percent or more of the voting power.

                  A non-employee board chair who receives an extra fee specifically for and only for service as chair will not be considered affiliated.

                  RATIONALE:

                  Directors are elected to oversee the corporation on behalf of the owners--the shareholders. Individuals with financial or other ties to the corporation may not be able to exercise independent judgment in monitoring management. Former employees, for example, may hesitate to criticize policies that they implemented during their tenure with the corporation; relatives of company officers may put their personal concerns above the interests of shareholders; directors who provide professional services may not want to risk a profitable business relationship by challenging management. It is important for directors to exercise independent judgment on the behalf of shareholders, whom the directors represent. To assure that such independence prevails, the representation by directors with affiliations to the company should be limited as reflected in this guideline.

         11 WITHHOLD votes from director nominees IF 25.00% or more of directors serving and voting on the board's audit committee are (1) employees of the company or (2) individuals with financial ties or other links as reported in the proxy statement.

                  DEFINITION OF TERMS:

                  HCMC considers a committee to be a subset of the board.

                  Financial or other ties that will be considered in applying this guideline are those relationships or transactions that are disclosed in the proxy statement in accordance with the rules of the Securities and Exchange Commission and that are outside of or in addition to the individual's service as a director. A director who meets any of the following relationship criteria will be classified by HCMC as having a financial or other tie to the company:

                  A former employee of the company or of a majority-owned subsidiary.

                  A provider of professional services--such as legal, consulting or financial--to the company or aN executive. These services may be provided either personally by the director, by an immediate family member of the director, or by the director's employer.

                  A customer of or supplier to the company, unless the transaction occurred in the normal course of business.

                  These relationships may be between the director, an immediate family member of the director, or the director's employer.

                  A designee under a documented agreement between the company and a group, such as a significant shareholder.

                  A family member of an executive.

                  An interlocking directorship.

                  A shareholder who controls 50 percent or more of the voting power.

                  A non-employee board chair who receives an extra fee specifically for and only for service as chair will not be considered affiliated.

                  RATIONALE:

                  Directors are charged with monitoring the use of corporate assets, which includes practices used by the company to account for these assets. Integrity of financial statements needs to be protected through accurate financial reporting. Financial reporting is not an exact science, and generally accepted accounting practices leave wide areas of discretion that allow managers to make choices when preparing a company's financial reports.

                  The accuracy and integrity of financial reporting is paramount to maintaining investors' confidence in the operation of a company. Proper monitoring of accounting practices is the responsibility of a board's audit committee. The best way to ensure proper oversight of accounting practices is to limit the percentage of audit committee members who have ties to the company other than those relationships created as a result of their service on the board.

         16 WITHHOLD votes from director nominees who are employed full-time and who serve on boards at 3.00 other major companies.

                  DEFINITION OF TERMS:

                  "Other major companies" are defined as the approximately the 4000 largest U.S. companies based on market capitalization, including companies in the Russell 3000 index and the S&P 1,500 indexes.

                  RATIONALE:

                  The duties of a director require a great deal of time and energy. In addition to the general duties involved with being a board member, a director's duties may also include committee membership or other special board services. Service on other boards limits the time a director may spend devoted to the duties at any one particular company. Service on too many boards limits the productiveness a full-time employed director brings to a company.

1001              CONTESTED ELECTION OF DIRECTORS

         1 Vote FOR all management nominees in a contested election of directors.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  The current board of directors is in the best position to assess the corporation's needs and to recruit individuals whose skills and experience will help the company elect and monitor the performance of a strong management team. To be effective, the company's board needs to work harmoniously. Dissident directors could disrupt the working relationship of the board and interfere with proceedings. Additionally, directors have a fiduciary duty to represent the interests of all shareholders; dissident directors, however, may represent only their interests or their constituents', which would not be in the best interest of all shareholders. The election of directors is a routine proposal to be voted in support of management. Director selection alone generally does not materially affect a company's market value.

1010              RATIFY SELECTION OF AUDITORS

         1 Vote FOR a management proposal to ratify the board's selection of an auditor.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  The corporation's board of directors and management are best qualified to select the corporation's outside auditors. The corporation's audit committee is charged with monitoring the audit process so it should have regular contact with the auditors. This is a routine voting matter that has no demonstrable affect on share value.

1020              APPROVE NAME CHANGE

         1        Vote FOR a management proposal to change the company's name.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  A corporation's management, subject to review by its board of directors, is responsible for running the day-to-day operations of its businesses. Management is best able to judge whether the corporation's name adequately and accurately reflects the business goals of the company. As the success of any business enterprise is grounded on the ability of a company to distinguish itself from its competitors, management's ability to enhance the corporation's visibility in the market and the investment community should not be obstructed.

1030              APPROVE OTHER BUSINESS

         1        Vote FOR a management proposal to approve other business.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  In setting the agenda for stockholders meetings, the board should not be expected to anticipate every possible matter of business that may come to a vote. For unforeseen voting items and technical matters, the board needs the power to vote proxies that are delivered to the corporation. Directors, in their fiduciary capacity, are required to vote in the best long-term interests of the shareholders. In the absence of such voting authority, the board may be forced to call a new meeting or to incur other costs and delays. Most proxy cards do not give shareholders a choice on this matter, and, by signing the card, shareholders usually give the corporation discretionary authority to vote on items not appearing on the proxy card.

1040              APPROVE TECHNICAL AMENDMENTS

         1 Vote FOR a management proposal to make technical amendments to the charter and/or bylaws.

                  DEFINITION OF TERMS:

                  For this guideline, amendments may include restatements to omit spelling or grammatical errors, to change the company's business purpose, or other similar technical changes. They do not include amendments that could affect shareholder rights or claims on the company or that could be deemed to be anti-takeover measures.

                  RATIONALE:

                  The charters of many companies require shareholder approval to restate or amend the charter or bylaws. In instances in which shareholder rights are not affected by the restatement, such as a restatement to eliminate grammatical errors, or to change the company's domicile within a state, the restatement is simply a technicality and should be supported because an accurate charter and bylaw is necessary to conduct business.

1100              INCREASE AUTHORIZED COMMON STOCK

         1 Vote FOR a management proposal to increase authorized common stock.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  A corporation's management team, subject to review by its board of directors, is responsible for day-to-day operations and strategic planning for the corporation. The management and the board are best qualified to judge the corporation's current and future requirements for raising additional capital. Requests by management and the board for additional shares of common stock to fund current operations and future growth should be supported.

1101              DECREASE AUTHORIZED COMMON STOCK

         1 Vote FOR a management proposal to decrease authorized common stock.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  A corporation's management team, subject to review by its board of directors, is responsible for day-to-day operations and strategic planning for the corporation. Management is best qualified to judge the corporation's current and future requirements for capital.

1102              AMEND AUTHORIZED COMMON STOCK

         1 Vote FOR a management proposal to amend authorized common stock.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  A corporation's management team, subject to review by its board of directors, is responsible for day-to-day operations and strategic planning for the corporation. The management and the board are best qualified to judge the corporation's current and future requirements for raising capital. Routine requests by management and the board to amend the terms of existing common stock to meet the corporation's capital needs should be supported.

1103              APPROVE COMMON STOCK ISSUANCE

         1 Vote FOR a management proposal to approve the issuance of authorized common stock.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  A corporation's management team, subject to review by its board of directors, is responsible for day-to-day operations and strategic planning for the corporation. The management and the board are best qualified to judge the corporation's current and future requirements for capital. Requests to issue shares of common stock to fund the corporation's current operations and future growth should be supported.

1110              AUTHORIZE PREFERRED STOCK

         2 Vote AGAINST a management proposal to authorize preferred stock.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Preferred stock may be used to implement anti-takeover defenses or may be issued to a friendly holder with superior voting rights. It is also used for private placements to raise capital, which may give the holder superior voting rights or special board representation. Like common stock, once preferred shares are authorized, the board may have authority to issue the stock without further shareholder approval.

1111              INCREASE AUTHORIZED PREFERRED STOCK

         2 Vote AGAINST a management proposal to increase authorized preferred stock.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  While preferred stock is often used as a financing tool, companies also have used it to create takeover defenses or to fend off unwanted suitors by issuing it with superior voting rights or claims on the company to friendly holders. It is also used for private placements to raise capital, with the holder receiving benefits that may far exceed those of other shareholders, such as special board representation and superior voting rights. Even if it is offered publicly, it is also often issued with voting rights superior to those of common shareholders. Like common stock, once preferred shares are authorized, the board and the company have authority to issue the stock for any purpose without further shareholder approval. Because of this, preferred stock should not be authorized. To raise funds, a variety of other financing alternatives exist, including the ability to issue common stock. A reserve of preferred stock is unnecessary.

1120              ELIMINATE PREEMPTIVE RIGHTS

         1        Vote FOR a management proposal to eliminate preemptive rights.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future requirements for raising additional capital and the means for raising such capital. Preemptive rights result in a loss of financing flexibility and could deter the corporation from fulfilling one of its functions, which is to raise capital advantageously. Rights offerings often require more time to complete and limit the board's flexibility when compared with underwritten offerings. While underwriting fees are usually higher for direct stock issuances than for preemptive rights issuances, the costs of a direct issue are ultimately lower due to the increased certainty and speed. Shareholders who desire to maintain their relative positions in the company will have no difficulty doing so through open-market purchases.

1121              RESTORE PREEMPTIVE RIGHTS

         2 Vote AGAINST a management proposal to restore preemptive rights.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Preemptive rights result in a loss of financing flexibility and could deter corporations from fulfilling one of their functions, which is to raise capital advantageously. Rights offerings often require more time to complete and limit the board's flexibility when compared with underwritten offerings. While underwriting fees are usually higher in direct stock issuances compared with a preemptive rights issue, the costs of a direct issue are ultimately lower due to the increased certainty and speed. Shareholders who desire to maintain their relative positions in the company can do so through open-market purchases.

1130              AUTHORIZE DUAL CLASS STOCK

         2 Vote AGAINST a management proposal to authorize dual or multiple classes of common stock.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  There should only be one class of common stock and all common stock holders should have the same rights and privileges. Dual or multiple classes of common stock are often used to entrench the board and management of corporations. Economic studies show that adoption of additional classes of common stock negatively affects the value of an existing class of common stock.

1131              ELIMINATE DUAL CLASS STOCK

         1 Vote FOR a management proposal to eliminate authorized dual or multiple classes of common stock.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future requirements for raising additional capital and the means for raising such capital.

1132              AMEND DUAL CLASS STOCK

         1 Vote FOR a management proposal to amend authorized dual class or multiple classes of common stock.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is the best position to determine the capital structure that best suits the company's current and future needs.

1133              INCREASE AUTHORIZED DUAL CLASS STOCK

         3 Vote AGAINST a management proposal to increase authorized shares of one or more classes of dual or multiple class common stock IF the increase will allow the company to issue additional shares with superior voting rights, thereby continuing to disenfranchise holders of the stock with lesser voting rights.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Dual class stock with superior voting rights may be used to maintain the voting control of family holders or a group of investors. All shareholders should have equal voting rights.

         5 Vote AGAINST a management proposal to increase authorized shares of one or more classes of dual or multiple class common stock IF the proposed increase represents potential dilution of more than ^5^ percent of the authorized shares of that class of stock.

                  DEFINITION OF TERMS:

                  For purposes of this guideline, potential dilution is calculated as follows:

                  Potential Dilution (%) =   proposed number of authorized
                              shares X 100 number of outstanding shares of the class

                  RATIONALE:

                  Dual class stock issuances may harm shareholders by causing dilution. When new shares are issued, a company's profits, cash flow and assets are spread over a larger number of shares, which may dilute each owner's clams. In addition to diluting per-share earnings, issuing shares may shift the balance of the company's voting power by placing a block of shares in the hands of one investor or group of investors.

1150              APPROVE STOCK SPLIT

         1        Vote FOR a management proposal to approve a stock split.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Management is best suited to determine the corporation's capital structure. Unless shareholder approval is required under a company's charter, seeking shareholder approval for a stock split is not required and is a courtesy to shareholders.

1151              APPROVE REVERSE STOCK SPLIT

         1 Vote FOR a management proposal to approve a reverse stock split.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Management is best suited to determine the corporation's capital structure.

1200              APPROVE MERGER/ACQUISITION

         7 Vote AGAINST a management proposal to merge with or acquire another company IF the company's board of directors did not obtain a fairness opinion from an investment banking firm.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Many companies obtain fairness opinions from investment banks when considering a business combination. Investment banks use their expertise to determine the fair value of securities involved in the proposed transaction. These opinions may be one factor a board will consider in deciding whether a proposed transaction is fair to disinterested shareholders. Shareholders may also derive some comfort from these opinions. The opinions are in the best interest of shareholders.

1130              AUTHORIZE DUAL CLASS STOCK

         2 Vote AGAINST a management proposal to authorize dual or multiple classes of common stock.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  There should only be one class of common stock and all common stock holders should have the same rights and privileges. Dual or multiple classes of common stock are often used to entrench the board and management of corporations. Economic studies show that adoption of additional classes of common stock negatively affects the value of an existing class of common stock.

1131              ELIMINATE DUAL CLASS STOCK

         1 Vote FOR a management proposal to eliminate authorized dual or multiple classes of common stock.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future requirements for raising additional capital and the means for raising such capital.

1132              AMEND DUAL CLASS STOCK

         1 Vote FOR a management proposal to amend authorized dual class or multiple classes of common stock.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is the best position to determine the capital structure that best suits the company's current and future needs.

1133              INCREASE AUTHORIZED DUAL CLASS STOCK

         3 Vote AGAINST a management proposal to increase authorized shares of one or more classes of dual or multiple class common stock IF the increase will allow the company to issue additional shares with superior voting rights, thereby continuing to disenfranchise holders of the stock with lesser voting rights.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Dual class stock with superior voting rights may be used to maintain the voting control of family holders or a group of investors. All shareholders should have equal voting rights.

         5 Vote AGAINST a management proposal to increase authorized shares of one or more classes of dual or multiple class common stock IF the proposed increase represents potential dilution of more than ^5^ percent of the authorized shares of that class of stock.

                  DEFINITION OF TERMS:

                  For purposes of this guideline, potential dilution is calculated as follows:

                  Potential Dilution (%) =    proposed number of authorized
                  shares X 100 number of outstanding shares of the class

                  RATIONALE:

                  Dual class stock issuances may harm shareholders by causing dilution. When new shares are issued, a company's profits, cash flow and assets are spread over a larger number of shares, which may dilute each owner's clams. In addition to diluting per-share earnings, issuing shares may shift the balance of the company's voting power by placing a block of shares in the hands of one investor or group of investors.

1300              ELIMINATE CUMULATIVE VOTING

         1        Vote FOR a management proposal to eliminate cumulative voting.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Directors' fiduciary duties apply to the interests of all shareholders, not a single constituency. Cumulative voting promotes single interest representation on the board, which may not represent the overriding interests and concerns of all shareholders. All directors, as shareholders' representatives, should be elected by a majority of shareholders.

1301              ADOPT CUMULATIVE VOTING

         2        Vote AGAINST a management proposal to adopt cumulative voting.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Directors' fiduciary duties apply to the interests of all shareholders, not a single constituency. Cumulative voting promotes single interest representation on the board, which may not represent the overriding interests and concerns of all shareholders. All directors, as shareholders' representatives, should be elected by a majority of shareholders.

1321              AMEND INDEMNIFICATION PROVISION

         1 Vote FOR a management proposal to amend provisions concerning the indemnification of directors and officers.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Because of increased litigation against directors and officers and the accompanying rise in insurance costs for director liability, many states have adopted laws that increase the level of indemnification the company may offer in the event of a director or officer is involved in a lawsuit. Increased indemnification is important to ensure the continued availability of competent directors or officers.

1332              APPROVE BOARD SIZE

         5 Vote AGAINST a management proposal to set the board size IF the proposed minimum board size is less than ^15^ directors.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  The board of directors is charged with selecting and monitoring the corporation's management team. To assist, question and assess management, various expertise must be represented on the board. A board smaller than the one required in this guideline could not have the breadth of experience or talents that is required to be effective.

         6 Vote AGAINST a management proposal to set the board size IF the board will consist of more than ^15^ directors.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Directors are charged with selecting and monitoring the corporation's management team. For shareholders and the company to benefit from the various talents and experiences of each director, the board must be of a size to encourage participation and interaction. A board of a size that exceeds the parameters of this

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                  guideline, however, is too large to provide a forum for each director to express opinions and participate in the deliberations. Additional directors are figureheads who do not add to the value of the board. An excessively large board is a waste of corporate assets because each director must be paid.

         7 Vote AGAINST a management proposal to set the board size IF the board will consist of fewer than ^5^ directors.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  The board of directors is charged with selecting and monitoring the corporation's management team. To assist, question and assess management, various expertise must be represented on the board. A board smaller than the one required in this guideline could not have the breadth of experience or talents that is required to be effective.

1340              NO SHAREHOLDER APPROVAL TO FILL VACANCY

         2 Vote AGAINST a management proposal to allow the directors to fill vacancies on the board without shareholder approval.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Directors serve as the representatives of the shareholders. Shareholders should have the right to approve the appointment of all directors to the board.

1341              GIVE BOARD AUTHORITY TO SET BOARD SIZE

         2 Vote AGAINST a management proposal to give the board the authority to set the size of the board without shareholder approval.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Directors represent the interests of shareholders. Shareholders should have the final say in determining the size of the board of directors.

1342              REMOVAL OF DIRECTORS

         3 Vote AGAINST a management proposal regarding the removal of directors IF the proposal limits the removal to cases where there is legal cause.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Directors represents the interests of shareholders. No limitations should be placed on the power of the shareholders or the existing directors to remove directors who are not serving in the best interest of the shareholders, even if they are acting legally. Shareholders should have the power to remove their representatives for any reason.

1350              APPROVE CHARTER AMENDMENTS

         1 Vote FOR a management proposal to approve non-technical amendments to the company's certificate of incorporation.

                  DEFINITION OF TERMS:

                  These may include proposals that effect shareholder rights.

                  RATIONALE:

                  The board of directors and management of a company are in the best position to determine the provisions of the certificate of incorporation.

1351              APPROVE BYLAW AMENDMENTS

         3 Vote AGAINST a proposal to approve non-technical bylaw amendments IF amendment reduces shareholders' rights.

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                  DEFINITION OF TERMS:

                  RATIONALE:

                  Limitations of any kind on shareholders' rights should be avoided. In some cases, these proposals include numerous issues bundled into one proposal. Bundling proposals that limit shareholders' rights with other issues that shareholders routinely would approve does not justify approval if ultimately shareholders' rights would in any way be reduced.

1402              REPEAL CLASSIFIED BOARD

         1        Vote FOR a management proposal to repeal a classified board.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  An entire board should be accountable to shareholders annually. With staggered board terms, shareholders' ability to affect the makeup of the board is limited because it would take at least two elections to replace a majority of directors. Classified boards may serve to entrench management. Because only a fraction of the directors stand for election each year, shareholders do not have the ability to cast a vote on other directors who may be acting in a fashion that is against their interests. Economic studies have shown that adoption of a classified board tends to depress a company's stock price.

1444              ELIMINATE SUPERMAJORITY REQUIREMENT

         1 Vote FOR a management proposal to eliminate a supermajority vote provision to approve a merger or other business combination.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Supermajority vote provisions may stifle bidder interest in the company altogether, thereby devaluing the stock. Supermajority requirements are often set so high that they discourage tender offers altogether. Economic studies have shown slight negative stock price effects on the adoption of supermajority vote provisions.

1500              ADOPT STOCK OPTION PLAN

         4 Vote AGAINST a management proposal to adopt a stock option plan for employees IF minimum equity overhang from all company plans, including this proposal, as calculated by HCMC, is more than 5 percent of the total outstanding common stock.

                  DEFINITION OF TERMS:

                  This variable guideline calculates dilution by dividing the number of proposed reserved shares plus outstanding options and shares available for award under other stock incentive programs by the company's outstanding common equity. HCMC will use its best efforts to determine the number of outstanding options and the number of shares available for award under other plans. If the information is not available, HCMC will include the number of outstanding options held by the named executives and will note that the other details are not disclosed.

                  HCMC measures a company's total overhang as follows:

                  - the sum of the shares authorized for the proposed plan plus shares remaining available for future awards under all other plans plus the number of shares underlying outstanding grants and awards, divided by
                  -  total outstanding common shares.

                  Investors should consider the dilutive impact of all shares used for stock incentive plans for executives and directors when voting on a stock plan-related proposal.

                  RATIONALE:

                  Stock options generally align shareholder and management interests by motivating employees to maximize stock price appreciation. However, stock options may harm shareholders by causing dilution. When stock options are exercised and new shares are issued, a company's profits, cash flow and assets are spread over

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                  a larger number of shares, diluting each owner's claim. In addition to diluting per-share earnings, exercising options can shift the balance of voting power by increasing executive ownership.

1501              AMEND STOCK OPTION PLAN

         3 Vote AGAINST a management proposal to amend a stock option plan for employees IF the amendment allows options to be priced at less than 85.00 percent of the fair market value on the grant date.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Shareholder approval is required if a proposed amendment: (1) increases the number of shares reserved under a plan; (2) expands the class of eligible employees; (3) changes a plan's termination date; or (4) otherwise materially increases the benefits to participants. Amendments may be warranted to maintain the plan's effectiveness as an incentive tool and to keep the plan competitive. Some amendments, however, may negatively affect the incentive value of the awards. Plans authorizing nonqualified options to be priced at less than 85 percent of the stock's fair market value on the grant date are unfair to shareholders, since shareholders are not given the same opportunity to buy stock at this discount. These awards may negatively affect the incentive value of the awards by the weakening the incentive for employees to strive to maximize the stock price.

         4 Vote AGAINST a management proposal to amend a stock option plan for employees IF the amendment allows the plan administrator to reprice or replace underwater options.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Shareholder approval is required if a proposed amendment: (1) increases the number of shares reserved under a plan; (2) expands the class of eligible employees; (3) changes a plan's termination date; or (4) otherwise materially increases the benefits to participants. Amendments may be warranted to maintain the plan's effectiveness as an incentive tool and to keep the plan competitive. Some amendments, however, may negatively affect the incentive value of the awards. Shareholders are harmed by the practice of repricing or replacing sol called "underwater" options--awards with higher exercise prices than the market price of the underlying stock. This practice constitutes a giveaway to employees. Shareholders do not have the same protection from falling prices. It also negates the notion of tying management incentives to stock performance.

         5 Vote AGAINST a management proposal to amend a stock option plan for employees IF the amendment extends the post-retirement exercise period of outstanding options.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  These amendments unnecessarily benefit employees who are retiring from employment at the company. It is inappropriate to extend benefits to retired employees, since they have no impact on the company's performance.

         6 Vote AGAINST a management proposal to amend a stock option plan for employees IF the amendment enhances existing change-in-control features or adds change-in control provisions to the plan.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Shareholder approval is required if a proposed amendment: (1) increases the number of shares reserved under a plan; (2) expands the class of eligible employees; (3) changes a plan's termination date; or (4) otherwise materially increases the benefits to participants. Amendments may be warranted to maintain the plan's effectiveness as an incentive tool and to keep the plan competitive. Some amendments, however, may negatively affect the incentive value of the awards. Change-in-control provisions constitute antitakeover devices, since the provisions usually increase the cost of acquiring a company when they are activated.

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

         7 Vote AGAINST a management proposal to amend a stock option plan for employees IF the amendment adds time-lapsing restricted stock awards, which are conditional grants of company stock that vest after specified time periods, to the types of awards that may be granted.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Shareholder approval is required if a proposed amendment: (1) increases the number of shares reserved under a plan; (2) expands the class of eligible employees; (3) changes a plan's termination date; or (4) otherwise materially increases the benefits to participants. Amendments may be warranted to maintain the plan's effectiveness as an incentive tool and to keep the plan competitive. Some amendments, however, may negatively affect the incentive value of the awards. Time-lapsing restricted stock awards amount to giveaways to employees. Since employees are generally not required to pay for restricted stock, these awards carry no risk. Employees benefit from the awards if the stock price falls or remains unchanged.

         8 Vote AGAINST a management proposal to amend a stock option plan for employees IF the amendment increases the per employee limit for awards.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  A per-employee annual limit for awards is just that--a limit. It should not be a target to be achieved and then exceeded. Shareholders approved the plan previously and established a limit to curb excessive compensation. The company should be bound by the current limit established under the plan.

1502              ADD SHARES TO STOCK OPTION PLAN

         4 Vote AGAINST a management proposal to add shares to a stock option plan for employees if minimum equity dilution (overhang) of all company plans, including this proposal, as calculated by HCMC, is more than 5 percent of the total outstanding common stock.

                  DEFINITION OF TERMS:

                  This variable guideline calculates dilution by dividing the number of proposed reserved shares plus outstanding options and shares available for award under other stock incentive programs by the company's outstanding common equity. HCMC will use its best efforts to determine the number of outstanding options and the number of shares available for award under other plans. If the information is not available, HCMC will include the number of outstanding options held by the named executives and will note that the other details are not disclosed.

                  HCMC measures a company's total overhang as follows:

                  - the sum of the shares authorized for the proposed plan plus shares remaining available for future awards under all other plans plus the number of shares underlying outstanding grants and awards, divided by
                  - total outstanding common shares.

                  Investors should consider the dilutive impact of all shares used for stock incentive plans for executives and directors when voting on a stock plan-related proposal.

                  RATIONALE:

                  Stock options generally align shareholder and management interests by motivating employees to maximize stock price appreciation. However, stock options may harm shareholders by causing dilution. When stock options are exercised and new shares are issued, a company's profits, cash flow and assets are spread over a larger number of shares, diluting each owner's claim. In addition to diluting per-share earnings, exercising options can shift the balance of voting power by increasing executive ownership.

1505              EXTEND TERM OF STOCK OPTION PLAN

         3 Vote AGAINST a management proposal to extend the term of a stock option plan for employees IF non-employee directors are eligible to receive awards under the plan.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Investors may prefer to vote automatically against an "all purpose" stock incentive plan that includes outside directors as participants.

1510              ADOPT DIRECTOR STOCK OPTION PLAN

         5 Vote AGAINST a management proposal to adopt a stock option plan for non-employee directors IF the minimum potential dilution from all plans (including this proposal), as calculated by HCMC, is more than 5.00 percent of the outstanding common equity.

                  DEFINITION OF TERMS:

                  This variable guideline calculates dilution by dividing the number of proposed reserved shares plus outstanding options and shares available for award under other stock incentive programs by the company's outstanding common equity. HCMC will use its best efforts to determine the number of outstanding options and the number of shares available for award under other plans. If the information is not available, HCMC will include the number of outstanding options held by the named executives and will note that the other details are not disclosed.

                  HCMC measures a company's total overhang as follows:

                  - the sum of the shares authorized for the proposed plan plus shares remaining available for future awards under all other plans plus the number of shares underlying outstanding grants and awards, divided by
                  - total outstanding common shares.

                  Investors should consider the dilutive impact of all shares used for stock incentive plans for executives and directors when voting on a stock plan-related proposal.

                  RATIONALE:

                  Stock options generally align shareholder and management interests by motivating employees to maximize stock price appreciation. However, stock options may harm shareholders by causing dilution. When stock options are exercised and new shares are issued, a company's profits, cash flow and assets are spread over a larger number of shares, diluting each owner's claim. In addition to diluting per-share earnings, exercising options can shift the balance of voting power by increasing executive ownership.

1511              AMEND DIRECTOR STOCK OPTION PLAN

         4 Vote AGAINST a management proposal to amend a stock option plan for non-employee directors IF the amendment would make the plan an omnibus plan that authorizes five or more types of awards or gives the compensation committee discretion to issue a wide range of stock-based awards.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Stock options generally serve to align shareholder and director interests by motivating directors to maximize stock price appreciation. However, some option plans may be overly generous or include provisions that may negatively affect the incentive value of the awards. Omnibus plans give plan administrators too much discretionary authority to issue a wide range of stock-based awards.

         5 Vote AGAINST a management proposal to amend a stock option plan for non-employee directors IF the amendment would permit the granting of non-formula, discretionary awards.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Discretionary director stock plans provide plan administrators with too much discretion to provide large option or stock grants, in addition to already generous base compensation. Mega-option grants to CEOs are the culprit for "out of control" executive pay, and discretionary director plans may similarly cause director pay to spiral out of control. Automatic grants, approved by shareholders, adequately provide for director pay.

         6 Vote AGAINST a management proposal to amend a stock option plan for non-employee directors IF the amendment would provide an incentive to receive shares.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Equity incentives aimed at encouraging directors to choose stock compensation instead of cash are unwarranted in the director compensation package. Directors do not need enticements to induce them to increase stock ownership interest in the company. Some incentives to take shares have reached the point of being a source of excessive compensation; providing stock compensation valued at up to four times the cash compensation's value.

1512              ADD SHARES TO DIRECTOR STOCK OPTION PLAN

         5 Vote AGAINST a management proposal to add shares to a stock option plan for non-employee directors IF the minimum potential dilution from all plans (including this proposal), as calculated by HCMC, is more than 5.00 percent of the total outstanding common equity.

                  DEFINITION OF TERMS:

                  This variable guideline calculates dilution by dividing the number of proposed reserved shares plus outstanding options and shares available for award under other stock incentive programs by the company's outstanding common equity. HCMC will use its best efforts to determine the number of outstanding options and the number of shares available for award under other plans. If the information is not available, HCMC will include the number of outstanding options held by the named executives and will note that the other details are not disclosed.

                  HCMC measures a company's total overhang as follows:

                  - the sum of the shares authorized for the proposed plan plus shares remaining available for future awards under all other plans plus the number of shares underlying outstanding grants and awards, divided by
                  - total outstanding common shares.

                  Investors should consider the dilutive impact of all shares used for stock incentive plans for executives and directors when voting on a stock plan-related proposal.

                  RATIONALE:

                  Stock options generally align shareholder and management interests by motivating employees to maximize stock price appreciation. However, stock options may harm shareholders by causing dilution. When stock options are exercised and new shares are issued, a company's profits, cash flow and assets are spread over a larger number of shares, diluting each owner's claim. In addition to diluting per-share earnings, exercising options can shift the balance of voting power by increasing executive ownership.

1520              ADOPT EMPLOYEE STOCK PURCHASE PLAN

         4 Vote AGAINST a management proposal to adopt an employee stock purchase plan IF the minimum potential dilution of all plans, including this proposal, as calculated by HCMC, is more than
                  5.00 percent of the total outstanding common equity.

                  DEFINITION OF TERMS:

                  This variable guideline calculates dilution by dividing the number of proposed reserved shares plus outstanding options and shares available for award under other stock incentive programs by the company's outstanding common equity. HCMC will use its best efforts to determine the number of outstanding options and the number of shares available for award under other plans. If the information is not available, HCMC will include the number of outstanding options held by the named executives and will note that the other details are not disclosed.

                  HCMC measures a company's total overhang as follows:

                  - the sum of the shares authorized for the proposed plan plus shares remaining available for future awards under all other plans, plus the number of shares underlying outstanding grants and awards, divided by
                  - total outstanding common shares.

                  Investors should consider the dilutive impact of all shares used for stock incentive plans for executives and directors when voting on a stock plan-related proposal.

                  RATIONALE:

                  Stock options generally align shareholder and management interests by motivating employees to maximize stock price appreciation. However, stock options may harm shareholders by causing dilution. When stock options are exercised and new shares are issued, a company's profits, cash flow and assets are spread over a larger number of shares, diluting each owner's claim. In addition to diluting per-share earnings, exercising options can shift the balance of voting power by increasing executive ownership.

1521              AMEND EMPLOYEE STOCK PURCHASE PLAN

         2 Vote AGAINST a management proposal to amend an employee stock purchase plan IF the proposal allows employees to purchase stock at prices of less than 85.00 percent of the stock's fair market value.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Amendments to stock purchase plans that allow employees to buy stock priced at less than the level set forth in this guideline should be opposed. These plans are unfair to shareholders, since shareholders are not given the same opportunity to buy stock at this price.

1522              ADD SHARES TO EMPLOYEE STOCK PURCHASE PLAN

         2 Vote AGAINST a management proposal to add shares to an employee stock purchase plan IF the proposed plan allows employees to purchase stock at prices of less than 85.00 percent of the stock's fair market value.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Employee stock purchase plans that allow employees to buy stock priced at less than 85 percent of the fair market value on the grant date should be opposed. These plans are unfair to shareholders, since shareholders are not given the same opportunity to buy stock at this price.

1530              ADOPT EXECUTIVE STOCK AWARD PLAN

         3 Vote AGAINST a management proposal to adopt a stock award plan IF awards vest solely on tenure.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Restricted stock awards generally vest over some specified time period (time-lapsing restricted stock) or are earned based on the attainment of performance goals (performance-based restricted shares). During the vesting period, executives or directors may vote the restricted shares and are entitled to dividends. Plans awarding performance-based restricted stock should be supported, since these awards are tied directly to the achievement of specified performance goals. Plans awarding time-lapsing restricted stock should be opposed. These awards constitute "giveaways," since they are tied only to tenure and are not related to performance. Executives are generally not required to pay for restricted stock, so these awards carry no risk. An executive or director may benefit even if the market price declines or remains unchanged.

         5 Vote AGAINST a management proposal to adopt a stock award plan IF the minimum potential dilution from all plans, including this proposal, as calculated by HCMC (overhang), is more than
                  5.00 percent of the total outstanding common equity.

                  DEFINITION OF TERMS:

                  This variable guideline calculates dilution by dividing the number of proposed reserved shares plus outstanding options and shares available for award under other stock incentive programs by the company's

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                  outstanding common equity. HCMC will use its best efforts to determine the number of outstanding options and the number of shares available for award under other plans. If the information is not available, HCMC will include the number of outstanding options held by the named executives and will note that the other details are not disclosed.

                  HCMC measures a company's total overhang as follows:

                  - the sum of the shares authorized for the proposed plan plus shares remaining available for future awards under all other plans plus the number of shares underlying outstanding grants and awards, divided by
                  - total outstanding common shares.

                  Investors should consider the dilutive impact of all shares used for stock incentive plans for executives and directors when voting on a stock plan-related proposal.

                  RATIONALE:

                  Stock awards generally align shareholder and management interests by motivating employees to maximize stock price appreciation. However, stock awards may harm shareholders by causing dilution. When restricted stock awards are granted, a company's profits, cash flow and assets are spread over a larger number of shares, diluting each owner's claim. In addition to diluting per-share earnings, these awards can shift the balance of voting power by increasing executive ownership.

1560              APPROVE ANNUAL BONUS PLAN

         6 Vote AGAINST a management proposal to approve an annual bonus plan IF performance criteria are not disclosed.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  The maintenance of favorable tax treatment for executive compensation benefits shareholders. Companies should follow all requirements necessary to qualify compensation for the performance exemption. Any loss of income to the corporation stemming from a company's failure to retain this tax deduction would come out of the pockets of its shareholders. Failure to disclose the performance criteria used to generate executive bonus payouts may cost an exemption from the $1 million limit on the amount of "non-performance based pay" that a public company may deduct for income tax purposes. In addition, shareholders may reasonably expect to be informed of the performance measures related to management bonuses. As a result, management proposals to approve bonus plans that do not disclose performance criteria should be opposed.

1563              ADOPT DEFERRED COMPENSATION PLAN

         1 Vote FOR a management proposal to adopt a deferred compensation plan.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Companies frequently sponsor deferred compensation plans, which allow executives and non-employee directors to defer pay and any related taxes until some later date. The deferred amounts usually may be deposited into interest-bearing accounts or invested in company stock accounts. Frequently, payouts under deferred compensation plans are made in cash. These plans represent a fairly standard component of executive and non-employee director compensation packages. Since these plans do not constitute a significant addition to executive and non-employee director pay packages, proposals to adopt deferred compensation plans should be supported.

1564              APPROVE LONG-TERM BONUS PLAN

         6 Vote AGAINST a management proposal to approve a long-term bonus plan IF dilution represented by the proposal is more than 5.00 percent of the outstanding common equity.

                  DEFINITION OF TERMS:

                  This variable guideline calculates dilution by dividing the number of proposed reserved shares by the company's outstanding common equity. This dilution calculation does not include outstanding options and shares available for award under other stock incentive programs.

                  HCMC measures the potential dilution created by a proposed stock incentive plan as follows:

                  - the number of shares authorized for the proposed plan, divided by
                  - the total number of outstanding common shares

                  Investors should understand the dilutive impact that a proposed stock incentive plan for management and directors will have on their ownership stake.

                  RATIONALE:

                  Stock options generally align shareholder and management interests by motivating employees to maximize stock price appreciation. However, stock options may harm shareholders by causing dilution. When stock options are exercised and new shares are issued, a company's profits, cash flow and assets are spread over a larger number of shares, diluting each owner's claim. In addition to diluting per-share earnings, exercising options can shift the balance of voting power by increasing executive ownership.

1570              EXCHANGE UNDERWATER OPTIONS

         2 Vote AGAINST a management proposal to exchange underwater options (options with a per-share exercise price that exceeds the underlying stock's current market price).

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Shareholders are harmed by the practice of repricing or replacing so-called "underwater" options. This practice constitutes a giveaway to executives. Shareholders do not have the same protection from falling prices. It negates the notion of tying management incentives to stock performance.

1581              AMEND ANNUAL BONUS PLAN

         1        Vote FOR a management proposal to amend an annual bonus plan.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Bonus plans generally serve to attract, retain and motivate qualified executives. Payouts under these plans may be in cash or stock and are usually tied to the attainment of certain financial or other performance goals. Since bonus plans are generally tied to performance, these proposals should be supported.

1582              REAPPROVE OPTION/BONUS PLAN FOR OBRA

         4 Vote AGAINST a management proposal to reapprove a stock option or bonus plan for employees if performance criteria are not disclosed.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  The maintenance of favorable tax treatment for executive compensation benefits shareholders. Companies should follow all requirements necessary to qualify compensation for the performance exemption. Any loss of income to the corporation stemming from a company's failure to retain this tax deduction would come out of the pockets of its shareholders. Failure to disclose the performance criteria used to generate executive bonus payouts may cost an exemption from the $1 million limit on the amount of "non-performance based pay" that a public company may deduct for income tax purposes. In addition, shareholders may reasonably expect to be informed of the performance measures related to management bonuses. As a result, management proposals to approve bonus plans that do not disclose performance criteria should be opposed.

1586              AMEND LONG-TERM BONUS PLAN

         2 Vote AGAINST a management proposal to amend a long-term bonus plan.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Bonus plans are unnecessary additions to executive compensation packages. Most executives are adequately paid through salaries and other incentive programs. These plans should be opposed.

2002              SP-LIMIT CONSULTING BY AUDITORS

         1 Vote FOR a shareholder proposal to limit consulting by a company's independent auditors.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  The provision of non-audit services by a company's auditor may impair the auditor's independence and impartiality, and affect the integrity of the audit process. When an audit firm earns a substantial portion of its fees by providing non-audit services to an audit client, it may be less likely to challenge management's accounting practices and assumptions, thus jeopardizing the quality of the audit. If the financial information disclosed by companies is not considered reliable, investors will be less willing to invest in public securities. Eliminating or reducing the provision of non-audit services by the firm that conducts the company's audit will reduce the risk of a compromised audit and promote investor confidence.

2030              SP-SELL THE COMPANY

         2 Vote AGAINST a shareholder proposal asking the company to study sales, spin-offs or other strategic alternatives.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Shareholders elect the board of directors to oversee the management of the company and represent the interests of shareholders. The corporation's board and management are most qualified to determine strategic options available to the company and to decide which options are in the shareholders' best interests. Shareholders should defer to the judgment of the board of directors in these matters.

2100              SP-ADOPT CONFIDENTIAL VOTING

         1 Vote FOR a shareholder proposal asking the board to adopt confidential voting and independent tabulation of proxy ballots.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  The entire corporate governance system is built on the foundation of the proxy voting process. If the voting system is not fair, the system will not work. It is essential that corporations provide confidential treatment to shareholders and tabulation by a third party for all proxies, ballots and voting authorizations. Proxy voting should be conducted under the same rules of confidentiality that apply to voting in political elections. Open balloting allows companies to resolicit shareholders to urge them to change their votes--which shareholder proponents do not have an opportunity to do--and creates an opportunity for coercion. Confidential voting minimizes the possibility that shareholders, especially money managers, will be subject to conflicts of interests. Any minimal costs that must be incurred in implementing a confidential voting policy are outweighed by the benefits to shareholders.

2101              SP-COUNTING SHAREHOLDER VOTES

         1 Vote FOR a shareholder proposal asking the company to refrain from counting abstentions and broker non-votes in vote tabulations.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  The true measure of support in any voting system is the number of votes cast for and against a particular proposal. A ballot marked "abstain" or a non-vote represents the absence of any real indication of support. When such votes are tabulated, however, they have the effect of a vote against the resolution.

2102              SP-NO DISCRETIONARY VOTING

         1 Vote FOR a shareholder proposal to eliminate the company's discretion to vote unmarked proxy ballots.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  The board of directors should not have the right to vote signed but unvoted ballots. The true measure of support in any voting system is the number of votes cast for and against a particular proposal. An unmarked ballot represents the absence of any real indication of support.

2131              SP-CHANGE ANNUAL MEETING DATE

         2 Vote AGAINST a shareholder proposal to change the annual meeting date.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Changing the annual meeting date could delay the annual meeting and result in increased costs by requiring separate mailings of the proxy statement and the annual report. In addition, because the fiscal years of many companies end in December, meeting date conflicts are inevitable. Finally, most shareholders do not attend the annual meetings in person and choose to do so by proxy.

2202              SP-INCREASE BOARD INDEPENDENCE

         1 Vote FOR a shareholder proposal to increase board independence.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  The directors are elected to oversee the corporation on behalf of the owners--the shareholders. Individuals with financial or other ties to the corporation may not be able to exercise "independent" judgment in monitoring management. Former employees, for example, may hesitate to criticize policies that they implemented during their tenure with the corporation. Relatives of company officers and directors may put their personal interests above the interests of shareholders.

2203              SP-DIRECTOR TENURE/RETIREMENT AGE

         1 Vote FOR a shareholder proposal seeking to limit the period of time a director can serve by establishing a retirement or tenure policy.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  By limiting the number of years that a non-employee director can serve, the board has a built-in mechanism to force turnover. This is particularly important given the reluctance of boards to institute rigorous director evaluation processes that result in the removal of ineffectual directors. Absent a contested election of directors, no avenue exists for shareholders to remove directors from the board. A structure that specifically limits the period of time a director can serve, or that mandates a particular retirement age, provides opportunities for recruiting directors with new ideas and approaches.

2214              SP-INDEPENDENT BOARD CHAIRMAN

         1 Vote FOR a shareholder proposal asking that the chairman of the board of directors be chosen from among the ranks of the non-employee directors.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  The directors are elected to oversee the corporation on behalf of the owners--the shareholders. The board chair is responsible for overseeing corporate activities, evaluating management's performance and ensuring compliance with legal and accounting standards. If the CEO also serves as chairman, then the CEO must pass judgment on his or her own performance. An independent chairman would be better able to oversee the board and the company's management, assess performance and ensure that shareholder interests are being served.

2220              SP-ADOPT CUMULATIVE VOTING

         1 Vote FOR a shareholder proposal calling for the adoption of cumulative voting.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Cumulative voting provides minority shareholders a greater voice in the election of directors and enhances the likelihood of minority shareholder representation on the board. There is some empirical evidence that the elimination of cumulative voting depresses stock prices.

2231              SP-DOUBLE BOARD NOMINEES

         2 Vote AGAINST a shareholder proposal to nominate two director candidates for each open board seat.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  This type of election system would create a political environment in which nominees compete with each other for the available board seats. The appropriate role of the directors is to present shareholders with a slate of director candidates who are most qualified and who are ready, willing and able to oversee the management of a company's affairs. The implementation of this proposal would make the recruitment of potential directors more difficult and would preclude the board from fulfilling its fiduciary responsibility of advising shareholders on matters in which they are asked to vote.

2300              SP-REPEAL CLASSIFIED BOARD

         3 Vote AGAINST a shareholder proposal to repeal a classified board if the company does not have a shareholder rights plan (i.e. poison pill).

                  DEFINITION OF TERMS:

                  RATIONALE:

                  A classified boards in combination with a poison pill is a particularly effective potential deterrent to hostile control changes, some studies show, since they impose structural impediments to both an unsolicited tender offer and a proxy challenge to change the board, which is the only way an outside investor could potentially eliminate a poison pill restriction. (Hilton's 1997 challenge to ITT, for example, may well have been precluded by a classified board structure. ITT had a poison pill.) Therefore, it makes sense to support shareholder resolutions to repeal classified boards at companies that also have poison pills.

2310              SP-REDEEM OR VOTE ON POISON PILL

         3 Vote AGAINST a shareholder proposal asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan IF the proposal seeks to redeem the rights plan.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Some poison pill/shareholder rights plans may be in the best interests of shareholders, because they require potential acquirers to negotiate directly with the board. Other rights plans may harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board of directors. As a result, shareholders should have the right to evaluate each pill and decide the relative merits of each one. We do not support proposals calling for companies to redeem poison pills. Instead, shareholders should be allowed to vote on each pill.

         4 Vote AGAINST a shareholder proposal asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan IF the board has an independent majority.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Poison pills can be useful negotiating tools for independent boards, when faced with takeover offers, in maximizing value for shareholders. But the pill is more likely to be used to entrench management at companies with insider-dominated boards. Some studies suggest that pills in the hands of independent boards enhance shareholder value.

         5 Vote AGAINST a shareholder proposal asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan IF the proposal is binding rather than merely precatory (advisory).

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Poison pills may harm the interests of shareholders, and entrench management, and therefore should be subject to strict scrutiny. In general, companies should avoid pills, and/or should subject them to shareholder approval, and therefore we support non-binding requests that management do this. However, the ultimate decision on a shareholder rights plan is up to the board of directors, and the directors' hands should not be tied by binding bylaw amendments prohibiting pills, or requiring shareholder approval.

2320              SP-ELIMINATE SUPERMAJORITY PROVISION

         2 Vote AGAINST a shareholder proposal that seeks to eliminate supermajority vote requirements.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Supermajority vote requirements to approve a merger or other business combination help guard against two-tiered tender offers in which a raider offers a substantially higher cash bid for an initial and often controlling stake in a company and then offers a lower price for the remaining shares. The coercive pressures associated with such an offer may force shareholders to tender before they have considered all relevant facts. Requiring supermajority approval of certain transactions or for certain charter or bylaw amendments provides protection to minority shareholders.

2341              SP-OPT OUT OF STATE TAKEOVER STATUTE

         1 Vote FOR a shareholder proposal seeking to force the company to opt out of a state antitakeover statutory provision.

                  DEFINITION OF TERMS:

                  Antitakeover laws are defined as one of the following: (1) control share acquisition; (2) fair price; and (3) business combination (also known as freeze-out or business moratorium).

                  RATIONALE:

                  State antitakeover laws deter unsolicited offers for a corporation's stock. Numerous studies have shown that the adoption of antitakeover statutes has a negative impact on the value of corporations incorporated in the state. As a result, opting out of state antitakeover laws is in the best interests of shareholders.

2400              SP-RESTRICT EXECUTIVE COMPENSATION

         2 Vote AGAINST a shareholder proposal to restrict executive compensation.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Compensation packages are necessary to attract, motivate and retain executives. These packages are generally designed to tie executive pay to performance. Compensation packages may serve to align executive and shareholder interests. Shareholders should not seek to micromanage the board's executive compensation systems, and should defer to the judgment of the board in these matters.

2401              SP-DISCLOSE EXECUTIVE COMPENSATION

         3 Vote AGAINST a shareholder proposal to enhance the disclosure of executive compensation IF the proposal extends reporting to all executives paid more than $250,000.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  The breadth of the current executive compensation proxy statement disclosure (the company's five highest-paid executives, including the CEO) is adequate. In 1992, the Securities and Exchange Commission amended the proxy disclosure requirements for executive pay. Additional disclosure of executive compensation provides no new meaningful information to shareholders. Proposals, which extend reporting to this degree, are excessive.

2402              SP-RESTRICT DIRECTOR COMPENSATION

         1 Vote FOR a shareholder proposal to restrict director compensation.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Directors are paid too much. Existing director compensation packages are unnecessary, inappropriate and/or excessive.

2403              SP-CAP EXECUTIVE PAY

         2        Vote AGAINST a shareholder proposal to cap executive pay.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Pay caps are not in the best interests of shareholders. Caps may put a company at a competitive disadvantage by negatively affecting its ability to attract, motivate and retain highly qualified executives. A company using pay caps may risk getting stuck with mediocre managers and losing its best talent to higher paying companies.

2406              SP-APPROVE EXECUTIVE COMPENSATION

         1 Vote AGAINST a shareholder proposal calling for shareholder votes on executive pay.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  In light of the perceived excesses of some executive compensation packages, shareholders should vote on executive pay. Shareholders ultimately foot the bill for executive pay, so they should be permitted to approve the pay packages.

2408              SP-LINK EXECUTIVE PAY TO SOCIAL CRITERIA

         2 Vote AGAINST a shareholder proposal that asks management to review, report on and/or link executive compensation to non-financial criteria, particularly social criteria.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  While proposals asking companies to link pay to social performance ostensibly relate to executive compensation, the real intent of the proposal is to change company practices on employee and environmental issues, which fall within the realm of ordinary business matters that should be left to the judgment of managers. Pay should be linked to financial performance, and non-financial criteria can cloud the picture. To the extent that pay should include non-financial criteria, the board should exercise its judgment on appropriate measures, and not be pushed on this issue by shareholders.

2414              SP-GOLDEN PARACHUTES

         1 Vote FOR a shareholder proposal calling for a ban or shareholder votes on future golden parachutes.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Golden parachutes, which are severance packages contingent upon a change in control, may be detrimental to shareholder interests. Since parachutes assure covered executives of specified benefits, they may reduce management accountability to shareholders and reduce their incentives to maximize shareholder value during merger negotiations. Golden parachutes may also be unnecessary and a waste of corporate assets. In light of these negatives, companies should ban or put to shareholder approval all future golden parachutes.

2415              SP-AWARD PERFORMANCE-BASED STOCK OPTIONS

         1 Vote FOR a shareholder resolution seeking to award performance-based stock options.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Stock options serve to enhance shareholder value. Real shareholder value is not enhanced at stock price appreciation levels that are at or below the rate of appreciation for the selected index group, or that are simply due to general price level increases. Exercise prices should be indexed to industry groups and to such inflation measures as the Consumer Price Index so that executives are not rewarded for gains in the stock price that are not brought about by superior performance.

2416              SP-EXPENSE STOCK OPTIONS

         2 Vote AGAINST a shareholder proposal establishing a policy of expensing the costs of all future stock options issued by the company in the company's annual income statement.

                  DEFINITION OF TERMS:

                  Current accounting rules give companies the choice of reporting stock option expenses annually in the company income statement or as a footnote in the annual report. Most companies report the cost of stock options on a pro-forma basis in a footnote in the annual report, rather than include the option costs in determining operating income.

                  RATIONALE:

                  Companies will likely cut back on option grants if they are considered an expense, which will ultimately hurt rank and file employees. There is no reliable and standard way to calculate the value of options. Current valuation methods, like the Black-Scholes method, were designed to price short-term tradable options and depend on speculative assumptions. In addition, options are not an expense, but rather a cost incurred by shareholders in the form of dilution, which is reflected in the form of lower earnings per share. Current disclosure is sufficient as the costs are already disclosed in the notes to financial statements in the company's 10-K filing.

2417              SP-PENSION FUND SURPLUS

         1 Vote FOR a shareholder proposal that requests future executive compensation be determined without regard to any pension fund income.

                  DEFINITION OF TERMS:

                  Under current accounting rules companies add their pension funds' surpluses, which cannot be used for corporate purposes, to reported profits. The figures are based on assumptions made by the company including those regarding expected rate of earnings. The proposal seeks to exclude such pension fund figures when calculating performance-based compensation payouts or awards.

                  RATIONALE:

                  This change would more closely link the compensation of senior executives to their performance in managing the business. The current system may unfairly boost payouts and awards and may distort the principle of pay for performance. Only true operating income should be considered in determining executive compensation. This would discourage companies from using pension accounting to manage their earnings by changing assumptions to boost the amount of pension income that can be factored into operating income. It may also discourage companies from boosting pension income at the expense of employees and retirees by reducing anticipated benefits or withholding improved benefits.

2422              SP-INCREASE COMP COMMITTEE INDEPENDENCE

         1 Vote FOR a shareholder proposal to increase the independence of the compensation committee.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Compensation decisions and policies for executive pay should be made by a committee composed of at least a majority of directors who are not employed by the company and do not have significant personal or business relationships with the company. This ensures that executive pay decisions are made in the best interests of shareholders by directors who are free from potential conflicts of interest.

2501              SP-INCREASE KEY COMMITTEE INDEPENDENCE

         1 Vote FOR a shareholder proposal to increase the independence of the board's key committees.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Directors are charged with selecting and monitoring the corporation's management team. The board must be structured to encourage nominations of "independent" directors--individuals who are free of ties to management. The best way to accomplish this is to limit membership on the board's key committees to directors who have no ties to the company other than those relationships created as a result of their service on the board.

3000              SP-DEVELOP/REPORT ON HUMAN RIGHTS POLICY

         2 Vote AGAINST shareholder proposals that ask management to develop or report on their human rights policies.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Asking management to develop or promote human rights policies could expose its business in certain countries to political retaliation and loss of market share or government contracts. The promotion of human rights overseas is the responsibility of the citizens and governments of those countries and of international diplomacy. We therefore believe it is inappropriate to ask management to develop or report on human rights policies.

3005              SP-REVIEW OPERATIONS' IMPACT ON LOCAL GROUPS
                  CASE-BY-CASE
                  CASE-BY-CASE

3041              SP-CHINA--ADOPT CODE OF CONDUCT

         2 Vote AGAINST shareholder proposals that ask management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China or of similar codes.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  We believe adoption of the code would be inappropriate because U.S. companies should not engage in the internal political affairs of host countries to press for human rights. Moreover, management is in the best position to make decisions about pay and working conditions and environmental management. It is the responsibility of employees, local trade unions and the government--not shareholders--to negotiate and/or regulate appropriate levels of compensation and safety requirements. A fundamental tenet of business is to obey local laws. Should these laws change, we believe management will take the steps necessary to comply with any new regulations.

3120              SP-REVIEW SPACE WEAPONS

         2 Vote AGAINST shareholder proposals that ask management to report on the company's government contracts for the development of ballistic missile defense technologies and related space systems.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Responsibility for deciding whether developing a certain military technology is essential for the nation's defense resides exclusively with the executive and legislative branches of the U.S. government. Defense contractors have an obligation to participate in programs deemed by our elected officials to be in the national interest. Asking a defense contractor to publicly address the issue of its participation in the development of ballistic missile defense technologies and related space systems would involve management in the inappropriate second-guessing of the national security decisions of the nation's elected representatives.

                  Moreover, shareholders interested in knowing more about corporate participation in the development of ballistic missile defense technologies and related space systems can usually gain a clearer picture of any given company's activities by referring to existing, open sources of information. Preparing a special report on an area that represents a relatively small percentage of the company's total business activities would constitute an unnecessary and costly burden on management.

3215              SP-REVIEW CHARITABLE GIVING POLICY

         2 Vote AGAINST shareholder proposals to limit or end charitable giving.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  We believe that the company's giving program contributes to shareholder value and serves society. Companies tend to focus their charitable giving in the communities where they operate, and they receive good will and improved customer relations from making these contributions. Moreover, companies today are broadly expected to maintain charitable giving programs as part of their overall corporate responsibility. We therefore oppose proposals that ask companies to limit or end their charitable giving.

3220              SP-REVIEW POLITICAL SPENDING

         3 Vote AGAINST shareholder proposals that ask companies to increase disclosure of political contributions and activities IF the information requested already is easily available, and/or IF the cost of complying with the resolution is excessive.

                  DEFINITION OF TERMS:

                  " Political spending" includes both "political contributions"--money given to political party committees (including local committees) and spent on political action committees--and money spent on lobbying.

                  Information is considered "easily available" if it is available from a single public source or from the company, either on request or in a report distributed to all shareholders.

                  Compliance costs are considered "excessive" if the resolution asks the company to disclose the requested information through paid advertisements in newspapers, rather than through preparation of a report that is sent or made available to shareholders.

                  RATIONALE:

                  Information on political spending ought to be available to shareholders, but it is not necessary to publish it in the exact form requested in some shareholder proposals. If the information requested in the proposal is limited to federal PAC contributions, the proposal is unnecessary because that information already is easily available. If the resolution asks for a report including information on direct political contributions, the request may be justified because there is no adequate government system for disclosure of such contributions at the state and local level. Similarly, there generally is little information on direct company expenditures in support of PACs or lobbying. Similarly, placing advertisements in leading newspapers on political contributions, as requested in some resolutions, appears to be unnecessarily expensive.

3224              SP-AFFIRM POLITICAL NONPARTISANSHIP

         2 Vote AGAINST shareholder proposals requesting affirmation of political nonpartisanship.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  These proposals are unnecessary. Federal law allows companies to sponsor and provide administrative support to political action committees, but prohibits direct donations or coerced employee participation. Thus, employees already have recourse to legal action should such coercion occur.

3307              SP-SEVER LINKS WITH TOBACCO INDUSTRY

         2 Vote AGAINST shareholder proposals to sever the company's links to the tobacco industry.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Management is generally in the best position to make decisions about what investments and lines of business are suitable for the company. The manufacture, marketing and use of tobacco and related products is legally sanctioned throughout the world. Any further regulations or restrictions on tobacco business activity is rightly the responsibility of governments, not shareholders. Short of such regulation, reporting on or dissolving ties with the tobacco industry by the company is likely to result in unnecessary expenses and/or loss of revenues and profits, and therefore is not in the company's or the shareholders' interests. We therefore oppose all proposals that ask a company to report on or approve dissolution of links with the tobacco industry.

3400              SP-REVIEW NUCLEAR FACILITY/WASTE

         2 Vote AGAINST shareholder proposals that ask companies to review or report on nuclear facilities or nuclear waste.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  The nuclear power industry is closely regulated in the United States. The U.S. National Regulatory Commission, which has oversight responsibility for both commercial nuclear reactors and research reactors, annually conducts about 2,000 inspections of nuclear material licensees. These inspections cover areas such as training of personnel who use materials, radiation protection programs and security of nuclear materials. The NRC also requires reactor operators to have defenses against commando attack by several skilled attackers and to conduct background checks on employees. Moreover, the NRC posts quarterly updates, on its website, of its assessments of every nuclear plant operating in the United States.

                  Given the regulatory oversight that already exists and detailed assessment reports that are already available to the public, we believe that proposals that ask companies to issue special reports or conduct special reviews for their shareholders on their nuclear operations are redundant and an unjustifiable drain on company resources.

3410              SP-REVIEW ENERGY EFFICIENCY & RENEWABLES

         2 Vote AGAINST shareholder proposals that ask companies to reduce their reliance on nuclear and fossil fuels, to develop or use solar and wind power, or to promote energy efficiency, or to review or report these issues.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  We believe that decisions about the level or mix of energy to use or develop are business strategy matters best left to management to make in response to regulatory requirements, technological developments, and supply and demand. We note that U.S. government agencies such as the Nuclear Regulatory Commission and the Environmental Protection Agency already impose certain restrictions on energy producers to protect environmental and human health. Achieving energy efficiency gains or installing renewable technologies almost always entails added capital investments and expenses. If cost-effective ways of reducing energy use are available, one can assume the company already is exploiting such opportunities, because it is in its financial interest to do so. Similarly, if a company is not using or purchasing renewable energy, one can assume that no cost-effective sites or purchasing options are available.

                  The costs of regulatory compliance, plus the price signals generated by energy supply and demand, generate sufficient information to management for it to determine which energy path is most cost-effective, making special reviews and reports to shareholders unnecessary. Therefore, we oppose all proposals that ask management to report on or increase energy efficiency or to report, use or develop wind and solar power.

3420              SP-ENDORSE CERES PRINCIPLES

         2 Vote AGAINST shareholder proposals that ask management to endorse the Ceres principles.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Corporations must comply with myriad government laws and regulations on environmental matters. It is inappropriate for a private group like Ceres to interject itself in the public rulemaking process. In addition, the Ceres principles are a broad statement of environmental policy intended for all companies. Companies may be better served by adhering to industry- or company-specific environmental policies. Finally, companies may want to avoid entering into an alliance with environmental groups, shareholder activists and others whose interpretation of the companies' competitive circumstances and environmental performance may differ greatly from their own.

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                  The wording of the Ceres principles is open to interpretation and occasionally has been subject to change. Thus, companies that endorse the Ceres principles may not be entirely sure what they have committed themselves to do, nor can they completely control the process by which further changes to, or interpretations of, the Ceres principles are made.

                  Endorsers of the Ceres principles are asked to fill out the Ceres Report form, even though some of the requested information may not be readily available. Companies may find that obtaining and presenting such information would be time-consuming and costly and redundant of internal recordkeeping procedures. Moreover, companies cannot completely control the process by which information disclosed in the Ceres Report form would be shared with others. Certain disclosures might invite adverse publicity, increased competition, lawsuits and shareholder divestment.

3422              SP-CONTROL GENERATION OF POLLUTANTS

         4 Vote AGAINST shareholder proposals that ask management to control generation of pollutant(s) IF the company reports its emissions or waste generation and plans to curb their future growth.

                  DEFINITION OF TERMS:

                  Such a company has set an historical emissions or waste generation baseline and identified control efforts that will curb future emissions or waste generation.

                  RATIONALE:

                  The environment faces rising pressure from a growing industrial base and a burgeoning human population. Ways must be found to control generation of pollutants if economic growth and the human population are to be sustained for future generations. The current focus on sustainable development, which is shared by corporations and environmentalists alike, rests on the principle that the environment can tolerate only so much pollution before it begins to erode the foundation on which future prosperity depends.

                  The shareholder proposal stems from such concerns for environmental sustainability. Because the generation of pollutants tend to rise as the economy grows, however, actual reductions in emissions or solid waste may be difficult to achieve without restricting future economic growth. Therefore, a company can demonstrate its responsibility to the environment and to its shareholders by measuring and reporting its generation of specified pollutants and establishing goals to curb their growth, even if such a policy does not result in actual reductions of emissions or solid waste from current levels.

3423              SP-REPORT ON ENVIRONMENTAL IMPACT OR PLANS

         2 Vote AGAINST shareholder proposals that ask companies to report on their environment impact or plans.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Industry and government have responded to the public's desire for information on corporate environmental impacts and plans. The 1969 National Environmental Policy Act requires companies to issue environmental impact assessments for major domestic projects. Congress has also passed several important right-to-know laws to compel disclosure of Material Safety Data Sheets and other environment, health and safety information to employees and neighbors of manufacturing plants. In addition, many companies have set up Community Advisory Panels in communities where their plants are located. Now it is even commonplace for large industrial companies to issue stand-alone annual environmental reports outlining their progress on major environmental initiatives.

                  Therefore, we believe shareholder requests for additional information on corporate environmental impacts or plans are already addressed in a number of government regulations and industry programs, making further communication and information exchanges duplicative and unnecessary. At the same time, a willingness to respond to such requests could lead to a costly and open-ended process with opponents of the company's operations and/or development plans. Their ultimate desire may be to generate negative publicity and introduce opposing views in the company's decision making process that results in costly and perhaps unwarranted changes in project development plans. As shareholders, it is not prudent to invite such risks by encouraging communication and disclosure beyond that required by law.

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3425              SP-REPORT OR TAKE ACTION ON CLIMATE CHANGE

         2 Vote AGAINST shareholder proposals that ask management to report or take action on climate change.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  We believe major uncertainties remain about climate change and the appropriateness of policies to address it. In 2001, President George W. Bush withdrew U.S. support of the Kyoto Protocol, an international treaty that sets targets and timetables to reduce greenhouse gas emissions in industrialized countries. Most U.S. companies support the President's move.

                  We believe it is not appropriate or in shareholders' best interests to ask management to report or take action on climate change unilaterally. Moreover, estimating the potential costs, benefits and liabilities of addressing climate change is highly uncertain in light of the remaining scientific, political and legislative uncertainties. Concerned shareholders have other opportunities to take part in the public debate over global warming and should not use the shareholder resolution process as a platform for their views. Management is vested with responsibility to take action when it is in the financial interest of the company to do so -- and to report to shareholders when and if it determines that developments may materially affect the company. Accordingly, there is no need for shareholders to make this special request of management.

3430              SP-REVIEW OR CURB BIOENGINEERING

         2 Vote AGAINST shareholder proposals that ask management to report on, label or restrict sales of bioengineered products.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  There are no substantive differences between foods made with ingredients from genetically modified plants and foods from plants that have been conventionally bred. The introduction of a single gene into a plant is a natural improvement on the plant cross-breeding that began with the domestication of wild grain. Scientists have been studying genetic modification for decades and the U.S. government reviews new genetically modified plants to ensure that they do not pose a threat to humans or the environment. The genetically modified plants currently being grown benefit the environment and farmers by increasing crop yields and reducing the amount of pesticides required. Rice that has been genetically modified to contain Vitamin A is already available in countries where a lack of that vitamin kills and blinds hundreds of thousands of children each year; in the future genetic modification may lead to plants that contain other nutrients, allowing people worldwide to lead longer and healthier lives. A significant backlash against genetic modification could impede this life-saving scientific progress.

                  A substantial percentage of farmers prefer to grow genetically modified crops--in 2001, 63 percent of all soybeans and 24 percent of all corn grown in the United States were genetically modified varieties. Corn and soybeans are used for ingredients including cooking oils, sweeteners and starches, and are therefore present in the vast majority of foods. In many cases, however, the genetic modification affects only a plant's leaves, which are not eaten and are therefore absent from food products made from the plant. Many grain dealers mix modified and non-modified crops, so raw agricultural materials available in the open market are assumed to contain some genetically modified materials unless they have been certified otherwise. These certified agricultural products are more expensive, and quantities large enough for all of a major food manufacturer's products may be difficult to obtain.

                  Labeling of foods made from genetically modified plants, as some resolutions request, would put companies at a serious competitive disadvantage. At present, the only foods including information on genetic modification on their labels are made by companies that do not use genetically modified plants. A label simply stating that a food was made from genetically modified plant materials might cause consumers to buy the product of a competitor that also used genetically modified plants, but did not say so on the package label. FDA's current labeling requirements do not leave sufficient room on many packages to explain to consumers that genetically modified plants are safe to eat and may help the environment.

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3503              SP-REVIEW SOCIAL IMPACT OF FINANCIAL VENTURES

         2 Vote AGAINST shareholder proposals that request companies to assess the environmental, public health, human rights, labor rights or other socio-economic impacts of their credit decisions.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  We feel it is the responsibility of members of local civil society and governments--not shareholders--to determine what kinds of development projects and lending activities are appropriate. A fundamental tenet of business is to obey local laws. Should these laws change, we believe management will take the steps necessary to comply with any new regulations; however, we do not think the shareholder resolution process should be used to raise issues that are more appropriately dealt with by government regulators. In addition, reports on the subject could distract management or attract unwanted scrutiny of the company's practices and only serve to support arguments that commercial banks should incorporate social or environmental criteria into decisions on loans.

3610              SP-REPORT ON EEO

         2 Vote AGAINST shareholder proposals that ask management to report on the company's affirmative action policies and programs, including releasing its EEO-1 reports and providing statistical data on specific positions within the company.

                  DEFINITION OF TERMS:

                  Most corporations file EEO-1 reports, a statistical profile of a company's work force, with appropriate government authorities under federal law. The EEO-1 reports of any company involved in litigation become part of the public record following resolution of the litigation. In addition, the public can obtain some EEO-1 reports from the federal government through the Freedom of Information Act. It can request EEO-1 reports from the Department of Labor for any company that is a federal contractor; the department determines whether it will disclose the information to the public following consultation with the company.

                  RATIONALE:

                  Equal employment opportunity practices are ordinary business matters that are up to management to decide. In addition, the government is responsible for overseeing and evaluating companies' affirmative action efforts.

                  Disclosure is not necessarily beneficial to a company, largely because it would not be able to completely control the process by which its information would be evaluated. Inappropriate comparisons with other companies or across industries could lead to adverse publicity, unwarranted litigation or shareholder divestment. Preparing explanatory data to aid interpretation of the information would be time-consuming. It also could be time-consuming for companies to compile data on job categories that are more narrowly defined than in the EEO-1 reports, such as senior management or corporate officers.

3614              SP-DROP SEXUAL ORIENTATION FROM EEO POLICY

         1 Vote FOR shareholder proposals that ask management to drop sexual orientation from EEO policy.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  We believe references to specific groups of people in corporate-wide non-discrimination statements should be limited to classes protected under federal legislation, such as racial minorities or women. Listing additional groups in non-discrimination policies diverts attention from the basic need for a workplace free of harassment and employment discrimination and opens the door for other groups to request specific mention as well. The reference to sexual orientation also inappropriately interjects the company into a controversial social issue and offends some employees. The company also could become, or continue to be, the target of adverse publicity from conservative groups if it maintains such a policy.

3615              SP-ADOPT SEXUAL ORIENTATION ANTI-BIAS POLICY

         2 Vote AGAINST shareholder proposals that ask management to adopt a sexual orientation non-discrimination policy.

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                  DEFINITION OF TERMS:

                  RATIONALE:

                  Equal employment opportunity practices are ordinary business matters that are up to management to decide. Moreover, nearly every company has a corporate-wide non-discrimination statement designed to prohibit harassment or discrimination on any basis in its workplace. Such policies are sufficient; references to specific groups of people should be limited to classes protected under federal legislation, such as racial minorities or women. Listing additional groups in non-discrimination policies would divert attention from the basic need for a workplace free of harassment and employment discrimination and would open the door for other groups to request specific mention as well. The company also could become the target of adverse publicity from conservative groups if it were to adopt such a policy.

3630              SP-REVIEW OR IMPLEMENT MACBRIDE PRINCIPLES

         2 Vote AGAINST shareholder proposals that ask management to review or implement the MacBride principles.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Matters relating to the conduct of corporate activity in a foreign country generally should be determined by the government of that country. Moreover, we are satisfied that Northern Ireland's fair employment laws provide reasonable safeguards against discrimination, and there is no reason to ask the company to implement the MacBride principles. Management should not be hamstrung in implementing policy in this sensitive area by broad-stroke requirements placed on management by shareholders. The practical meaning of the MacBride principles is not clear, and we have reservations about the wording of some of the principles. Thus, the MacBride code at best is unnecessary and at worst is counterproductive.

3681              SP-MONITOR/ADOPT ILO CONVENTIONS

         2 Vote AGAINST shareholder proposals that ask management to adopt, implement or enforce a global workplace code of conduct based on the International Labor Organization's (ILO) core labor conventions.

                  DEFINITION OF TERMS:

                  RATIONALE:

                  Management is in the best position to make decisions about workplace rules. It is the responsibility of employees, local trade unions and governments--not shareholders--to negotiate and/or regulate appropriate levels of compensation and safety requirements. A fundamental tenet of business is to obey local laws. Should these laws change, we believe management will take the steps necessary to comply with any new regulations; however, we do not think the shareholder resolution process should be used to raise issues that are more appropriately dealt with by government regulators.

                  Moreover, a code based on the ILO's core conventions may conflict with local government laws and therefore pose obstacles for enforcement, such as guaranteeing freedom of association for workers at supplier or company-owned facilities located in China. In addition, such a policy might undermine business models based on flexible supply chains, since enforcing a code would require time consuming inspections and might limit the number of suppliers available at any given time to produce products, causing profits to drop and shareholder returns to diminish. We therefore vote against resolutions asking companies to enforce core ILO conventions.

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                         CAPITAL APPRECIATION PORTFOLIO

If and when proxies need to be voted on behalf of the Fund, Delaware Management Company (the "Adviser") will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Adviser has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Adviser's proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund. In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Fund and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for the Fund, ISS will create a record of the vote.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Adviser will also vote against management's recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows:
(i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) generally vote for debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved; (iv) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior voting rights; (vi) generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis; (ix) generally vote for reports on the level of greenhouse gas emissions from a company's operations and products; and (x) generally vote for proposals asking for a report on the feasibility of labeling products containing genetically modified ingredients.

The Adviser has a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

                                      A-33
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                               DELAWARE MANAGEMENT
                                 BUSINESS TRUST

                      PROXY VOTING POLICIES AND PROCEDURES
                                  (April 2003)

INTRODUCTION

Delaware Management Business Trust ("DMBT") is a registered investment adviser with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Investment Advisers Act of 1940, as amended, (the "Advisers Act"). DMBT consists of the following series of entities: Delaware Management Company, Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln Investment Advisers and Delaware Lincoln Cash Management (each an "Adviser", and together with DMBT, the "Advisers"). The Advisers provide investment advisory services to various types of clients such as registered and unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of institutional investors. Pursuant to the terms of an investment management agreement between an Adviser and its client or as a result of some other type of specific delegation by the client, the Advisers are often given the authority and discretion to vote proxy statements relating to the underlying securities which are held on behalf of such client. Also, clients sometimes ask the Advisers to give voting advice on certain proxies without delegating full responsibility to the Advisers to vote proxies on behalf of the client. DMBT has developed the following Proxy Voting Policies and Procedures (the "Procedures") in order to ensure that each Adviser votes proxies or gives proxy voting advice that is in the best interests of its clients.

PROCEDURES FOR VOTING PROXIES

To help make sure that the Advisers vote client proxies in accordance with the Procedures and in the best interests of clients, DMBT has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing each Adviser's proxy voting process. The Committee consists of the following persons in DMBT: (i) one representative from the legal department; (ii) one representative from the compliance department; (iii) two representatives from the client services department; and (iv) one representative from the portfolio management department. The person(s) representing each department on the Committee may change from time to time. The Committee will meet as necessary to help DMBT fulfill its duties to vote proxies for clients, but in any event, will meet at least quarterly to discuss various proxy voting issues.

One of the main responsibilities of the Committee is to review and approve the Procedures on a yearly basis. The Procedures are usually reviewed during the first quarter of the calendar year before the beginning of the "proxy voting season" and may also be reviewed at other times of the year, as necessary. When reviewing the Procedures, the Committee looks to see if the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goals of voting in the best interests of clients and maximizing the value of the underlying shares being voted on by the Adviser. The Committee will also review the Procedures to make sure that they comply with any new rules promulgated by the SEC or other relevant regulatory bodies. After the Procedures are approved by the Committee, DMBT will vote proxies or give advice on voting proxies generally in accordance with such Procedures.

In order to facilitate the actual process of voting proxies, DMBT has contractually delegated its administrative duties with respect to voting proxies to Institutional Shareholder Services ("ISS"), a Delaware corporation. Both ISS and the client's custodian monitor corporate events for DMBT. DMBT also gives an authorization and direction letter to the client's custodian who then forwards the proxy statements to ISS to vote the proxy. On approximately a monthly basis, DMBT will send ISS an updated list of client accounts and security holdings in those accounts, so that ISS can update their database and is aware of which proxies they will need to vote on behalf of DMBT's clients. If needed, the Committee has access to these records.

DMBT provides ISS with the Procedures to use to analyze proxy statements on behalf of DMBT and its clients, and ISS is instructed to vote those proxy statements in accordance with the Procedures. After receiving the proxy statements, ISS will review the proxy issues and vote them in accordance with DMBT's Procedures. When the Procedures state that a proxy

                                      A-34
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issue will be decided on a case-by-case basis, ISS will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and in accordance with the parameters described in these Procedures generally and specifically with the Proxy Voting Guidelines (the "Guidelines") below. If the Procedures do not address a particular proxy issue, ISS will similarly look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and pursuant to the spirit of the Procedures provided by DMBT. After a proxy has been voted, ISS will create a record of the vote in order to help the Advisers comply with our duties listed under "Availability of Proxy Voting Records and Recordkeeping" below. If a client provides DMBT with its own proxy voting guidelines, DMBT will forward the client's guidelines to ISS who will follow the steps above to vote the client's proxies pursuant to the client's guidelines.

The Committee is responsible for overseeing the operations of ISS in regards to proxy voting for DMBT's clients and will attempt to ensure that ISS is voting proxies pursuant to the Procedures. There may be times when one of the Advisers believes that the best interests of the client will be better served if the Adviser votes a proxy counter to how ISS is suggesting to vote the proxy. In those cases, the Committee will usually review the research provided by ISS on the particular issue, and it may also conduct its own research or solicit additional research from another third party on the issue. After gathering this information and possibly discussing the issue with other relevant parties, the Committee will use the information they have gathered to make a determination of how to vote on the issue in a manner which the Committee believes is consistent with DMBT's Procedures and in the best interests of the client.

The Advisers will attempt to process every vote for proxy statements which it or its agents receive when a client has given the Adviser the authority and direction to vote such proxies. However, there are situations in which the Adviser may not be able to process a proxy. For example, an Adviser may not be given enough time to process a vote because the Adviser or its agents received a proxy statement in an untimely manner. The Advisers will make every effort to avoid a situation where it is unable to vote a proxy.

COMPANY MANAGEMENT RECOMMENDATIONS

When determining whether to invest in a particular company, one or the factors the Advisers may consider is the quality and depth of the company's management. As a result, DMBT believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, DMBT's votes are cast in accordance with the recommendations of the company's management. However, DMBT will normally vote against management's position when it runs counter to the Guidelines, and DMBT will also vote against management's recommendation when such position is not in the best interests of DMBT's clients.

CONFLICTS OF INTEREST

As a matter of policy, the Committee and any other officers, directors, employees and affiliated persons of DMBT will not be influenced by outside sources who have interests which conflict with the interests of DMBT's clients when voting proxies for such clients. However, in order to ensure that DMBT votes proxies in the best interests of the client, DMBT has established various systems described below to properly deal with a material conflict of interest.

Almost all of the proxies which DMBT receives on behalf of its clients are voted by ISS in accordance with these pre-approved Procedures. As stated above, these Procedures are reviewed and approved by the Committee during the first quarter of the calendar year and at other necessary times, and the Procedures are then utilized by ISS going forward to vote client proxies. The Committee approves the Procedures only after it has determined that the Procedures are designed to help DMBT vote proxies in a manner consistent with the goal of voting in the best interests of its clients. Because the majority of client proxies are voted by ISS pursuant to the pre-determined Procedures, DMBT usually makes no actual determination of how to vote a particular proxy, and therefore, the proxy votes made on behalf of clients are not a product of a conflict of interest for DMBT.

                                      A-35
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In the limited instances where DMBT is considering voting a proxy contrary to
ISS's recommendation, the Committee will first assess the issue to see if they are aware of any possible conflict of interest involving DMBT or affiliated persons of DMBT. If there is no perceived conflict of interest, the Committee will then vote the proxy according to the process described in "Procedures for Voting Proxies" above. If at least one member of the Committee has actual knowledge of a conflict of interest, the Committee will use another independent third party to do additional research on the particular issue in order to make a recommendation to the Committee of how to vote the proxy in the best interests of the client. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to make a determination of how to vote the issue in a manner which the Committee believes is consistent with DMBT's Procedures and in the best interests of the client. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy or they will be required to vote the proxy in accordance with ISS's original recommendation.

AVAILABILITY OF PROXY VOTING INFORMATION AND RECORDKEEPING

Clients of DMBT will be told to contact their client service representative in order to obtain information from DMBT on how their securities were voted. At the beginning of a new relationship with a client, DMBT will provide clients with a concise summary of DMBT's proxy voting process and will inform clients of how they can obtain a copy of the complete Procedures upon request. The information described in the preceding two sentences will be included in Part II of DMBT's Form ADV which is delivered to each new client prior to the commencement of investment management services. Existing clients will also be provided with the above information.

DMBT will also retain extensive records regarding proxy voting on behalf of clients. DMBT will keep records of the following items: (i) the Procedures; (ii) proxy statements received regarding client securities (via hard copies held by ISS or electronic filings from the SEC's EDGAR tiling system); (iii) records of votes cast on behalf of DMBT's clients (via ISS); (iv) records of a client's written request for information on how DMBT voted proxies for the client, and any DMBT written response to an oral or written client request for information on how DMBT voted proxies for the client; and (v) any documents prepared by DMBT that were material to making a decision how to vote or that memorialized the basis for that decision. These records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, such records will be stored at the offices of DMBT.

PROXY VOTING GUIDELINES

The following Guidelines summarize DMBT's positions on various issues and give a general indication as to how the Advisers will vote shares on each issue. The Proxy Committee has reviewed the Guidelines and determined that voting proxies pursuant to the Guidelines should be in the best interests of the client and should facilitate the goal of maximizing the value of the client's investments. Although the Advisers will usually vote proxies in accordance with these Guidelines, the Advisers reserve the right to vote certain issues counter to the Guidelines if, after a thorough review of the matter, the Adviser determines that a client's best interests would be served by such a vote. Moreover, the list of Guidelines below is not exhaustive and does not include all potential voting issues. To the extent that the Guidelines do not cover potential voting issues, the Advisers will vote on such issues in a manner that is consistent with the spirit of the Guidelines below and that promotes the best interests of the client. DMBT's Guidelines are listed immediately below and are organized by the types of issues that could possibly be brought up in a proxy statement:

1. OPERATIONAL ITEMS

ADJOURN MEETING

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

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AMEND QUORUM REQUIREMENTS

Generally vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

Generally vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME

Generally vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

Generally vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
Generally vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS

Generally vote FOR proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company, and is therefore not independent

     -    Fees for non-audit services are excessive, or

     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Generally vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

TRANSACT OTHER BUSINESS

Generally vote AGAINST proposals to approve other business when it appears as voting item.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse

     -    Implement or renew a dead-hand or modified dead-hand poison pill

     - Ignore a shareholder proposal that is approved by a majority of the shares outstanding

     - Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

     - Failed to act on takeover offers where the majority of the shareholders tendered their shares

     - Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

     - Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

     - Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

AGE LIMITS

Generally vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

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BOARD SIZE

Generally vote FOR proposals seeking to fix the board size or designate a range for the board size. Generally vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Generally vote AGAINST proposals to classify the board.

Generally vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

Generally vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Generally vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Generally vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Generally vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

     - The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

     -    Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board. Generally vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

Generally vote AGAINST proposals that provide that directors may be removed only for cause.

Generally vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

     - Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

     -    Majority of independent directors on board

     -    All-independent key committees

     -    Committee chairpersons nominated by the independent directors

     -    CEO performance reviewed annually by a committee of outside directors

     -    Established governance guidelines

     -    Company performance.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Generally vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

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Generally vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

STOCK OWNERSHIP REQUIREMENTS

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While DMBT favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

TERM LIMITS

Generally vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

     - Long-term financial performance of the target company relative to its industry; management's track record

     -    Background to the proxy contest

     -    Qualifications of director nominees (both slates)

     - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where DMBT votes in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

Generally vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Generally vote FOR management proposals to adopt confidential voting.

4. ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

Generally vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Generally vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

Generally vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally vote FOR proposals to allow or make easier shareholder action by written consent.

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SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Generally vote AGAINST proposals to require a supermajority shareholder vote. Generally vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS

Generally vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

     -    Purchase price

     -    Fairness opinion

     -    Financial and strategic benefits

     -    How the deal was negotiated

     -    Conflicts of interest

     -    Other alternatives for the business

     -    Noncompletion risk.

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    Impact on the balance sheet/working capita!

     -    Potential elimination of diseconomies

     -    Anticipated financial and operating benefits

     -    Anticipated use of funds

     -    Value received for the asset

     -    Fairness opinion

     -    How the deal was negotiated

     -    Conflicts of interest.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Generally vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

     -    Dilution to existing shareholders' position

     -    Terms of the offer

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     -    Financial issues

     -    Management's efforts to pursue other alternatives

     -    Control issues

     -    Conflicts of interest.

Generally vote FOR the debt restructuring if it is expected that the company wit] file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

     -    The reasons for the change

     -    Any financial or tax benefits

     -    Regulatory benefits

     -    Increases in capital structure

     -    Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, generally vote AGAINST the formation of a holding company if the transaction would include either of the following:

     - Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

     -   Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation. Generally vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

     - Prospects of the combined company, anticipated financial and operating benefits

     -    Offer price

     -    Fairness opinion

     -    How the deal was negotiated

     -    Changes in corporate governance

     -    Change in the capital structure

     -    Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-H r -CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest. Generally vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

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SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

     -    Tax and regulatory advantages

     -    Planned use of the sale proceeds

     -    Valuation of spinoff

     -    Fairness opinion o Benefits to the parent company

     -    Conflicts of interest

     -    Managerial incentives

     -    Corporate governance changes

     -    Changes in the capital structure.

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

Generally vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Generally vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Generally vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASHOUT PROVISIONS

Generally vote FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS

Generally vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority' of disinterested shares.

FREEZEOUT PROVISIONS

Generally vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL

Generally vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

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Generally vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

Generally vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE ANTITAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7. CAPITAL STRUCTURE

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Generally vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Generally vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Generally vote AGAINST proposals to create a new class of common stock with superior voting rights. Generally vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     - It is intended for financing purposes with minimal or no dilution to current shareholders

     - It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Generally vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

Generally vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Generally vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Generally vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Generally vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

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RECAPITALIZATION

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS

Generally vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Generally vote FOR management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

SHARE REPURCHASE PROGRAMS

Generally vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

     - Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

     -    Cash compensation, and

     -    Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

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STOCK PLANS IN LIEU OF CASH

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Generally vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

DIRECTOR RETIREMENT PLANS

Generally vote AGAINST retirement plans for nonemployee directors.

Generally vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     -    Historic trading patterns

     -    Rationale for the repricing

     -    Value-for-value exchange

     -    Option vesting

     -    Term of the option

     -    Exercise price

     -    Participation.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Generally vote FOR employee stock purchase plans where all of the following apply:

     -    Purchase price is at least 85 percent of fair market value

     -    Offering period is 27 months or less, and

     -    Potential voting power dilution (VPD) is ten percent or less.

Generally vote AGAINST employee stock purchase plans where any of the following apply:

     -    Purchase price is less than 85 percent of fair market value, or

     -    Offering period is greater than 27 months, or

     -    VPD is greater than ten percent

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

Generally vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Generally vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS

Generally vote FOR proposals to implement a 401(k) savings plan for employees.

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SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Generally vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Generally vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Generally vote FOR shareholder proposals to put option repricings to a shareholder vote. Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

PERFORMANCE-BASED STOCK OPTIONS

Vote CASE-BY-CASE on shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), taking into account:

     -    Whether the proposal mandates that a//awards be performance-based

     - Whether the proposal extends beyond executive awards to those of lower-ranking employees

     - Whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines

GOLDEN AND TIN PARACHUTES

Generally vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

     - The parachute should be less attractive than an ongoing employment opportunity with the firm

     -    The triggering mechanism should be beyond the control of management

     - The amount should not exceed three times base salary plus guaranteed benefits

9. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

     - The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),


     - The availability and feasibility of alternatives to animal testing to ensure product safety, and

     -    The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

     - The company has already published a set of animal welfare standards and monitors compliance

     - The company's standards are comparable to or better than those of peer firms, and

     - There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

     -    Whether the proposal focuses on a specific drug and region

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     -    Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

     - The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

     -    Whether the company already limits price increases of its products

     - Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

     -    The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

VOTE CASE-BY-CASE ON PROPOSALS TO LABEL GENETICALLY MODIFIED (GMO) INGREDIENTS VOLUNTARILY IN THE COMPANY'S PRODUCTS, OR ALTERNATIVELY TO PROVIDE INTERIM LABELING AND EVENTUALLY ELIMINATE GMOS, TAKING INTO ACCOUNT:

     -    The costs and feasibility of labeling and/or phasing out

     - The nature of the company's business and the proportion of it affected by the proposal

     - The proportion of company sales in markets requiring labeling or GMO-free products

     -    The extent that peer companies label or have eliminated GMOs

     - Competitive benefits, such as expected increases in consumer demand for the company's products

     - The risks of misleading consumers without federally mandated, standardized labeling

     -    Alternatives to labeling employed by the company.

Generally vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Generally vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

VOTE CASE-BY-CASE ON REPORTS OUTLINING THE STEPS NECESSARY TO ELIMINATE GMOS FROM THE COMPANY'S PRODUCTS, TAKING INTO ACCOUNT:

     - The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

     -    The extent that peer companies have eliminated GMOs

     - The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

     - Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

     - The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Generally vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

     - Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

     - Whether the company has adequately disclosed the financial risks of its subprime business

     - Whether the company has been subject to violations of lending laws or serious lending controversies

     -    Peer companies' policies to prevent abusive lending practices.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

     -    Whether the company complies with all local ordinances and regulations

     - The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

     -    The risk of any health-related liabilities.

Advertising to youth:

     - Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

     - Whether the company has gone as far as peers in restricting advertising

     - Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

     -    Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

     -    The percentage of the company's business affected

     - The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

     -    The percentage of the company's business affected

     -    The feasibility of a spinoff

     - Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

Generally vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Generally vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

     -    Whether there are publicly available environmental impact reports;

     - Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

     -    The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

     - The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

     - The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

     - Environmentally conscious practices of peer companies, including endorsement of CERES

     -    Costs of membership and implementation.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

     -    The company's level of disclosure lags that of its competitors, or

     - The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

     -    The nature of the company's business and the percentage affected

     -    The extent that peer companies are recycling

     -    The timetable prescribed by the proposal

     -    The costs and methods of implementation

     - Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

     -    The nature of the company's business and the percentage affected

     - The extent that peer companies are switching from fossil fuels to cleaner sources

     -    The timetable and specific action prescribed by the proposal

     -    The costs of implementation

     -    The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of company's current environmental disclosure and reporting or is not integral to the company's line of business.

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

     -    The relevance of the issue to be linked to pay

     - The degree that social performance is already included in the company's pay structure and disclosed

     - The degree that social performance is used by peer companies in setting pay

     - Violations or complaints filed against the company relating to the particular social performance measure

     - Artificial limits sought by the proposal, such as freezing or capping executive pay o Independence of the compensation committee

     -    Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

     - The company is in compliance with laws governing corporate political activities, and

     - The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Generally vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Generally vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Generally vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Generally vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Generally vote AGAINST proposals to implement the China Principles unless:

     - There are serious controversies surrounding the company's China operations, and

     - The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

     -    The nature and amount of company business in that country

     -    The company's workplace code of conduct

     -    Proprietary and confidential information involved

     -    Company compliance with U.S. regulations on investing in the country

     -    Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

VOTE CASE-BY-CASE ON PROPOSALS TO IMPLEMENT CERTAIN HUMAN RIGHTS STANDARDS AT COMPANY FACILITIES OR THOSE OF ITS SUPPLIERS AND TO COMMIT TO OUTSIDE, INDEPENDENT MONITORING. IN EVALUATING THESE PROPOSALS, THE FOLLOWING SHOULD BE
CONSIDERED:

     - The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

     -    Agreements with foreign suppliers to meet certain workplace standards

     -    Whether company and vendor facilities are monitored and how

     -    Company participation in fair labor organizations

     -    Type of business

     -    Proportion of business conducted overseas

     -    Countries of operation with known human rights abuses

     - Whether the company has been recently involved in significant labor and human rights controversies or violations

     -    Peer company standards and practices

     -    Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

     - The company does not operate in countries with significant human rights violations

     -    The company has no recent human rights controversies or violations, or

     - The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

     -    Company compliance with or violations of the Fair Employment Act of
          1989

     - Company antidiscrimination policies that already exceed the legal requirements

     -    The cost and feasibility of adopting all nine principles

     - The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

     -    The potential for charges of reverse discrimination

     - The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

     -    The level of the company's investment in Northern Ireland

     -    The number of company employees in Northern Ireland

     -    The degree that industry peers have adopted the MacBride Principles

     - Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Generally vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls arid reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

     -    Whether the company has in the past manufactured landmine components

     -    Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

     -    What weapons classifications the proponent views as cluster bombs

     - Whether the company currently or in the past has manufactured cluster bombs or their components

     -    The percentage of revenue derived from cluster bomb manufacture

     -    Whether the company's peers have renounced future production

NUCLEAR WEAPONS

Generally vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

     -    The information is already publicly available or

     -    The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

     - The board composition is reasonably inclusive in relation to companies of similar size and business or

     - The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

     -    The degree of board diversity

     -    Comparison with peer companies

     -    Established process for improving board diversity

     -    Existence of independent nominating committee

     -    Use of outside search firm

     -    History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

     -    The company has well-documented equal opportunity programs

     - The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

     -    The company has no recent EEO-related violations or litigation.

Generally vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers. which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

     -    The composition of senior management and the board is fairly inclusive

     - The company has well-documented programs addressing diversity initiatives and leadership development

     - The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

     - The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

     - Whether the company's EEO policy is already in compliance with federal, state and local laws

     - Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

     -    The industry norm for including sexual orientation in EEO statements

     - Existing policies in place to prevent workplace discrimination based on sexual orientation

Generally vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

     -    Board structure

     -    Director independence and qualifications

     -    Attendance at board and committee meetings.

Votes should be withheld from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding

     - Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

     - Are interested directors and sit on the audit or nominating committee, or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

CONVERT CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     -    Past shareholder activism, board activity

     -    Votes on related proposals.

PROXY CONTESTS

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     -    Measures taken by the board to address the issues

     - Past shareholder activism, board activity, and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of directors

     -    Experience and skills of director candidates

     -    Governance profile of the company

     -    Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance compared to peers

     -    Resulting fees relative to peers

     -    Assignments (where the advisor undergoes a change of control).

APPROVE NEW CLASSES OR SERIES OF SHARES

Generally vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    Stated specific financing purpose

     -   Possible dilution for common shares

     -    Whether the shares can be used for antitakeover purposes.

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

     -    The fund's target investments

     -    The reasons given by the fund for the change

     -    The projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME CHANGE PROPOSALS

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

CHANGE IN FUND'S SUBCLASSIFICATION

Votes on changes in a fund's subclassification should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Strategies employed to salvage the company

     -    The fund's past performance

     -    Terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation

     -    Regulatory standards and implications.

Generally vote AGAINST any of the following changes:

     - Removal of shareholder approval requirement to reorganize or terminate me trust or any or its series

     - Removal of shareholder approval requirement for amendments to the new declaration of trust

     - Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

     - Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

     - Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements

     - Removal of shareholder approval requirement to change the domicile of the fund

CHANGE THE FUND'S DOMICILE

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    Increased flexibility available.

AUTHORIZE THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER
APPROVAL

Generally vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement.

MASTER-FEEDER STRUCTURE

Generally vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     - Changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where DMBT recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the advisor's management.

                            PART C. OTHER INFORMATION

Item 22.           Exhibits

EXHIBIT
NUMBER             DESCRIPTION
------             -----------
(a)                (1)              Declaration of Trust dated July 26, 2000.(1)

                   (2)              Certificate of Trust dated July 26, 2000.(1)

(b)                (1)              Bylaws of the Trust dated July 26, 2000.(1)

(c)                                 Not Applicable.

(d)                (1)              Form of Investment Advisory and Management Agreement between Financial Investors
                                    Variable Insurance Trust, on behalf of the Core Equity Portfolio, and First
                                    Tennessee Bank National Association.(1)

                   (2)              Form of Investment Advisory and Management Agreement between Financial Investors
                                    Variable Insurance Trust, on behalf of the Capital Appreciation Portfolio, and
                                    First Tennessee Bank National Association.(1)

                   (3)              Form of Co-Investment Advisory and Management Agreement between Financial
                                    Investors Variable Insurance Trust, on behalf of the Capital Appreciation
                                    Portfolio, and Delaware Management Company.(1)

                   (4)              Form of Sub-Advisory Agreement between First Tennessee Bank National
                                    Association, on behalf of the Core Equity Portfolio, and Highland Capital
                                    Management Corp.(1)

(e)                (1)              Form of Distribution Agreement between Financial Investors Variable Insurance
                                    Trust and ALPS Distributors, Inc. on behalf of all Portfolios.(1)

(f)                                 Not Applicable.

(g)                                 Form of Custody Agreement between Financial Investors Variable Insurance Trust and State Street Bank and Trust on behalf of all Portfolios.(2)

(h)                (1)              Form of Transfer Agency Agreement between Financial Investors Variable Insurance
                                    Trust and ALPS Mutual Funds Services, Inc. on behalf of all Portfolios.(1)

                   (2)              Form of Administration Agreement between Financial Investors Variable Insurance
                                    Trust and ALPS Mutual Funds Services, Inc., on behalf of all Portfolios.(1)

                   (3)              Form of Co-Administration Agreement between Financial Investors Variable
                                    Insurance Trust and First Tennessee Bank National Association, on behalf of all
                                    Portfolios.(1)

                   (4)              Form of Amended and Restated Co-Administration Agreement between Financial
                                    Investors Variable Insurance Trust and First Tennessee Bank National
                                    Association, on behalf of the Portfolios.(3)

                   (5)              Form of Bookkeeping and Pricing Agreement between Financial Investors Variable
                                    Insurance Trust and ALPS Mutual Funds Services, Inc. on behalf of all
                                    Portfolios.(1)

                   (6)              Form of Fund Participation Agreement between Hartford Life Insurance Company,
                                    Financial Investors Variable Insurance Trust, ALPS Mutual Funds Services, Inc.
                                    and the Advisers to the Portfolios on behalf of all Portfolios.(2)

                   (7)              Form of Fund Agreement between Nationwide Financial Services, Inc. and Financial
                                    Investors Variable Insurance Trust on behalf of all Portfolios.(2)

                   (8)              Form of Power of Attorney dated June 11, 2002.(4)

                   (9)              Form of Fee Waiver Agreement between Financial Investors Variable Insurance
                                    Trust and First Tennessee Bank National Association, on behalf of all Portfolios is filed electronically herewith.

(i)                                 Opinion of Davis Graham & Stubbs LLP is filed electronically herewith.

(j)                                 Consent of Independent Public Accountants Deloitte & Touche LLP is filed electronically herewith.

(k)                                 Not Applicable.

(l)                                 Not Applicable.

(m)                (1)              Form of Distribution Plan - Capital Appreciation Portfolio.(2)

                   (2)              Form of Distribution Plan -Core Equity Portfolio.(2)

(n)                                 Not Applicable.

(p)                (1)              Code of Ethics for ALPS Distributors, Inc.(1)

                   (2)              Code of Ethics for First Tennessee Bank National Association.(1)

                   (3)              Code of Ethics for Delaware Management Corporation.(1)

                   (4)              Code of Ethics for Highland Capital Management Corporation.(1)

                   (5)              Code of Ethics for Financial Investors Variable Insurance Trust.(1)

----------
(1) Filed with the initial filing of the Trust on November 28, 2000.
(2) Filed with Pre-Effective Amendment No. 1 on March 1, 2001.
(3) Filed with Pre-Effective Amendment No. 2 on April 30, 2002.
(4) Filed with Pre-Effective Amendment No. 3 on April 30, 2003.

Item 23.                            Persons Controlled by or Under Common
                                    Control with Registrant

                                    Not Applicable.

Item 24.                            Indemnification

                                    Article 8, Section 8.1 of the Declaration of
                                    Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any Trustee or officer. It states, in part, that no personal liability for any debt or obligation of the Trust shall attach to any Trustee of the Trust. Section 8.5 states that the Registrant shall indemnify any present or past Trustee, officer, employee, or agent of the Trust to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such trustee, director, officer, employee, or agent. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification, however, will not be provided in certain circumstances. These include, among others, instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular person involved.

                                    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25.                            Business and Other Connections of Investment
                                    Manager

      First Tennessee Bank National Association (FTB) - Investment Adviser

POSITION                                         OTHER BUSINESS                                  TYPE OF
WITH FTB                 NAME                    CONNECTIONS                                     BUSINESS
--------                 ----                    -----------                                     --------
Director                 Robert C. Blattberg     Polk Brothers Distinguished                     Education
                                                 Professor of Retailing
                                                 J.L. Kellogg Graduate School
                                                 of Management
                                                 Northwestern University(1)

                                                 Director, Golub Corporation(2)                  Grocery

Director                 George E. Cates         Retired Chairman, Mid-America                   Real estate investment
                                                 Apartment Communities, Inc.(3)                  trust

Director, President,     J. Kenneth Glass        President, Chief Executive Officer,             Bank holding company
Chief Executive Officer                          FHNC(4)(1)
                                                 Director(2)

                                                 Director, FedEx Corporation(5)                  Overnight courier

                                                 Director, GTx, Inc.(6)                          Drug research

                                                 Director, Highland Capital Management           Investment advisor

                                                 Corp.(7)

Director                 James A. Haslam, III    Chief Executive Officer, Director,              Retail operator of
                                                 Pilot Corporation (8)                           convenience stores and
                                                                                                 travel centers

                                                 Chief Executive Officer, Pilot                  Retail operator of
                                                 Travel Centers LLC(9)                           convenience stores and
                                                                                                 travel centers

                                                 Director, Ruby Tuesday, Inc.(10)                Restaurant

Director                 R. Brad Martin          Chairman of the Board, Chief                    Retail
                                                 Executive Officer, Saks, Incorporated(11)

                                                 Director, Harrah's Entertainment, Inc.(12)      Casino, entertainment

Director                 Vicki R. Palmer         Executive Vice President, Financial Services    Bottler of soft drink
                                                 and Administration, Coca Cola                   products
                                                 Enterprises, Inc. (13)

----------

         (1) Formerly, First Tennessee National Corporation

         (2) Formerly, Chief Operating Officer of FHNC and FTB

Director                 Michael D. Rose         Director, Darden Restaurants, Inc.(14)          Restaurant

                                                 Director, Stein Mart, Inc.(15)                  Retail

                                                 Director, FelCor Lodging Trust, Inc.(16)        Hotel

                                                 Chairman, Gaylord Entertainment, Inc.(17)       Entertainment

                                                 Director, General Mills, Inc.(18)               Food manufacturer

Director                 Mary F. Sammons         President, Chief Executive Officer,             Retail drug store chain
                                                 Rite Aid Corporation(19)

Director                 William B. Sansom       Chairman of the Board and Chief                 Wholesale distributor
                                                 Executive Officer, The H.T.
                                                 Hackney Company(20)

                                                 Director, Martin Marietta Materials, Inc.(21)   Construction aggregate
                                                                                                 materials producer

                                                 Director, Astec Industries, Inc.(22)            Construction aggregate
                                                                                                 materials producer

Director                 Jonathan P. Ward        Chairman and Chief Executive Officer,           Consumer services and
                                                 The ServiceMaster Company(23)(3)                supportive management
                                                                                                 services

                                                 Director, J. Jill(24)                           Retail

Director                 Luke Yancy III          President and Chief Executive                   Not for profit community
                                                 Officer, Mid-South Minority Business            organization
                                                 Council(25)

President-First          Charles Burkett         EVP and President, First Tennessee Financial    Bank holding
Tennessee Financial                              Services, FHNC(4)(4)                            company
Services

                                                 Director, Highland Capital Management           Investment adviser
                                                 Corp.(7)

                                                 Director, First Tennessee Brokerage, Inc.(26)   Broker dealer

                                                 Director, FT Insurance Corporation(27)          Insurance

                                                 Director, Martin & Co., Inc.(28)                Investment adviser

                                                 Director, First Express Remittance              Check processing
                                                 Processing, Inc.(30)

                                                 Director, First Horizon Home                    Mortgage
                                                 Loan Corporation(31)

                                                 Director, FT Mortgage Holding Corporation(32)   Mortgage

                                                 Director, First Tennessee Mortgage              Mortgage
                                                 Services, Inc(33)

----------
         (3) Formerly, President, The ServiceMaster Company

         (4) Formerly, Executive Vice President, Affluent Market Manager

                         Charles Burkett         Director, Federal Flood Certification Corp.(34) Flood insurance
                         (continued)
                                                 Director, First Horizon Mortgage Loan Corp.(35) Mortgage

                                                 Director, FT Real Estate Information Mortgage   Mortgage
                                                 Solutions Holding, Inc.(36)

                                                 Director, FT Real Estate Information Mortgage   Mortgage
                                                 Solutions, Inc.(36)

                                                 Director, First Horizon Asset Securities,       Securitization conduit
                                                 Inc.(37)

                                                 Director, First Tennessee Housing               Housing
                                                 Corporation (38)

                                                 Director, FT Real Estate Securities Company,    Real Estate
                                                 Inc.(39)

                                                 Director, FHR Holding, Inc.(40)                 Holding company

                                                 Director, FHRF, Inc.(40)                        Holding co. subsidiary

                                                 Director, FHEL, Inc.(40)                        Holding co. subsidiary

                                                 Director, FHTRS, Inc.(41)                       REIT subsidiary

                                                 Director, FHRIV, LLC; FHRV, LLC; FHRVI,
                                                 LLC(42)                                         Holding co. subsidiary

                                                 Director, FHRIII, LLC(43)                       REIT Subsidiary

                                                 Director, FT Reinsurance Co.(44)                Insurance

                                                 Director, First Horizon Foundation, Inc.(45)    Charitable

Senior Vice President    Milton A. Gutelius      Senior Vice President and Treasurer             Bank holding company
and Treasurer                                    FHNC(4)

Executive Vice           John H. Hamilton        Executive Vice President Bank Services          Bank holding company
President Bank Services                          Group, FHNC(4)(5)
Group
                                                 Director and Chairman, Norlen Life Insurance    Insurance
                                                 Corporation(4)

Executive Vice           Herbert H. Hilliard     Executive Vice President Risk Management,       Bank holding company
President, Manager,                              FHNC(4)
Risk Management

Executive Vice           Harry A. Johnson, III   Executive Vice President                        Bank holding company
President and General                            and General Counsel of FHNC(4)
Counsel
                                                 Chairman & Director, First Horizon              Charitable
                                                 Foundation, Inc.(45)

Executive Vice           James F. Keen           Executive Vice President, Corporate             Bank holding company
President, Corporate                             Controller FHNC(4)
Controller

----------
         (5) Formerly, Executive Vice President, Manager Bank Services Group of FHNC and FTB

Chief Operating          Larry B. Martin         EVP and Chief Operating Officer, First          Bank holding company

Officer, First Tennessee                         Tennessee Financial Services, FHNC(4)(6)
Financial Services
                                                 Director, Martin & Company, Inc.(28)            Investment adviser

                                                 Director, FTN Premium Services, Inc.(46)        Finance

                                                 Director, First Tennessee Equipment             Equipment financing
                                                 Finance Corp.(47)

                                                 Director, First Horizon Merchant                Merchant processing
                                                 Services, Inc.(48)

Executive Vice           Sarah Meyerrose         Executive Vice President, Corporate and         Bank holding company

President, Corporate and                         Employee Services, FHNC(4)(7)
Employee Services

Executive Vice           Marlin L. Mosby, III    Executive Vice President, Chief Financial       Bank holding company

President and Chief                              Officer, FHNC(4)(8)
Financial Officer

Executive Vice           John P. O'Connor, Jr.   Executive Vice President and Chief              Bank holding company
President and                                    Credit Officer, FHNC(4)
Chief Credit Officer

President, First Horizon Gerald L. Baker         EVP and President, First Horizon                Bank holding company
Financial Services                               Financial Services, FHNC(4)

President, FTN           Jimmie L. Hughes        EVP and President, FTN Financial                Bank holding company
Financial Services                               Services of FHNC(4)

Executive Vice           Elbert L. Thomas, Jr.   Executive Vice President and Interest           Bank holding company
President and Interest                           Rate Risk Management(4)(9)
Rate Risk Management

Executive Vice           Rhomes Aur              Director, First Tennessee Horizon Insurance     Insurance
President                                        Services, Inc.(29)

Executive Vice           Bruce Hopkins           None
President

Executive Vice           David B. Lantz          None
President

Executive Vice           Keith Sanford           None
President

Senior Vice President    Stella Anderson         None

----------
         (6) Formerly, Chairman and CEO, First Tennessee Bank - Knoxville

         (7) Formerly, Executive Vice President, Employee Services/Wealth Management

         (8) Formerly, Executive Vice President, Strategic Planning and Investor Relations

         (9) Formerly, Executive Vice President, Chief Financial Officer

Senior Vice President    Scott Bovee             None

Senior Vice President    Otis M. Clayton         None

Senior Vice President,   Karen Kruse             Director, First Horizon Foundation(45)          Charitable
Wealth Management
Product Development &
Support

Senior Vice President    Maureen MacIver         None

Senior Vice President    Paul Mann               None

Senior Vice President    David M. Taylor         None

Senior Vice President,   Keith Williamson        None
Auditor

Vice President           George Bryant           None

Vice President           Beth Cox                None

Vice President           Mary Lou Drazich        None

Vice President           Susan Fletcher          None

Vice President           Pamela Grafton          None

Vice President           Judith Hurst            None

Vice President           Matthew Jenne           None

Vice President           Robert B. Jones         None

Vice President           Keith Keisling          Director, American Apartment                    Real estate management
                                                 Management Co. (49)

Vice President           Agatha LaPaglia         None

Vice President           John Laughlin           None

Vice President           David Long              None

Vice President           Darren McGuire          None

Vice President           Roxanne Morris          None

Vice President           Sandra Ragland          None

Vice President           Barbara Reedy           None

Vice President           Linda Tripp             None

Vice President           James West              None

Vice President           Jacyne Woodcox          None

Trust Officer            Brian Johannsen         None

Trust Officer            Yvette Marion           None

Trust Officer            Wayne Roberts           None

Insurance Officer        John Keller             None

NOTES:

(1) J.L. Kellogg Graduate School of Management, 875 N. Michigan Ave., Suite 2945, Chicago, IL 60611

(2)     Golub Corporation, P O Box 1074, Schenectady, NY 12301

(3) Mid-America Apartment Communities, Inc., 6584 Poplar Ave., Ste. 340, Memphis, TN 38138

(4)     First Horizon National Corporation, 165 Madison Avenue, Memphis, TN
        38103

(5)     FedEx Corporation, 942 S. Shady Grove Road, Memphis, TN 38120

(6)     GTx, Inc., 3 North Dunlap St., 3rd Floor, Memphis, TN 38163

(7) Highland Capital Management Corp., 6077 Primacy Parkway, Suite 228, Memphis, TN 38117

(8)     Pilot Corporation, 5508 Lonas Road, Knoxville, TN 37909

(9)     Pilot Travel Centers LLC, 5508 Lonas Road, Knoxville, TN 37909

(10)    Ruby Tuesday, Inc., 150 West Church Ave., Maryville, TN 37801

(11)    Saks, Incorporated, 5810 Shelby Oaks Drive, Memphis, TN 38134

(12)    Harrah's Entertainment, Inc., 1023 Cherry Road, Memphis, TN 38117

(13)    Coca Cola Enterprises, Inc., 2500 Windy Ridge Pkwy, Marietta, GA 30067

(14)    Darden Restaurants, Inc., 5900 Lake Ellenor Drive, Orlando, FL 32809

(15)    Stein Mart, Inc., 1200 Riverplace Blvd., Jacksonville, FL 32207

(16) FelCor Lodging Trust, Inc., 545 East John Carpenter Freeway, Suite 1300, Irving, TX 75062-3933

(17)    Gaylord Entertainment, Inc., One Gaylord Drive, Nashville, TN 37214

(18)    General Mills, Inc., 9200 Wayzata Blvd., Minneapolis, MN 55426

(19)    Rite Aid Corporation, 30 Hunter Lane, Camp Hill, PA 17011

(20) The H. T. Hackney Company, Fidelity Bldg., 502 S. Gay Street, Suite 300, Knoxville, TN 37902

(21)    Martin Marietta Materials, Inc., P. O. Box 30013, Raleigh, NC 27622-0013

(22)    Astec Industries, Inc., P O Box 72787, Chattanooga, TN 37407

(23) The ServiceMaster Company, 3250 Lacey Road, Suite 600, Downers Grove, IL 60515

(24)    J. Jill, P O Box 2006, Tilton, NH 03276-2006

(25)    Mid-South Minority Business Council, 411 W. Park Loop, Memphis, TN 38124

(26) First Tennessee Brokerage, Inc., 530 Oak Court Drive, Suite 200, Memphis, TN 38117

(27)    FT Insurance Corporation, 530 Oak Court Drive, Memphis, TN 38117

(28)    Martin & Company, Inc., 625 S. Gay Street, Suite 200, Knoxville, TN
        37902

(29) First Horizon Insurance Services, Inc., 530 Oak Court Drive, Memphis, TN 38117

(30)    First Express Remittance Processing, 165 Madison Ave., Memphis, TN 38103

(31)    First Horizon Home Loan Corporation, 165 Madison Ave., Memphis, TN 38103

(32)    FT Mortgage Holding Corp., 4000 Horizon Way, Irving, TX 75063

(33)    First Tennessee Mortgage Services, Inc., 165 Madison Ave., Memphis, TN
        38103

(34)    Federal Flood Certification Corporation, 6220 Gaston Ave., Dallas, TX
        75214

(35)    First Horizon Mortgage Loan Corporation, 4000 Horizon Way, Irving, TX
        75063

(36) FT Real Estate Securities Holding Company, Inc., 165 Madison Ave., Memphis, TN 38103

(37)    First Horizon Asset Securities, 4000 Horizon Way, Irving, TX 75063

(38)    First Tennessee Housing Corporation, 165 Madison Ave., Memphis, TN 38103

(39)    FT Real Estate Securities Company, Inc., 165 Madison Ave., Memphis, TN
        38103

(40)    FHR Holding, Inc., 4000 Horizon Way, Irving, TX 75063

(41)    FHTRS, Inc., 1105 N. Market Street, Suite 1300, Wilmington, DE 19801

(42) FHRIV, LLC; FHRV, LLC; FHRVI, LLC, 1105 N. Market Street, Suite 1300, Wilmington, DE 19801

(43)    FHRIII, LLC, 1105 N. Market Street, Suite 1300, Wilmington, DE 19801

(44)    FT Reinsurance Company, 7 Burlington Square, 6th Floor, Burlington, VT
        05401

(45) First Horizon/First Tennessee Foundation, Inc. 165 Madison Ave., Memphis, TN 38103

(46) FTN Premium Services, Inc., 3401 West End Ave., Suite 180, Nashville, TN 37203

(47) First Tennessee Equipment Finance Corporation, 165 Madison Ave., Memphis, TN 38103

(48)    First Horizon Merchant Services, Inc., 300 Court Ave., Memphis, TN 38103

(49)    American Apartment Management Co.


                  HIGHLAND CAPITAL MANAGEMENT CORP. (HIGHLAND)
                        6077 PRIMACY PARKWAY, MEMPHIS, TN

POSITION                                                                                    OTHER BUSINESS
WITH HIGHLAND                                          NAME                                 CONNECTIONS
-------------                                          ----                                 -----------
Director, President                                    Steven Wishnia                       None

Director, Chairman of the Board                        Paul H. Berz                         None

Director, Senior Vice President                        David L. Thompson                    None
Secretary/Treasurer

Director                                               J. Kenneth Glass                     see FTB listing

Director                                               Charles Burkett                      see FTB listing

Senior Vice President                                  Steven T. Ashby                      None

Vice President                                         Mark Cronin                          None


                           DELAWARE MANGEMENT COMPANY
                               2005 MARKET STREET
                           PHILADELPHIA, PENNSYLVANIA

                  Delaware Management Company ("DMC"), a series of Delaware Management Business Trust ("DMBT"), a business trust serves as investment manager or sub-advisor to certain of the funds in the Delaware Investments Family of Funds as well as to certain non-affiliated registered investment companies. In addition, certain officers of DMC also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. The following persons serving as trustees/directors or officers of DMC have held the following positions during the past two years, unless noted otherwise. The principal business address of DMC is 2005 Market Street, Philadelphia, PA 19103-7094.

NAME OF TRUSTEES & OFFICERS              POSITIONS & OFFICES WITH DMC AND ITS AFFILIATES AND OTHER POSITIONS & OFFICES HELD
--------------------------------------------------------------------------------------------------------------------------------
Jude T. Driscoll                         PRESIDENT/CHIEF EXECUTIVE OFFICER of Delaware Management Company, Delaware Investment
                                         Advisers and Delaware Capital Management (each a series of Delaware Management
                                         Business Trust)

                                         CHAIRMAN/PRESIDENT/CHIEF EXECUTIVE OFFICER of each fund in the Delaware Investments
                                         Family of Funds

                                         CHAIRMAN AND DIRECTOR of Delaware International Advisers Ltd.

                                         PRESIDENT/CHIEF EXECUTIVE OFFICER AND DIRECTOR/TRUSTEE of Delaware Management
                                         Holdings, Inc., DMH Corp, DIAL Holding Company, Inc., Delaware International Holdings
                                         Ltd., Delaware Investments U.S., Inc., Delaware General Management, Inc., Delaware
                                         Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors,
                                         Inc., Retirement Financial Services, Inc., Delaware Management Business Trust,
                                         Delaware Distributors, L.P., Lincoln National Investment Companies, Inc. and LNC
                                         Administrative Services Corporation

                                         PRESIDENT of Delaware Lincoln Cash Management (a series of Delaware Management
                                         Business Trust)

                                         DIRECTOR of HYPPCO Finance Company Ltd.

NAME OF TRUSTEES & OFFICERS              POSITIONS & OFFICES WITH DMC AND ITS AFFILIATES AND OTHER POSITIONS & OFFICES HELD
--------------------------------------------------------------------------------------------------------------------------------
John C. E. Campbell                      EXECUTIVE VICE PRESIDENT/GLOBAL MARKETING & CLIENT SERVICES of Delaware Management
                                         Company (a series of Delaware Management Business Trust)

                                         EXECUTIVE VICE PRESIDENT/GLOBAL MARKETING SALES, CLIENT SERVICES & PRODUCT
                                         Development and PRESIDENT/GLOBAL INSTITUTIONAL SERVICES of Delaware Investment
                                         Advisers (a series of Delaware Management Business Trust)

                                         DIRECTOR of Delaware International Advisers Ltd.

Patrick P. Coyne                         EXECUTIVE VICE PRESIDENT/MANAGING DIRECTOR/CHIEF INVESTMENT OFFICER - FIXED INCOME
                                         of Delaware Management Company, Delaware Investment Advisers, Delaware Capital
                                         Management (each series of Delaware Management Business Trust), Delaware Management
                                         Holdings, Inc., Delaware Management Business Trust and Lincoln National Investment
                                         Companies, Inc.

                                         EXECUTIVE VICE PRESIDENT/MANAGING DIRECTOR/HEAD OF EQUITY INVESTMENTS of each fund in the Delaware Investments Family of Funds

                                         PRESIDENT and DIRECTOR of Lincoln National Convertible Securities Fund, Inc. and
                                         Lincoln National Income Fund, Inc.

Joseph H. Hastings                       EXECUTIVE VICE PRESIDENT/INTERIM CHIEF FINANCIAL OFFICER/TREASURER/CONTROLLER of
                                         Delaware Management Company, Delaware Capital Management, Delaware Lincoln Cash
                                         Management (each a series of Delaware Management Business Trust), Delaware Management
                                         Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S.,
                                         Inc., Delaware General Management, Inc., Delaware Management Company, Inc., Delaware
                                         Service Company, Inc., Delaware Management Business Trust, Lincoln National
                                         Investment Companies, Inc. and LNC Administrative Services Corporation

                                         EXECUTIVE VICE PRESIDENT/CHIEF FINANCIAL OFFICER/TREASURER and DIRECTOR of Delaware
                                         Management Trust Company

                                         EXECUTIVE VICE PRESIDENT/CHIEF FINANCIAL OFFICER of Retirement Financial Services,
                                         Inc. and each fund in the Delaware Investments Family of Funds

                                         EXECUTIVE VICE PRESIDENT/INTERIM CHIEF FINANCIAL OFFICER/CONTROLLER of Delaware
                                         Investment Advisers (a series of Delaware Management Business Trust)

                                         EXECUTIVE VICE PRESIDENT/INTERIM CHIEF FINANCIAL OFFICER of Delaware International
                                         Holdings Ltd.

                                         EXECUTIVE VICE PRESIDENT of Delaware Distributors, Inc. and Delaware Distributors,
                                         L.P.

Joanne O. Hutcheson                      EXECUTIVE VICE PRESIDENT/CHIEF OPERATING OFFICER of Delaware Management Company,
                                         Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash
                                         Management (each a series of Delaware Management Business Trust), Delaware Management
                                         Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware International
                                         Holdings, Inc., Delaware Investments U.S., Inc., Delaware General Management, Inc.,
                                         Delaware Management Company, Inc., Delaware Management Business Trust and Lincoln
                                         National Investment Companies, Inc.

                                         EXECUTIVE VICE PRESIDENT/CHIEF OPERATING OFFICER and DIRECTOR of Delaware Service
                                         Company, Inc., Retirement Financial Services, Inc. and LNC Administrative Services
                                         Corporation

                                         EXECUTIVE VICE PRESIDENT of Delaware Distributors, Inc., Delaware Distributors, L.P.,

                                         SENIOR VICE PRESIDENT/HUMAN RESOURCES of Delaware Management Trust Company

NAME OF TRUSTEES & OFFICERS              POSITIONS & OFFICES WITH DMC AND ITS AFFILIATES AND OTHER POSITIONS & OFFICES HELD
--------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                      EXECUTIVE VICE PRESIDENT/GENERAL COUNSEL/SECRETARY of Delaware Management Company,
                                         Delaware Investment Advisers, Delaware Capital Management and Delaware Lincoln Cash
                                         Management (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                         EXECUTIVE VICE PRESIDENT/GENERAL COUNSEL/SECRETARY AND DIRECTOR/TRUSTEE of Delaware
                                         Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware
                                         Investments U.S., Delaware General Management, Inc., Delaware Management Company,
                                         Inc., Delaware Service Company, Inc., Delaware Distributors, Inc., Retirement
                                         Financial Services, Inc., Lincoln National Investment Companies, Inc. and LNC
                                         Administrative Services Corporation

                                         EXECUTIVE PRESIDENT/DEPUTY GENERAL COUNSEL and DIRECTOR of Delaware International
                                         Holdings Ltd.

                                         SENIOR VICE PRESIDENT/GENERAL COUNSEL/SECRETARY AND DIRECTOR/TRUSTEE of Delaware
                                         Management Business Trust and Delaware Distributors, L.P.

                                         SENIOR VICE PRESIDENT/GENERAL COUNSEL/SECRETARY of Delaware Management Trust Company

                                         VICE PRESIDENT/GENERAL COUNSEL of Lincoln National Convertible Securities Fund, Inc.
                                         and Lincoln National Income Fund, Inc.

                                         GENERAL PARTNER of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia,
                                         PA.

See Yeng Quek                            EXECUTIVE VICE PRESIDENT/MANAGING DIRECTOR/CHIEF INVESTMENT OFFICER - FIXED INCOME
                                         of Delaware Management Company, Delaware Investment Advisers and Delaware Lincoln
                                         Cash Management (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                         EXECUTIVE VICE PRESIDENT/MANAGING DIRECTOR/CHIEF INVESTMENT OFFICER - FIXED INCOME
                                         AND DIRECTOR/TRUSTEE of Delaware Management Holdings, Inc., Delaware Management
                                         Business Trust and Lincoln National Investment Companies, Inc.

                                         DIRECTOR/TRUSTEE of DHM Corp., DIAL Holding Company, Inc., Delaware International
                                         Holdings Ltd., Delaware Investments U.S., Inc., Delaware Management Company, Inc.,
                                         Delaware Service Company, Inc. and HYPPCO Finance Company Ltd.

Gerald S. Frey                           MANAGING DIRECTOR/CHIEF INVESTMENT OFFICER - GROWTH INVESTING of Delaware Management
                                         Company, Delaware Investment Advisers, Delaware Capital Management (each a series of
                                         Delaware Management Business Trust), Delaware Management Holdings, Inc., Delaware
                                         Management Business Trust, Lincoln National Investments Companies, Inc. and each fund in the Delaware Investments Family of Funds

Douglas L. Anderson                      SENIOR VICE PRESIDENT/OPERATIONS of Delaware Management Company (a series of Delaware
                                         Management Business Trust), Delaware Service Company, Inc., Delaware Distributors,
                                         Inc., Retirement Financial Services, Inc. and Delaware Distributors, L.P

                                         SENIOR VICE PRESIDENT/OPERATIONS and DIRECTOR of Delaware Management Trust Company

Robert L. Arnold                         SENIOR VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of Delaware Management Company,
                                         Delaware Investment Advisers and Delaware Capital Management (each a series of
                                         Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Marshall T. Bassett                      SENIOR VICE PRESIDENT/PORTFOLIO MANAGER of Delaware Management Company and Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust)

                                         SENIOR VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of each fund in the Delaware
                                         Investments Family of Funds

NAME OF TRUSTEES & OFFICERS              POSITIONS & OFFICES WITH DMC AND ITS AFFILIATES AND OTHER POSITIONS & OFFICES HELD
--------------------------------------------------------------------------------------------------------------------------------
Christopher S. Beck                      SENIOR VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of Delaware Management Company,
                                         Delaware Investment Advisers, Delaware Capital Management (each a series of Delaware
                                         Management Business Trust) and each fund in the Delaware Investments Family of Funds

Michael P. Bishof                        SENIOR VICE PRESIDENT/INVESTMENT ACCOUNTING of Delaware Management Company, Delaware
                                         Capital Management (each a series of Delaware Management Business Trust), Delaware
                                         Service Company, Inc. and Delaware Distributors, L.P.

                                         SENIOR VICE PRESIDENT/TREASURER/INVESTMENT ACCOUNTING of Delaware Investment Advisers
                                         (a series of Delaware Management Business Trust)

                                         SENIOR VICE PRESIDENT/MANAGER OF INVESTMENT ACCOUNTING of Delaware International
                                         Advisers Ltd.,

                                         SENIOR VICE PRESIDENT/TREASURER of each fund in the Delaware Investments Family of
                                         Funds

                                         CHIEF FINANCIAL OFFICER of Lincoln National Convertible Securities Fund, Inc. and
                                         Lincoln National Income Fund, Inc.

Lisa O. Brinkley                         SENIOR VICE PRESIDENT/COMPLIANCE DIRECTOR of Delaware Management Company, Delaware
                                         Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash Management
                                         (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                                         Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc.,
                                         Delaware General Management, Inc., Delaware Management Company, Inc., Delaware
                                         Service Company, Inc., Delaware Distributors, Inc. Retirement Financial Services,
                                         Inc., Delaware Management Business Trust, Delaware Distributors, L.P., Lincoln
                                         National Investment Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware Investments Family of Funds

                                         SENIOR VICE PRESIDENT/COMPLIANCE DIRECTOR/ASSISTANT SECRETARY of Delaware Management
                                         Trust Company

Ryan K. Brist                            SENIOR VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of Delaware Management Company,
                                         Delaware Investment Advisers (each a series of Delaware Management Business Trust)
                                         and each fund in the Delaware Investments Family of Funds

                                         VICE PRESIDENT of Lincoln National Income Fund, Inc.

Timothy G. Connors                       SENIOR VICE PRESIDENT/CHIEF INVESTMENT OFFICER - VALUE INVESTING of Delaware
                                         Management Company, Delaware Investment Advisers (each a series of Delaware
                                         Management Business Trust), Delaware Management Holdings, Inc., Delaware Management
                                         Business Trust , Lincoln National Investment Companies, Inc. and each fund in the
                                         Delaware Investments Family of Funds

Nancy M. Crouse                          SENIOR VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of Delaware Management Company,
                                         Delaware Investment Advisers (each a series of Delaware Management Business Trust)
                                         and each fund in the Delaware Investment Family of Funds

George E. Deming                         SENIOR VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of Delaware Management Company,
                                         Delaware Investment Advisers (each a series of Delaware Management Business Trust)
                                         and each fund in the Delaware Investments Family of Funds

                                         DIRECTOR of Delaware International Advisers Ltd.

Robert J. DiBraccio                      SENIOR VICE PRESIDENT/HEAD OF EQUITY TRADING of Delaware Management Company, Delaware
                                         Investment Advisers and Delaware Capital Management (each a series of Delaware
                                         Management Business Trust)

J. Paul Dokas                            SENIOR VICE PRESIDENT/DIRECTOR OF RESEARCH - QUANTITATIVE of Delaware Management
                                         Company, Delaware Investment Advisers (each a series of Delaware Management Business
                                         Trust) and each fund in the Delaware Investments Family of Funds

John B. Fields                           SENIOR VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of Delaware Management Company,
                                         Delaware Investment Advisers (each a series of Delaware Management Business Trust)
                                         and each fund in the Delaware Investments Family of Funds

                                         TRUSTEE of Delaware Management Business Trust

NAME OF TRUSTEES & OFFICERS              POSITIONS & OFFICES WITH DMC AND ITS AFFILIATES AND OTHER POSITIONS & OFFICES HELD
--------------------------------------------------------------------------------------------------------------------------------
John A. Heffern                          SENIOR VICE PRESIDENT/PORTFOLIO MANAGER of Delaware Management Company and Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust)

                                         SENIOR VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of each fund in the Delaware
                                         Investments Family of Funds

Carolyn McIntyre(1)                      SENIOR VICE PRESIDENT/HUMAN RESOURCES of Delaware Management Company, Delaware
                                         Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash Management
                                         (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                                         Inc., DMH Corp., DIAL Holding Company, Inc., Delaware General Management, Inc.,
                                         Delaware Management Business Trust and Lincoln National Investment Companies, Inc.

Susan L. Natalini                        SENIOR VICE PRESIDENT/GLOBAL MARKETING & CLIENT SERVICES of Delaware Management
                                         Company and Delaware Investment Advisers (each a series of Delaware Management
                                         Business Trust)

Francis X. Morris                        SENIOR VICE PRESIDENT/PORTFOLIO MANAGER of Delaware Management Company (a series of
                                         Delaware Management Business Trust)

                                         DIRECTOR/FUNDAMENTAL RESEARCH/SENIOR PORTFOLIO MANAGER of and each fund in the
                                         Delaware Investments Family of Funds

                                         SENIOR VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of Delaware Investment Advisers (a
                                         series of Delaware Management Business Trust) and each fund in the Delaware
                                         Investments Family of Funds

                                         VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of Delaware General Management, Inc.

                                         VICE PRESIDENT/SENIOR EQUITY ANALYST of Delaware Capital Management (a series of
                                         Delaware Management Business Trust)

John J. O'Connor                         SENIOR VICE PRESIDENT/INVESTMENT ACCOUNTING of Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Service Company, Inc.

                                         SENIOR VICE PRESIDENT/INVESTMENT ACCOUNTING/ASSISTANT TREASURER of Delaware
                                         Investment Advisers (a series of Delaware Management Business Trust)

                                         SENIOR VICE PRESIDENT/ASSISTANT TREASURER of each fund in the Delaware Investments
                                         Family of Funds

Philip R Perkins(2)                      SENIOR VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of Delaware Management Company and
                                         Delaware Investment Adviser (each a series of Delaware Management Business Trust)

Timothy L. Rabe                          SENIOR VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of Delaware Management Company,
                                         Delaware Investment Advisers (each a series of Delaware Management Business Trust)
                                         and each fund in the Delaware Investments Family of Funds

Paul M. Ross                             SENIOR VICE PRESIDENT/GLOBAL MARKETING & CLIENT SERVICES of Delaware Management
                                         Company and Delaware Investment Advisers (each a series of Delaware Management
                                         Business Trust)

James L. Shields                         SENIOR VICE PRESIDENT/CHIEF INFORMATION OFFICER of Delaware Management Company,
                                         Delaware Investment Advisers, Delaware Capital Management (each a series of Delaware
                                         Management Business Trust), Delaware Service Company, Inc., Retirement Financial
                                         Services, Inc. and Delaware Distributors, L.P.

Ward W. Tatge                            SENIOR VICE PRESIDENT/DIRECTOR OF FIXED INCOME RESEARCH of Delaware Management
                                         Company, Delaware Investment Advisers (each a series of Delaware Management Business
                                         Trust) and each fund in the Delaware Investments Family of Funds

Gary T. Abrams                           VICE PRESIDENT/EQUITY TRADER of Delaware Management Company and Delaware Investment
                                         Advisers (each a series of Delaware Management Business Trust)

Christopher S. Adams                     VICE PRESIDENT/PORTFOLIO MANAGER/SENIOR EQUITY ANALYST of Delaware Management Company
                                         (a series of Delaware Management Business Trust) and each fund in the Delaware
                                         Investments Family of Funds

                                         VICE PRESIDENT/SENIOR EQUITY ANALYST I of Delaware Investment Advisers (a series of
                                         Delaware Management Business Trust)

NAME OF TRUSTEES & OFFICERS              POSITIONS & OFFICES WITH DMC AND ITS AFFILIATES AND OTHER POSITIONS & OFFICES HELD
--------------------------------------------------------------------------------------------------------------------------------
Damon J. Andres                          VICE PRESIDENT/SENIOR FIXED INCOME PORTFOLIO MANAGER I of Delaware Management Company
                                         (a series of Delaware Management Business Trust)

                                         VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of each fund in the Delaware Investments
                                         Family of Funds

                                         VICE PRESIDENT/PORTFOLIO MANAGER of Delaware Investment Advisers (a series of
                                         Delaware Management Business Trust)

                                         VICE PRESIDENT of Lincoln National Convertible Securities Fund, Inc.

Joseph R. Baxter                         VICE PRESIDENT/PORTFOLIO MANAGER of Delaware Management Company, Delaware Investment
                                         Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                         Delaware Investments Family of Funds

Richard E. Biester                       VICE PRESIDENT/EQUITY TRADER of Delaware Management Company and Delaware Investment
                                         Advisers (each a series of Delaware Management Business Trust)

Vincent A. Brancaccio                    VICE PRESIDENT/SENIOR EQUITY TRADER of Delaware Management Company and Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust)

Michael P. Buckley                       VICE PRESIDENT/PORTFOLIO MANAGER/DIRECTOR OF MUNICIPAL RESEARCH of Delaware
                                         Management Company and Delaware Investment Advisers (each a series of Delaware
                                         Management Business Trust)

                                         VICE PRESIDENT/PORTFOLIO MANAGER/SENIOR MUNICIPAL BOND ANALYST of each fund in the
                                         Delaware Investments Family of Funds

MaryEllen M. Carrozza                    VICE PRESIDENT/CLIENT SERVICES of Delaware Management Company, Delaware Investment
                                         Advisers (each a series of Delaware Management Business Trust), Delaware General
                                         Management, Inc. and each fund in the Delaware Investments Family of Funds

Stephen R. Cianci                        SENIOR VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of Delaware Management Company,
                                         Delaware Investment Advisers (each a series of Delaware Management Business Trust)
                                         and each fund in the Delaware Investments Family of Funds

                                         VICE PRESIDENT/PORTFOLIO MANAGER of Delaware Capital Management (a series of Delaware
                                         Management Business Trust)

David F. Connor                          VICE PRESIDENT/DEPUTY GENERAL COUNSEL/ASSISTANT SECRETARY of Delaware Management
                                         Company, Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln
                                         Cash Management (each a series of Delaware Management Business Trust), Delaware
                                         Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware
                                         Investments U.S., Inc., Delaware Management Company, Inc., Delaware Service Company,
                                         Inc., Delaware Distributors, Inc. Retirement Financial Services, Inc., Delaware
                                         Management Trust Company, Delaware Management Business Trust, Delaware Distributors,
                                         L.P., Lincoln National Investment Companies, Inc., LNC Administrative Services
                                         Corporation and each fund in the Delaware Investments Family of Funds

                                         SECRETARY of Lincoln National Convertible Securities Fund, Inc. and Lincoln National
                                         Income Fund, Inc.

Scott E. Decatur(3)                      VICE PRESIDENT/SENIOR EQUITY ANALYST of Delaware Management Company, Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investment Family of Funds

Joseph F. DeMichele                      VICE PRESIDENT/HIGH GRADE TRADING of Delaware Management Company (a series of
                                         Delaware Management Business Trust)

                                         VICE PRESIDENT/SENIOR HIGH GRADE TRADING of Delaware Investment Advisers (a series of
                                         Delaware Management Business Trust)

NAME OF TRUSTEES & OFFICERS              POSITIONS & OFFICES WITH DMC AND ITS AFFILIATES AND OTHER POSITIONS & OFFICES HELD
--------------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger                         VICE PRESIDENT/TAXATION of Delaware Management Company, Delaware Investment Advisers,
                                         Delaware Capital Management, Delaware Lincoln Cash Management (each a series of
                                         Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                         DIAL Holding Company, Inc., Delaware General Management, Inc., Delaware Management
                                         Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc. Retirement
                                         Financial Services, Inc., Delaware Management Business Trust, Delaware Distributors,
                                         L.P., Lincoln National Investment Companies, Inc., LNC Administrative Services
                                         Corporation and each fund in the Delaware Investments Family of Funds

Phoebe W. Figland                        VICE PRESIDENT/INVESTMENT ACCOUNTING of Delaware Management Company (a series of
                                         Delaware Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware Investments Family of Funds

Joseph Fiorilla                          VICE PRESIDENT/TRADING OPERATIONS of Delaware Management Company and Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust)

Charles E. Fish                          VICE PRESIDENT/SENIOR EQUITY TRADER of Delaware Management Company and Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust)

Clifford M. Fisher(4)                    VICE PRESIDENT/SENIOR BOND TRADER of Delaware Management Company and Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust)

Denise A. Franchetti                     VICE PRESIDENT/PORTFOLIO MANAGER/MUNICIPAL BOND CREDIT ANALYST of Delaware Management
                                         Company, Delaware Investment Advisers (each a series of Delaware Management Business
                                         Trust) and each fund in the Delaware Investments Family of Funds

Brian Funk                               VICE PRESIDENT/HIGH YIELD ANALYST of Delaware Management Company, Delaware Investment
                                         Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                         Delaware Investments Family of Funds

James A. Furgele                         VICE PRESIDENT/INVESTMENT ACCOUNTING of Delaware Management Company, Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust), Delaware
                                         Service Company, Inc. and each fund in the Delaware Investments Family of Funds

Brent C. Garrells                        VICE PRESIDENT/ HIGH YIELD ANALYST of Delaware Management Company, Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Daniel V. Geatens                        VICE PRESIDENT/INVESTMENT ACCOUNTING of Delaware Management Company (a series of
                                         Delaware Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware Investments Family of Funds

Stuart M. George                         VICE PRESIDENT/EQUITY TRADER of Delaware Management Company and Delaware Investment
                                         Advisers (each a series of Delaware Management Business Trust)

Robert E. Ginsberg                       VICE PRESIDENT/PORTFOLIO MANAGER/SENIOR EQUITY ANALYST of Delaware Management Company
                                         (a series of Delaware Management Business Trust) and each fund in the Delaware
                                         Investments Family of Funds

                                         VICE PRESIDENT/PORTFOLIO MANAGER/SENIOR EQUITY ANALYST of Delaware Investment
                                         Advisers (a series of Delaware Management Business Trust)

Barry Gladstein                          VICE PRESIDENT/PORTFOLIO ANALYST of Delaware Management Company and Delaware
                                         Investment Advisers (a series of Delaware Management Business Trust)

                                         VICE PRESIDENT/EQUITY ANALYST of Delaware Capital Management (a series of Delaware
                                         Management Business Trust) and each fund in the Delaware Investments Family of Funds

Paul Grillo                              VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of Delaware Management Company, Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                         VICE PRESIDENT/PORTFOLIO MANAGER of Delaware Capital Management (a series of Delaware
                                         Management Business Trust)

Brian T. Hannon                          VICE PRESIDENT/EQUITY ANALYST of Delaware Management Company, Delaware Investment
                                         Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                         Delaware Investments Family of Funds

NAME OF TRUSTEES & OFFICERS              POSITIONS & OFFICES WITH DMC AND ITS AFFILIATES AND OTHER POSITIONS & OFFICES HELD
--------------------------------------------------------------------------------------------------------------------------------
Jonathan Hatcher(5)                      VICE PRESIDENT/SENIOR HIGH YIELD TRADER of Delaware Management Company (a series of
                                         Delaware Management Business Trust)

                                         SENIOR VICE PRESIDENT/SENIOR FIXED INCOME ANALYST II of each fund in the Delaware
                                         Investments Family of Funds

                                         VICE PRESIDENT/SENIOR HIGH YIELD ANALYSIS of Delaware Investment Advisers (a series of Delaware Management Business Trust)

Jeffrey W. Hynoski                       VICE PRESIDENT/PORTFOLIO MANAGER of Delaware Management Company, Delaware Investment
                                         Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                         Delaware Investments Family of Funds

Cynthia Isom                             VICE PRESIDENT/PORTFOLIO MANAGER of Delaware Management Company, Delaware Investment
                                         Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                         Delaware Investments Family of Funds

Kenneth R. Jackson                       VICE PRESIDENT/EQUITY ANALYST of Delaware Management Company, Delaware Investment
                                         Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                         Delaware Investments Family of Funds

Steven T. Lampe                          VICE PRESIDENT/PORTFOLIO MANAGER of Delaware Management Company, Delaware Investment
                                         Advisers, Delaware Capital Management (each a series of Delaware Management Business
                                         Trust) and each fund in the Delaware Investments Family of Funds

Kevin S. Lee                             VICE PRESIDENT/ASSISTANT CONTROLLER of Delaware Management Company, Delaware
                                         Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash Management
                                         (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                                         Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc.,
                                         Delaware General Management, Inc., Delaware Management Company, Inc., Delaware
                                         Service Company, Inc., Delaware Distributors, Inc. Retirement Financial Services,
                                         Inc., Delaware Management Trust Company, Delaware Management Business Trust, Delaware
                                         Distributors, L.P., Lincoln National Investment Companies, Inc., LNC Administrative
                                         Services Corporation and LNC Administrative Services Corporation

SooHee Lee-Lim                           VICE PRESIDENT/CLIENT SERVICES of Delaware Management Company and Delaware Investment
                                         Advisers (each a series of Delaware Management Business Trust)

Andrew M. McCullagh, Jr.                 VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of Delaware Management Company, Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Michael S. Morris                        VICE PRESIDENT/PORTFOLIO MANAGER of Delaware Management Company and Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust)

                                         VICE PRESIDENT/SENIOR EQUITY ANALYST of each fund in the Delaware Investments Family of Funds

John R. Murray                           VICE PRESIDENT/SENIOR EQUITY ANALYST of Delaware Management Company (a series of
                                         Delaware Management Business Trust)

Brian L. Murray. Jr.(6)                  VICE PRESIDENT/ASSOCIATE GENERAL COUNSEL/ASSISTANT SECRETARY of Delaware Management
                                         Company, Delaware Investment Advisers, Delaware Capital Management (each a series of
                                         Delaware Management Business Trust), Delaware Service Company, Inc., Delaware
                                         Distributors, Inc., Retirement Financial Services, Inc., Delaware Management Business
                                         Trust, Delaware Distributors, L.P., and each fund in the Delaware Investments Family of Funds

David P. O'Connor                        VICE PRESIDENT/ASSOCIATE GENERAL COUNSEL/ASSISTANT SECRETARY of Delaware Management
                                         Company, Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln
                                         Cash Management (each a series of Delaware Management Business Trust), Delaware
                                         Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware
                                         Investments U.S., Inc., Delaware General Management, Inc., Delaware Management
                                         Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc. Retirement
                                         Financial Services, Inc., Delaware Management Business Trust, Delaware Distributors,
                                         L.P., Lincoln National Investment Companies, Inc., LNC Administrative Services
                                         Corporation and each fund in the Delaware Investments Family of Funds

NAME OF TRUSTEES & OFFICERS              POSITIONS & OFFICES WITH DMC AND ITS AFFILIATES AND OTHER POSITIONS & OFFICES HELD
--------------------------------------------------------------------------------------------------------------------------------
Philip O. Obazee(7)                      VICE PRESIDENT/DERIVATIVES MANAGER of Delaware Management Company, Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Donald G. Padilla                        VICE PRESIDENT/EQUITY ANALYST II of Delaware Management Company and Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust)

                                         VICE PRESIDENT/EQUITY ANALYST of each fund in the Delaware Investments Family of Funds

Richard Salus                            VICE PRESIDENT/DEPUTY CONTROLLER of Delaware Management Company, Delaware Investment
                                         Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust), Delaware Management Holdings, Inc.,
                                         DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware
                                         General Management, Inc., Delaware Management Company, Inc., Lincoln National
                                         Investment Companies, Inc., LNC Administrative Services Corporation and LNC
                                         Administrative Services Corporation

                                         VICE PRESIDENT/ASSISTANT CONTROLLER of Delaware International Holdings Ltd., Delaware
                                         Service Company, Inc., Delaware Distributors, Inc., Retirement Financial Services,
                                         Inc., Delaware Management Trust Company, Delaware Management Business Trust and
                                         Delaware Distributors, L.P.

Kevin C. Schildt                         VICE PRESIDENT/SENIOR MUNICIPAL CREDIT ANALYST of Delaware Management Company and
                                         Delaware Investment Advisers (each a series of Delaware Management Business Trust)

                                         VICE PRESIDENT/SENIOR RESEARCH ANALYST of each fund in the Delaware Investments
                                         Family of Funds

Richard D. Seidel                        VICE PRESIDENT/ASSISTANT CONTROLLER/MANAGER - PAYROLL of Delaware Management Company,
                                         Delaware Investment Advisers, Delaware Lincoln Cash Management (each a series of
                                         Delaware Management Business Trust), Delaware Investments, U.S., Delaware General
                                         Management, Inc., Delaware Management Company, Inc., Delaware Distributors, Inc.,
                                         Retirement Financial Services, Inc., Delaware Management Business Trust, Lincoln
                                         Investment Companies, Inc. and LNC Administrative Services Corporation

                                         VICE PRESIDENT/ASSISTANT TREASURER of Delaware Capital Management (a series of
                                         Delaware Management Business Trust), Delaware Management Holdings, Inc., DHM Corp.,
                                         DIAL Holding Company, Inc., Delaware Service Company, Inc. and Delaware Distributors,
                                         L.P.

Brenda L. Sprigman                       VICE PRESIDENT/BUSINESS MANAGER - FIXED INCOME of Delaware Management Company and
                                         Delaware Investment Advisers (each a series of Delaware Management Business Trust)

Matthew J. Stephens                      VICE PRESIDENT/SENIOR HIGH GRADE ANALYST of Delaware Management Company, Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Michael T. Taggart                       VICE PRESIDENT/FACILITIES & ADMINISTRATIVE SERVICES of Delaware Management Company,
                                         Delaware Investment Advisers (each a series of Delaware Management Business Trust),
                                         Delaware Service Company, Inc., Delaware Distributors, Inc. and Delaware
                                         Distributors, L.P.

Lori P. Wachs                            VICE PRESIDENT/PORTFOLIO MANAGER of Delaware Management Company, Delaware Investment
                                         Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                         Delaware Investments Family of Funds

Laura Wagner                             VICE PRESIDENT/INVESTMENT ACCOUNTING of Delaware Management Company (a series of
                                         Delaware Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware Investments Family of Funds

Chris Welker                             VICE PRESIDENT/SENIOR HIGH GRADE TRADER of Delaware Management Company and Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust)

James J. Wright                          VICE PRESIDENT/SENIOR EQUITY ANALYST of Delaware Management Company, Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

NAME OF TRUSTEES & OFFICERS              POSITIONS & OFFICES WITH DMC AND ITS AFFILIATES AND OTHER POSITIONS & OFFICES HELD
--------------------------------------------------------------------------------------------------------------------------------
Erik E. Zipf                             VICE PRESIDENT/EQUITY ANALYST II of Delaware Management Company and Delaware
                                         Investment Advisers (each a series of Delaware Management Business Trust)

                                         VICE PRESIDENT/EQUITY ANALYST of each fund in the Delaware Investments Family of Funds

(1) HEAD OF HUMAN RESOURCES, Lincoln Life, 2001-2003.

(2) MANAGING DIRECTOR/GLOBAL MARKETS, Deutsche Bank, 1998-2003.

(3) QUANTITATIVE INVESTMENT PROFESSIONAL, Grantham, Mayo, VanOtterloo & Co., 1997-2002.

(4) VICE PRESIDENT/MUNICIPAL BOND, Advest, Inc., 1999-2002.

(5) SENIOR RESEARCH ANALYST, Strong Capital Management, 2000-2002.

(6) ASSOCIATE CORPORATE COUNSEL, Franklin Templeton Investments, 1998-2002.

(7) VICE PRESIDENT/QUANTITATIVE RESEARCH GROUP, First Union Capital Markets Corporation, 1998-2001.


Item 26.                            Principal Underwriters

(1) The sole principal underwriter for the Fund is ALPS Distributors, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, First Funds, Stonebridge Growth Fund, Inc., Stonebridge Aggressive Growth Fund, Inc., SPDR Trust, MidCap SPDR Trust, DIAMONDS Trust, Select Sector SPDR Trust, Nasdaq-100 Trust, Firsthand Funds, Holland Balanced Fund, State Street Institutional Investment Trust, Ameristock Mutual Fund, Inc., Davis Park Series Trust, AGILEX Funds, Accessor Funds, Inc., W.P. Stewart & Co. Growth Fund, Inc., Williams Capital Management Trust, Wasatch Funds, Inc., BLDRS Index Funds Trust, Aristata Funds and Agile Funds.

(b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:


NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH             POSITIONS AND OFFICERS WITH
BUSINESS ADDRESS*                        REGISTRANT                             UNDERWRITER
-----------------                        ----------                             -----------
W. Robert Alexander                      Trustee                                Chairman, Chief Executive Officer
                                                                                and Secretary

Thomas A. Carter                         None                                   Chief Financial Officer and Director

Edmund J. Burke                          President                              President and Director

Jeremy O. May                            Treasurer                              Senior Vice President and Director

Bob Szydlowski                           None                                   Vice President

Rick A. Pederson                         None                                   Director

* All addresses are 1625 Broadway, Suite 2200, Denver, Colorado  80202

Item 27.                            Location of Accounts and Records

                                    First Tennessee Bank National Association, located at 530 Oak Court Dr., Suite 200, Memphis, Tennessee 38117, Highland Capital Management Corp., located at 6011 Privacy Parkway, Suite 228, Memphis, Tennessee 38119, Delaware Management Company, located at 2005 Market Street, Philadelphia, Pennsylvania 19103, and ALPS Distributors, Inc., located at 1625 Broadway, Suite 2200, Denver, Colorado 80202, will maintain physical possession of each such account, book or other documents of the Trust, except for those documents relating to the custodial records maintained by the Trust's Custodian, State Street Bank and Trust, 1 Heritage Drive, North Quincy, Massachusetts 02171.

Item 28.                            Management Services

                                    Not Applicable.

Item 29.                            Undertakings

                                    The Registrant, on behalf of each Portfolio undertakes, provided the information required by Item 5A is contained in the Annual Report, to furnish each person to whom a Prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 29th day of April, 2004.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:      /s/Edmund J. Burke
         ------------------
         Edmund J. Burke

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/W. Robert Alexander*               Trustee                     April 29, 2004
-----------------------
W. Robert Alexander

/s/John R. Moran, Jr.*                Trustee                     April 29, 2004
----------------------
John R. Moran, Jr.

/s/Mary K. Anstine*                   Trustee                     April 29, 2004
-------------------
Mary K. Anstine

/s/Robert E. Lee                      Trustee                     April 29, 2004
----------------
Robert E. Lee

/s/Edmund J. Burke                    President                   April 29, 2004
------------------
Edmund J. Burke

/s/Jeremy O. May                      Treasurer                   April 29, 2004
----------------
Jeremy O. May

* Signature affixed by Traci A. Thelen pursuant to a power of attorney dated June 11, 2002.

                                INDEX TO EXHIBITS
                  FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

EXHIBIT NUMBER
--------------
(h)(9)                    Fee Waiver Agreement between Financial Investors Variable Insurance
                          Trust and First Tennessee Bank National Association, on behalf of all
                          Portfolios.

(i)                       Opinion of Davis Graham & Stubbs LLP, Counsel to Registrant.

(j)                       Consent of Independent Public Accountants Deloitte & Touche LLP.